Fidelity®

Asset ManagerSM

Annual Report

for the year ending
September 30, 2001

and

Prospectus

dated November 21, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Market Recap	<Click Here>	An overview of the market's performance and the factors driving it.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Prospectus	P-1

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

It's too early to assess how the financial markets will respond long term to the events of September 11, 2001, but the short-term reaction was clear. Many investors, already concerned about the poor showing of equities during the year, were quick to sell stocks when the market reopened. Composure returned to a large degree shortly thereafter, however, and many equity and bond indexes were on the upswing as September ended.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Asset Manager funds are already diversified because they invest in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a shorter investment time horizon, you might want to consider moving some of your investment into Asset Manager: Income, which generally has a higher weighting in short-term investments compared with the other Asset Manager funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended September 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Asset Manager SM	-13.63%	56.98%	164.57%
Fidelity Asset Manager Composite	-9.04%	54.94%	147.47%
S&P 500®	-26.62%	62.71%	230.59%
LB Aggregate Bond	12.95%	47.33%	111.14%
LB 3 Month T-Bill	5.50%	30.22%	61.41%
Flexible Portfolio Funds Average	-14.73%	40.18%	145.10%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Asset Manager Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 SM Index (S&P 500®), the Lehman Brothers® Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix. To measure how the fund's performance stacked up against its peers, you can compare it to the flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 237 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended September 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager	-13.63%	9.44%	10.22%
Fidelity Asset Manager Composite	-9.04%	9.15%	9.48%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Asset Manager SM on September 30, 1991. As the chart shows, by September 30, 2001, the value of the investment would have grown to $26,457 - a 164.57% increase on the initial investment. For comparison, look at how both the S&P 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 Index would have grown to $33,059 - a 230.59% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $21,114 - a 111.14% increase. You can also look at how the Fidelity Asset Manager Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The composite index combines the total returns of the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month T-Bill Index according to the fund's neutral mix*, and assumes monthly rebalancing of the mix. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $24,747 - a 147.47% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

* Currently 50% stocks, 40% bonds and 10% short-term/money market instruments effective January 1, 1997; 40%, 40% and 20%, respectively, between June 1, 1992 and December 31, 1996; 30%, 40%, and 30%, respectively, prior to June 1, 1992.

Annual Report

Market Recap

The 12-month period that ended on September 30, 2001, was characterized by a dramatic economic slowdown, which reduced corporate profits and created high anxiety with equity investors. This anxiety benefited the fixed-income markets, which offered more stability to investors. The end of the period was punctuated by the terrorist attacks on September 11, 2001, that shocked the world and closed U.S. equity markets for nearly a week. When stock exchanges reopened, an equity sell-off ensued. But it wasn't long before some measure of rationality returned to the markets.

Stocks: Economic weakness tested the durability of corporate profits during the 12-month period ending September 30, 2001. A variety of unfavorable factors, including sluggish product demand, a decline in consumer spending and a sharp reduction in funding from the capital markets, proved a difficult challenge for innumerable companies. Many sectors succumbed to lower corporate earnings, which gave way to a flurry of layoffs and caused the equity market to decline. Investors sold down many areas, including those with stable earnings growth that are typically seen as defensive, such as health care, energy and utilities. Reacting to a broad-based decline in corporate earnings, the blue chips' Dow Jones Industrial AverageSM declined 15.47%, while the large-cap Standard & Poor's 500SM Index and the tech-heavy NASDAQ Composite® Index fell 26.62% and 59.08%, respectively. Small-cap stocks didn't offer investors a much better alternative, as evidenced by the -21.21% return for the Russell 2000® Index. The federal government sought to re-energize the slowing U.S. economy through a number of measures. The Federal Reserve Board moved aggressively to reduce key interest rates to their lowest levels in decades. For its part, the Bush administration's tax rebate program was implemented, putting billions of dollars into taxpayers' hands in an effort to fuel additional spending. Through the end of the period, however, it was too soon to measure the effects of these efforts.

Bonds: Investment-grade bonds returned to favor during the 12-month period ending September 30, 2001. After taking a backseat to stellar-performing equities in recent years, investment-grade bonds were in high demand. A rapid slowdown in the economy, sharply lower interest rates and continued weakness in the equity market sent investors scurrying to the relative safety that bonds typically provide. The Lehman Brothers® Aggregate Bond Index - a widely followed measure of taxable-bond performance - returned 12.95% during the past year. Falling interest rates provided a considerable boost to all types of investment-grade bonds. The Federal Reserve Board lowered key interest rates eight times during the past year to their lowest levels in decades. As interest rates fell, bond yields declined and their prices rose. The higher-yielding spread sectors - particularly government agency issues and corporate bonds - reacted the most positively to lower rates. The Lehman Brothers U.S. Agency Index returned 13.99% during the period on the combination of historically attractive valuations and the vastly diminished threat of stricter legislation governing such entities as Fannie Mae and Feddie Mac. The Lehman Brothers Credit Bond Index jumped 13.10%, as demand from jittery equity investors matched record levels of new issuance. A record rate of home refinancing caused mortgage bonds to underperform higher-quality, lower-yielding Treasuries. The Lehman Brothers Mortgage-Backed Securities Index rose 12.34%, while the Lehman Brothers Treasury Index advanced 12.94%.

Annual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Richard Habermann, Portfolio Manager of Fidelity Asset Manager

Q. How did the fund perform, Dick?

A. For the one-year period that ended September 30, 2001, the fund returned -13.63%, outperforming the flexible portfolio funds average tracked by Lipper Inc., which returned -14.73%. The Fidelity Asset Manager Composite Index returned -9.04% during the same time frame.

Q. How did your asset-allocation decisions influence performance during the past 12 months?

A. I continued to emphasize equities, allocating just over 54% to stocks on average during the period. The fund's neutral allocation mix typically calls for 50% to be invested in stocks, 40% in bonds and 10% in short-term and money market instruments. Assuming a more cautious stance and scaling back on the fund's equity weighting early in the period allowed us to sidestep the full brunt of the market's precipitous decline during that time. In the summer, I shifted the allocation back in favor of stocks, which I felt would outperform with the building blocks of an economic recovery seemingly falling into place. This move proved premature, however, as the risk of a more prolonged period of sluggishness, heightened by the tragic events of September 11, dragged the market lower. Given that equities significantly underperformed most other asset classes during the period, having even the slightest emphasis here hurt relative to the index. Still, the overall allocation strategy was enough to overcome our Lipper peers, which held a higher concentration in stocks on average. Our fixed-income strategy, on the other hand, failed to pay off for us. The decision to maintain an allocation to high-yield debt, while underweighting investment-grade bonds - by far the top-performing asset class this past year - hampered the fund's performance as investors responded to uncertainty by seeking refuge in safer investments.

Q. What factors drove the fund's equity holdings?

A. The equity portion of the fund performed roughly in line with the S&P 500 during the period. It was an unusually challenging environment for stocks, with nearly every sector of the market finishing the period with a negative return. Charles Mangum - who directed the fund's equity investments for much of the period - deserves credit for effectively navigating the subportfolio through the period's turbulence and maintaining a performance advantage over the index up until September's indiscriminate sell-off in the market. Charles' conservative style of growth at a reasonable price worked well for the fund during most of the period, as the market began to focus more intently on fundamentals and valuations. His emphasis on stable-growth stocks helped the most, as investors continued to be attracted to stable growth as the economy slowed and technology stocks floundered. Defensive financials generally performed well as the Federal Reserve Board continued to cut short-term interest rates. Focusing on companies with less credit risk and favorable earnings outlooks, such as Fannie Mae, paid off nicely for us. Another pocket of strength was in consumer staples, particularly tobacco stocks such as Philip Morris, and health care services, namely Cardinal Health. Equally important was what we avoided. Despite producing negative absolute returns, having less exposure to the troubled technology sector than the index was a major plus on a relative basis. In particular, we benefited from underweighting large-cap hardware names such as Nortel, Oracle and Intel, which all fell by more than 50% during the period.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What stocks detracted from performance?

A. We were hurt by becoming more aggressive late in the period in anticipation of an economic recovery. As defensive stocks moved higher, they became less attractive, so we began to look elsewhere for opportunities. We added to our position in consumer cyclicals, particularly media stocks, which we felt were poised to outperform early in an upturn. The fact is, we were early, as stocks such as Clear Channel Communications fell late in the period. Our overall positioning in the health sector further dampened returns. Security selection among large-cap drug stocks caused the most damage, as we underweighted solid performers such as Johnson & Johnson and overweighted laggards such as Schering-Plough, which suffered from manufacturing problems with several of its products. The fund no longer held Johnson & Johnson at the end of the period.

Q. How did the bond portion of the fund fare?

A. The fund's investment-grade holdings, managed by Charlie Morrison, continued to produce strong results. Maintaining an emphasis on the spread sectors, particularly corporate bonds and commercial mortgage-backed securities during a time of aggressive Fed easings and significant yield curve steepening, proved wise as these securities outperformed Treasuries for much of the period. Yield-curve positioning also was important, as we favored the intermediate part of the curve, which outperformed. Timely trading was another key to performance, as we lightened up considerably on corporates during the summer as they continued to rally. This move helped shelter us from much of the yield-spread widening that occurred relative to Treasuries in September as a result of the terrorist attacks. Finally, diversification remained invaluable to us, as we managed to prevent a handful of troubled corporate issues from overwhelming strong security selection achieved elsewhere in the subportfolio. The fund's high-yield investments had enjoyed a nice rally during the period - behind improving issuer fundamentals and positive cash flows - but were unable to sustain it amid the massive flight to safety in September that resulted in one of the worst monthly performances in the history of the high-yield market. Although negative high-yield returns restrained the performance of the overall fixed-income subportfolio, Matt Conti managed to beat the high-yield market by a healthy margin. Reflecting his conservative style, he reoriented the portfolio to have a higher-quality, income-focused structure, which really helped limit our downside by avoiding some of the severe credit problems that plagued several corporate issuers during the period. Diversification was key, as he managed to shed exposure to a weak telecommunications sector and increase investments in stronger areas of the market, such as health and utilities, while capturing an attractive yield advantage over Treasuries. Still, the performance of the high-yield market paled in comparison to that of investment-grade securities.

Q. What about the fund's short-term/money market investments?

A. On average during the past 12 months, we invested the strategic cash portion of Fidelity Asset Manager in a Fidelity money market mutual fund managed by John Todd. Given their conservative nature in a volatile environment, these investments generally did what they're designed to do - provide steady returns to help offset equity market volatility.

Q. What's your outlook?

A. Fiscal and monetary policy are working in tandem, which is usually a very powerful force for the economy. Couple that with falling energy prices, low inflation, company fundamentals likely bottoming and ready to improve, record-wide yield spread levels and default rates nearing their peak, and I feel we could have the ingredients for a more positive environment for higher-risk assets. By the time this is confirmed, however, the market may have already made a big move. So, the biggest risk right now is in not owning equities and high-yield bonds when the bad news turns good. We might still be a bit early, but it's a disservice to shareholders not to overweight these higher-risk assets at a stage like this.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments

Fund number: 314

Trading symbol: FASMX

Start date: December 28, 1988

Size: as of September 30, 2001, more than $11.1 billion

Manager: Richard Habermann, since 1996; manager, Fidelity Asset Manager: Aggressive, since 1999; Fidelity Asset Manager: Income and Fidelity Asset Manager: Growth, since 1996; Fidelity Trend Fund, 1977-1981; Fidelity Magellan Fund, 1972-1977; joined Fidelity in 1968

3

Dick Habermann on the timing of a recovery:

"The events of September 11 probably accelerated what I perceive to be a final downward leg in the economy.

"Earlier in the period, in the face of an unusual global economic slowdown, Europe and other regions of the world were reluctant to cut interest rates because of inflation issues. But after the September attacks, most central banks are now in the game of trying to lower rates - a big positive now that everyone's on the same page.

"If you line up your positive and negative market factors on a ledger, most of the negatives from just a few months ago have shifted over into the positive column, yet the market has failed to respond much to the move. So, I would rather focus on higher-risk assets now - when the list looks more positive - than when it was chock-full of negatives last year at this time. Back then, we saw much higher short-term interest rates, a Fed that was not cutting rates, earnings peaking, no fiscal stimulus, and massive amounts of debt and equity underwriting flooding the market with supply. It's been an 18-month process, but we've finally taken some of those risks out of the equation."

Annual Report

Investment Changes

Top Five Stocks as of September 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	3.5	2.8
Bristol-Myers Squibb Co.	2.9	1.9
Clear Channel Communications, Inc.	2.3	2.6
Citigroup, Inc.	1.9	0.9
General Electric Co.	1.7	1.9
	12.3
Top Five Bond Issuers as of September 30, 2001
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	8.8	9.4
U.S. Treasury Obligations	3.3	3.5
Government National Mortgage Association	2.0	2.3
Freddie Mac	0.9	1.7
Federal Home Loan Bank	0.5	1.8
	15.5
Top Five Market Sectors as of September 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.3	15.9
Health Care	10.1	9.2
Consumer Discretionary	9.5	10.2
Information Technology	8.7	7.6
Industrials	6.8	8.2
Asset Allocation (% of fund's net assets)
As of September 30, 2001*	As of March 31, 2001**
Stock class and Equity futures 56.3%	Stock class and Equity futures 48.7%
Bond class 37.0%	Bond class 40.7%
Short-term class 6.7%	Short-term class 10.6%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart.

Annual Report

Investments September 30, 2001

Showing Percentage of Net Assets

Common Stocks - 48.2%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 4.4%
Hotels, Restaurants & Leisure - 0.6%
Mandalay Resort Group (a)	608,500	$ 9,876
Tricon Global Restaurants, Inc. (a)	817,500	32,062
Wendy's International, Inc.	675,300	17,997
		59,935
Household Durables - 0.0%
Centex Corp.	67,600	2,280
KB HOME	18,800	534
Pulte Homes, Inc.	19,900	610
		3,424
Media - 2.7%
AOL Time Warner, Inc. (a)	1,103,750	36,534
Clear Channel Communications, Inc. (a)	6,468,191	257,111
NTL, Inc. warrants 10/14/08 (a)	11,305	68
Viacom, Inc. Class A (a)	300,600	10,506
		304,219
Multiline Retail - 0.4%
Costco Wholesale Corp. (a)	66,700	2,372
Target Corp.	363,700	11,547
Wal-Mart Stores, Inc.	506,700	25,082
		39,001
Specialty Retail - 0.7%
Gap, Inc.	332,700	3,976
Home Depot, Inc.	1,019,700	39,126
Intimate Brands, Inc. Class A	639,800	5,758
Lowe's Companies, Inc.	689,500	21,823
Staples, Inc. (a)	563,300	7,520
		78,203
Textiles & Apparel - 0.0%
Arena Brands Holdings Corp. Class B	130,444	3,261
Jostens, Inc. warrants 5/1/10 (a)(f)	2,745	33
		3,294
TOTAL CONSUMER DISCRETIONARY		488,076
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 4.0%
Beverages - 1.0%
PepsiCo, Inc.	795,370	$ 38,575
The Coca-Cola Co.	1,440,750	67,499
		106,074
Food & Drug Retailing - 0.7%
Albertson's, Inc.	447,900	14,279
CVS Corp.	1,756,400	58,312
Rite Aid Corp.	1,187,000	9,164
		81,755
Food Products - 0.1%
Kraft Foods, Inc. Class A	332,300	11,421
Household Products - 0.2%
Colgate-Palmolive Co.	307,100	17,889
Personal Products - 0.8%
Alberto-Culver Co. Class B	221,200	8,602
Avon Products, Inc.	536,000	24,790
Estee Lauder Companies, Inc. Class A	288,800	9,574
Gillette Co.	1,688,900	50,329
		93,295
Tobacco - 1.2%
Philip Morris Companies, Inc.	2,813,700	135,874
TOTAL CONSUMER STAPLES		446,308
ENERGY - 2.9%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	1,122,500	32,496
BJ Services Co. (a)	619,700	11,024
Cooper Cameron Corp. (a)	66,700	2,188
ENSCO International, Inc.	783,300	11,452
Global Marine, Inc. (a)	789,100	11,047
Halliburton Co.	552,600	12,461
Schlumberger Ltd. (NY Shares)	320,200	14,633
Smith International, Inc. (a)	50,100	1,824
		97,125
Oil & Gas - 2.0%
Chevron Corp.	299,500	25,383
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Conoco, Inc. Class B	7,261,701	$ 184,012
Devon Energy Corp.	564,600	19,422
		228,817
TOTAL ENERGY		325,942
FINANCIALS - 11.2%
Banks - 3.0%
Bank of America Corp.	723,000	42,223
Bank One Corp.	1,318,650	41,498
Comerica, Inc.	423,352	23,454
FleetBoston Financial Corp.	1,064,900	39,135
PNC Financial Services Group, Inc.	2,026,700	116,029
Synovus Financial Corp.	789,200	21,782
U.S. Bancorp, Delaware	2,361,107	52,369
Wachovia Corp.	1,147	36
		336,526
Diversified Financials - 6.6%
American Express Co.	2,103,800	61,136
Citigroup, Inc.	5,318,066	215,382
Fannie Mae	1,514,500	121,251
Freddie Mac	1,834,000	119,210
Household International, Inc.	1,008,700	56,871
J.P. Morgan Chase & Co.	2,064,500	70,503
Merrill Lynch & Co., Inc.	988,200	40,121
Morgan Stanley Dean Witter & Co.	1,100,900	51,027
		735,501
Insurance - 1.6%
AFLAC, Inc.	931,900	25,161
Allmerica Financial Corp.	522,700	23,443
American International Group, Inc.	954,969	74,488
Hartford Financial Services Group, Inc.	684,400	40,202
XL Capital Ltd. Class A	198,900	15,713
		179,007
TOTAL FINANCIALS		1,251,034
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - 9.2%
Health Care Equipment & Supplies - 0.6%
Guidant Corp. (a)	1,099,900	$ 42,346
Zimmer Holdings, Inc. (a)	883,420	24,515
		66,861
Health Care Providers & Services - 3.6%
Cardinal Health, Inc.	5,209,530	385,229
Express Scripts, Inc. (a)	295,600	16,353
		401,582
Pharmaceuticals - 5.0%
American Home Products Corp.	595,400	34,682
Bristol-Myers Squibb Co.	5,777,300	320,987
Eli Lilly & Co.	606,818	48,970
Pfizer, Inc.	317,600	12,736
Schering-Plough Corp.	3,774,007	140,016
		557,391
TOTAL HEALTH CARE		1,025,834
INDUSTRIALS - 5.2%
Aerospace & Defense - 0.6%
Honeywell International, Inc.	1,842,400	48,639
United Technologies Corp.	422,646	19,653
		68,292
Airlines - 0.5%
AMR Corp. (a)	1,123,900	21,511
Delta Air Lines, Inc.	956,500	25,204
Northwest Airlines Corp. (a)	349,300	3,986
Southwest Airlines Co.	588,150	8,728
		59,429
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	100,100	4,736
ChoicePoint, Inc. (a)	870,018	36,228
Convergys Corp. (a)	100,000	2,775
Sabre Holdings Corp. Class A (a)	400,000	10,696
		54,435
Industrial Conglomerates - 2.2%
General Electric Co.	5,003,300	186,123
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Textron, Inc.	128,500	$ 4,319
Tyco International Ltd.	1,266,600	57,630
		248,072
Machinery - 0.9%
Danaher Corp.	409,900	19,339
Illinois Tool Works, Inc.	199,400	10,790
Ingersoll-Rand Co.	1,109,800	37,511
Parker Hannifin Corp.	1,055,240	36,195
		103,835
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	745,890	19,953
Union Pacific Corp.	686,060	32,176
		52,129
TOTAL INDUSTRIALS		586,192
INFORMATION TECHNOLOGY - 7.1%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	5,394,314	65,703
Comverse Technology, Inc. (a)	397,300	8,137
JDS Uniphase Corp. (a)	984,400	6,221
Lucent Technologies, Inc.	1,255,300	7,193
Nortel Networks Corp.	1,029,800	5,777
		93,031
Computers & Peripherals - 1.5%
Dell Computer Corp. (a)	3,905,600	72,371
EMC Corp. (a)	1,503,400	17,665
Gateway, Inc. (a)	82,200	448
International Business Machines Corp.	436,000	40,243
Lexmark International, Inc. Class A (a)	201,000	8,987
Sun Microsystems, Inc. (a)	3,219,400	26,624
		166,338
Electronic Equipment & Instruments - 0.3%
Avnet, Inc.	222,400	4,045
Flextronics International Ltd. (a)	273,800	4,529
Ingram Micro, Inc. Class A (a)	447,700	5,775
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Sanmina Corp. (a)	539,900	$ 7,332
SCI Systems, Inc. (a)	649,600	11,693
		33,374
Internet Software & Services - 0.1%
Check Point Software Technologies Ltd. (a)	574,400	12,648
Yahoo!, Inc. (a)	169,000	1,489
		14,137
IT Consulting & Services - 0.2%
Electronic Data Systems Corp.	382,100	22,001
Semiconductor Equipment & Products - 1.6%
Altera Corp. (a)	907,500	14,865
Analog Devices, Inc. (a)	422,000	13,799
Atmel Corp. (a)	247,900	1,656
Intel Corp.	2,155,900	44,067
KLA-Tencor Corp. (a)	158,600	5,009
LAM Research Corp. (a)	109,000	1,848
Linear Technology Corp.	694,350	22,775
Micron Technology, Inc. (a)	1,736,800	32,704
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,182,600	11,223
Teradyne, Inc. (a)	80,000	1,560
Texas Instruments, Inc.	65,000	1,624
United Microelectronics Corp. sponsored ADR	1,655,600	8,808
Vitesse Semiconductor Corp. (a)	810,900	6,284
Xilinx, Inc. (a)	326,200	7,675
		173,897
Software - 2.6%
Adobe Systems, Inc.	743,900	17,839
BMC Software, Inc. (a)	650,500	8,261
Computer Associates International, Inc.	971,300	25,001
Mercury Interactive Corp. (a)	512,200	9,752
Microsoft Corp. (a)	3,447,900	176,429
Network Associates, Inc. (a)	316,200	4,076
Oracle Corp. (a)	3,106,600	39,081
VERITAS Software Corp. (a)	371,100	6,843
		287,282
TOTAL INFORMATION TECHNOLOGY		790,060
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 1.0%
Chemicals - 0.2%
Dow Chemical Co.	361,600	$ 11,846
E.I. du Pont de Nemours & Co.	221,400	8,307
Rohm & Haas Co.	182,600	5,982
		26,135
Containers & Packaging - 0.1%
Ball Corp.	188	11
Bemis Co., Inc.	253,250	10,092
		10,103
Metals & Mining - 0.3%
Alcoa, Inc.	1,133,400	35,147
Paper & Forest Products - 0.4%
International Paper Co.	1,194,000	41,551
TOTAL MATERIALS		112,936
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.1%
AT&T Corp.	3,602,800	69,534
BellSouth Corp.	1,915,800	79,601
CenturyTel, Inc.	422,900	14,167
McCaw International Ltd. warrants 4/16/07 (a)(f)	22,840	9
Ono Finance PLC rights 5/31/09 (a)(f)	4,510	9
Qwest Communications International, Inc.	608,200	10,157
SBC Communications, Inc.	1,458,000	68,701
Sprint Corp. - FON Group	439,100	10,543
Verizon Communications, Inc.	1,733,800	93,816
WorldCom, Inc. - WorldCom Group	58,400	878
		347,415
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. Class A (a)	1,047,200	9,048
TOTAL TELECOMMUNICATION SERVICES		356,463
UTILITIES - 0.0%
Multi-Utilities - 0.0%
Enron Corp.	254,500	6,930
TOTAL COMMON STOCKS (Cost $5,607,928)		5,389,775
Preferred Stocks - 0.7%
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. $80.00 (f)	5,130	$ 5,252
Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
CSC Holdings, Inc. Series M, $11.125 pay-in-kind	301,400	30,743
FINANCIALS - 0.1%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	4,320	4,227
Real Estate - 0.1%
California Federal Preferred Capital Corp. $2.2812	581,326	14,388
TOTAL FINANCIALS		18,615
MATERIALS - 0.0%
Chemicals - 0.0%
Henkel Kgaa	23,400	1,356
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Intermedia Communications, Inc. Series B, $135.00 pay-in-kind	6,931	7,485
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. Series E, $111.25 pay-in-kind	34,307	12,007
TOTAL TELECOMMUNICATION SERVICES		19,492
TOTAL NONCONVERTIBLE PREFERRED STOCKS		70,206
TOTAL PREFERRED STOCKS (Cost $95,361)		75,458
Corporate Bonds - 19.8%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 1.6%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
EchoStar Communications Corp. 5.75% 5/15/08 (f)	Caa1	$ 34,160	$ 28,267
HEALTH CARE - 0.3%
Biotechnology - 0.2%
Affymetrix, Inc. 4.75% 2/15/07	CCC+	26,520	16,144
Aviron 5.25% 2/1/08	-	6,320	4,385
			20,529
Health Care Providers & Services - 0.1%
Tenet Healthcare Corp. 6% 12/1/05	Ba2	17,540	16,641
TOTAL HEALTH CARE			37,170
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.5%
CIENA Corp. 3.75% 2/1/08	Ba3	6,660	3,947
Comverse Technology, Inc. 1.5% 12/1/05	BB	18,960	13,486
Juniper Networks, Inc. 4.75% 3/15/07	B2	50,588	30,987
ONI Systems Corp. 5% 10/15/05	CCC	5,890	3,634
			52,054
Electronic Equipment & Instruments - 0.3%
Sanmina Corp. 0% 9/12/20	Ba3	58,408	20,151
Solectron Corp. liquid yield option note 0% 5/8/20	Baa3	23,650	11,766
			31,917
Semiconductor Equipment & Products - 0.1%
Vitesse Semiconductor Corp. 4% 3/15/05	B2	11,530	8,936
Software - 0.1%
Network Associates, Inc.:
0% 2/13/18	-	35,770	15,828
5.25% 8/15/06 (f)	-	1,780	1,809
			17,637
TOTAL INFORMATION TECHNOLOGY			110,544
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Aether Systems, Inc. 6% 3/22/05	CCC	$ 6,240	$ 3,547
Nextel Communications, Inc. 6% 6/1/11 (f)	B1	6,740	4,044
			7,591
TOTAL CONVERTIBLE BONDS			183,572
Nonconvertible Bonds - 18.2%
CONSUMER DISCRETIONARY - 4.6%
Auto Components - 0.2%
American Axle & Manufacturing, Inc. 9.75% 3/1/09	B1	2,465	2,366
Dana Corp. 6.25% 3/1/04	Ba1	3,670	3,266
Delco Remy International, Inc. 11% 5/1/09	B2	2,160	2,106
Dura Operating Corp. 9% 5/1/09	B2	310	262
Lear Corp. 8.11% 5/15/09	Ba1	4,035	3,924
TRW, Inc. 8.75% 5/15/06	Baa2	4,890	5,375
			17,299
Hotels, Restaurants & Leisure - 1.0%
Alliance Gaming Corp. 10% 8/1/07	B3	4,395	4,307
Anchor Gaming 9.875% 10/15/08	Ba3	2,980	3,069
Aztar Corp. 8.875% 5/15/07	Ba3	1,060	991
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B3	4,214	4,067
Boyd Gaming Corp. 9.5% 7/15/07	B1	425	383
Circus Circus Enterprises, Inc.:
6.45% 2/1/06	Ba2	1,200	1,050
6.75% 7/15/03	Ba3	1,740	1,566
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	Ba3	9,175	8,992
Domino's, Inc. 10.375% 1/15/09	B3	8,545	8,823
Felcor Lodging LP 8.5% 6/1/11 (f)	Ba2	4,130	3,614
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	3,580	3,580
Harrahs Operating Co., Inc. 7.875% 12/15/05	Ba1	3,120	3,104
Herbst Gaming, Inc. 10.75% 9/1/08 (f)	B2	2,720	2,570
HMH Properties, Inc. 7.875% 8/1/05	Ba2	2,830	2,476
Hollywood Park, Inc. 9.25% 2/15/07	Caa1	760	638
International Game Technology:
7.875% 5/15/04	Ba1	3,685	3,667
8.375% 5/15/09	Ba1	3,310	3,335
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
ITT Corp.:
6.75% 11/15/05	Ba1	$ 1,260	$ 1,184
7.375% 11/15/15	Ba1	4,205	3,574
MGM Mirage, Inc. 8.375% 2/1/11	Ba1	3,315	3,017
Mirage Resorts, Inc. 6.75% 8/1/07	Baa3	1,890	1,726
Mohegan Tribal Gaming Authority:
8.125% 1/1/06	Ba2	8,485	8,527
8.375% 7/1/11 (f)	Ba3	3,120	3,104
8.75% 1/1/09	Ba3	55	56
Park Place Entertainment Corp.:
7.875% 12/15/05	Ba1	970	926
9.375% 2/15/07	Ba1	4,850	4,802
Premier Parks, Inc. 9.75% 6/15/07	B3	1,860	1,748
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Baa3	4,915	3,588
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11 (f)	Ba3	2,320	2,018
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	Ba1	4,125	4,187
8.875% 4/15/11	Ba1	6,575	6,674
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	6,045	5,320
			106,683
Household Durables - 0.0%
D.R. Horton, Inc. 8% 2/1/09	Ba1	2,645	2,447
Lennar Corp. 9.95% 5/1/10	Ba1	1,480	1,521
Ryland Group, Inc. 9.75% 9/1/10	Ba2	1,410	1,424
			5,392
Internet & Catalog Retail - 0.0%
J. Crew Group, Inc. 0% 10/15/08 (d)	Caa3	4,635	2,688
Leisure Equipment & Products - 0.1%
Hasbro, Inc. 7.95% 3/15/03	Ba3	7,935	7,618
Media - 2.5%
Adelphia Communications Corp.:
7.5% 1/15/04	B2	3,910	3,597
9.25% 10/1/02	B2	4,165	4,040
9.875% 3/1/07	B2	2,795	2,488
10.5% 7/15/04	B2	3,230	3,133
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
AOL Time Warner, Inc. 7.625% 4/15/31	Baa1	$ 7,530	$ 7,663
Ascent Entertainment Group, Inc. 0% 12/15/04 (d)	Ba1	8,080	7,272
British Sky Broadcasting Group PLC yankee:
7.3% 10/15/06	Ba1	4,830	4,884
8.2% 7/15/09	Ba1	8,350	8,455
Callahan Nordrhein-Westfalen 14% 7/15/10	B3	940	517
Century Communications Corp.:
0% 3/15/03	B2	950	774
0% 1/15/08	B2	5,589	2,431
8.375% 12/15/07	B2	900	801
Chancellor Media Corp. 8% 11/1/08	Ba1	8,090	8,393
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	B2	14,310	7,799
8.25% 4/1/07	B2	890	797
8.625% 4/1/09	B2	9,235	8,219
9.625% 11/15/09	B2	1,770	1,655
10% 4/1/09	B2	16,555	15,727
10.25% 1/15/10	B2	2,435	2,301
11.125% 1/15/11	B2	1,965	1,965
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	4,230	3,596
Continental Cablevision, Inc. 8.3% 5/15/06	A3	15,530	17,324
CSC Holdings, Inc.:
9.25% 11/1/05	Ba2	2,110	2,179
9.875% 5/15/06	Ba2	4,825	5,066
9.875% 4/1/23	B1	2,550	2,627
10.5% 5/15/16	Ba2	5,705	6,104
Diamond Cable Communications PLC yankee:
11.75% 12/15/05	B3	4,440	1,865
13.25% 9/30/04	B3	1,480	710
EchoStar DBS Corp.:
9.25% 2/1/06	B1	15,270	14,888
9.375% 2/1/09	B1	1,890	1,843
Fox Family Worldwide, Inc.:
0% 11/1/07 (d)	B1	3,605	3,533
9.25% 11/1/07	B1	9,645	10,224
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 11.875% 9/15/07	B2	$ 11,215	$ 11,383
FrontierVision Operating Partners LP/ FrontierVision Capital Corp. 11% 10/15/06	B2	7,210	7,354
Garden State Newspapers, Inc. 8.75% 10/1/09	B1	2,907	2,558
Hearst-Argyle Television, Inc. 7.5% 11/15/27	Baa3	9,490	8,441
K-III Communications Corp. 8.5% 2/1/06	Ba3	1,440	1,008
Lamar Media Corp. 9.25% 8/15/07	B1	1,810	1,815
LodgeNet Entertainment Corp. 10.25% 12/15/06	B1	1,855	1,632
News America Holdings, Inc.:
7.7% 10/30/25	Baa3	11,440	10,893
8% 10/17/16	Baa3	7,250	7,520
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	11,925	10,971
Paramount Communications, Inc. 7.5% 1/15/02	A3	3,885	3,929
Pegasus Communications Corp. 9.75% 12/1/06	B3	1,740	1,479
Pegasus Satellite Communication, Inc.:
0% 3/1/07 (d)	Caa1	4,740	2,465
12.375% 8/1/06	B3	2,930	2,549
Quebecor Media, Inc. 11.125% 7/15/11 (f)	B2	2,475	2,426
Radio One, Inc. 8.875% 7/1/11 (f)	B3	4,715	4,644
Satelites Mexicanos SA de CV 8.21% 6/30/04 (f)(j)	B1	4,232	3,893
TCI Communications, Inc.:
8.25% 1/15/03	A3	430	452
9.8% 2/1/12	A3	12,130	14,970
Telemundo Holdings, Inc.:
0% 8/15/08 (d)	B3	1,145	945
0% 8/15/08 (d)(f)	B3	3,720	3,069
Telewest Communications PLC yankee:
0% 2/1/10 (d)	B2	1,845	683
9.875% 2/1/10	B2	330	208
Telewest PLC yankee 11% 10/1/07	B2	1,735	1,093
Time Warner Entertainment Co. LP 8.375% 3/15/23	Baa1	4,160	4,562
UIH Australia/Pacific, Inc. 14% 5/15/06	Caa2	670	80
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Yell Finance BV:
0% 8/1/11 (d)(f)	B2	$ 3,770	$ 1,885
10.75% 8/1/11 (f)	B2	2,740	2,767
			278,544
Multiline Retail - 0.5%
Dayton Hudson Corp. 7.5% 7/15/06	A2	9,000	9,963
Dillard's, Inc.:
6.125% 11/1/03	Ba1	6,195	5,576
6.39% 8/1/03	Ba1	1,570	1,476
Federated Department Stores, Inc.:
6.79% 7/15/27	Baa1	8,750	8,994
8.5% 6/15/03	Baa1	6,400	6,811
JCPenney Co., Inc.:
6.125% 11/15/03	Ba2	385	362
6.5% 6/15/02	Baa3	2,535	2,497
6.9% 8/15/26	Ba2	2,165	2,078
7.25% 4/1/02	Ba2	930	930
Kmart Corp.:
9.375% 2/1/06	Baa3	11,760	11,054
12.5% 3/1/05	Baa3	6,590	6,788
Saks, Inc. 7% 7/15/04	Ba2	4,560	3,648
			60,177
Specialty Retail - 0.1%
AutoNation, Inc. 9% 8/1/08 (f)	Ba2	3,910	3,754
Michaels Stores, Inc. 9.25% 7/1/09 (f)	Ba2	2,990	2,990
Office Depot, Inc. 10% 7/15/08 (f)	Ba1	4,400	4,444
			11,188
Textiles & Apparel - 0.2%
Jones Apparel Group, Inc. 7.875% 6/15/06	Baa2	13,095	13,651
Levi Strauss & Co. 6.8% 11/1/03	B2	5,570	4,261
The William Carter Co. 10.875% 8/15/11 (f)	B3	840	853
Tommy Hilfiger USA, Inc. 6.5% 6/1/03	Ba1	260	246
			19,011
TOTAL CONSUMER DISCRETIONARY			508,600
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.9%
Beverages - 0.1%
Canandaigua Brands, Inc.: 8.5% 3/1/09	Ba3	$ 2,595	$ 2,621
8.75% 12/15/03	Ba3	1,475	1,481
Cott Corp. yankee:
8.5% 5/1/07	B1	760	760
9.375% 7/1/05	B1	1,100	1,106
			5,968
Food & Drug Retailing - 0.2%
Fleming Companies, Inc. 10.125% 4/1/08	Ba3	2,295	2,352
Rite Aid Corp.:
6.875% 8/15/13	Caa2	1,815	1,289
6.875% 12/15/28 (f)	Caa2	2,030	1,279
7.125% 1/15/07	Caa2	6,220	5,100
7.625% 4/15/05	Caa2	2,030	1,726
7.7% 2/15/27	Caa2	800	552
12.5% 9/15/06 (f)	-	9,660	10,409
			22,707
Food Products - 0.4%
ConAgra Foods, Inc. 7.125% 10/1/26	Baa1	10,165	10,836
Dean Foods Co. 6.9% 10/15/17	Baa2	1,970	1,438
Del Monte Corp. 9.25% 5/15/11 (f)	B3	7,675	7,790
Kellogg Co.:
6.6% 4/1/11	Baa2	4,830	4,974
7.45% 4/1/31	Baa2	6,160	6,413
Nabisco, Inc. 6.85% 6/15/05	A2	11,700	12,391
Pilgrims Pride Corp. 9.625% 9/15/11	Ba3	990	1,005
			44,847
Tobacco - 0.2%
Philip Morris Companies, Inc. 7% 7/15/05	A2	14,871	15,857
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	8,900	9,183
			25,040
TOTAL CONSUMER STAPLES			98,562
ENERGY - 0.7%
Energy Equipment & Services - 0.1%
DI Industries, Inc. 8.875% 7/1/07	B1	5,150	4,790
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Key Energy Services, Inc. 8.375% 3/1/08	Ba3	$ 3,370	$ 3,303
Parker Drilling Co. 9.75% 11/15/06	B1	3,830	3,562
			11,655
Oil & Gas - 0.6%
Canadian Forest Oil Ltd. yankee 8.75% 9/15/07	B1	2,440	2,440
Chesapeake Energy Corp.:
7.875% 3/15/04	B2	450	443
8.125% 4/1/11	B2	5,005	4,692
Cross Timbers Oil Co.:
8.75% 11/1/09	Ba3	550	564
9.25% 4/1/07	Ba3	3,950	4,088
Nuevo Energy Co. 9.5% 6/1/08	B1	270	253
Oryx Energy Co.:
8% 10/15/03	Baa2	8,205	8,768
8.125% 10/15/05	Baa2	12,820	14,051
8.375% 7/15/04	Baa2	6,170	6,723
Pennzoil-Quaker State Co. 9.4% 12/1/02 (e)	Ba2	250	255
Petro-Canada yankee 7% 11/15/28	A3	3,350	3,257
Phillips Petroleum Co. 8.75% 5/25/10	Baa2	5,285	6,172
Plains Resources, Inc. 10.25% 3/15/06	B2	1,960	1,987
Pogo Producing Co. 8.25% 4/15/11	B1	3,590	3,554
Tesoro Petroleum Corp. 9% 7/1/08	B1	4,310	4,051
The Coastal Corp. 9.625% 5/15/12	Baa2	5,575	6,590
Triton Energy Ltd. yankee 8.875% 10/1/07	Ba3	950	1,033
			68,921
TOTAL ENERGY			80,576
FINANCIALS - 5.0%
Banks - 1.5%
Bank of America Corp. 7.8% 2/15/10	Aa3	3,440	3,835
Bank One Corp. 7.875% 8/1/10	A1	9,435	10,543
BankBoston Corp. 6.625% 2/1/04	A3	4,570	4,832
Capital One Bank:
6.375% 2/15/03	Baa2	7,960	8,089
6.48% 6/28/02	Baa2	5,075	5,128
6.65% 3/15/04	Baa3	7,440	7,567
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Chevy Chase Savings Bank FSB 9.25% 12/1/08	Ba3	$ 2,310	$ 2,264
Commonwealth Bank of Australia yankee 8.5% 6/1/10	Aa3	4,200	4,861
Den Danske Bank AS 6.375% 6/15/08 (f)(j)	Aa3	22,050	24,169
FleetBoston Financial Corp. 7.25% 9/15/05	A2	5,620	6,091
Home Savings of America FSB 6.5% 8/15/04	A3	8,080	8,512
HSBC Finance Nederland BV 7.4% 4/15/03 (f)	A1	1,750	1,840
Korea Development Bank:
6.625% 11/21/03	Baa2	10,798	11,230
7.125% 4/22/04	Baa2	5,015	5,266
7.375% 9/17/04	Baa2	1,620	1,717
Long Island Savings Bank FSB 7% 6/13/02	Baa3	7,000	7,155
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (j)	A2	5,205	5,247
7.816% 11/29/49	A1	9,570	10,431
9.118% 3/31/49	A1	10,440	12,109
Sovereign Bancorp, Inc. 8.625% 3/15/04	Ba3	6,765	6,833
Union Planters Corp. 7.75% 3/1/11	Baa2	3,655	3,965
Wells Fargo & Co. 6.375% 8/1/11	Aa2	13,760	14,059
			165,743
Diversified Financials - 2.7%
Abraxas Petroleum Corp./Canadian Abraxas Petroleum Ltd. 11.5% 11/1/04	Caa3	5,135	3,800
Ahmanson Capital Trust I 8.36% 12/1/26 (f)	A3	13,000	13,422
Alamosa Delaware, Inc. 13.625% 8/15/11 (f)	Caa1	3,770	3,582
American Gen. Finance Corp. 5.875% 7/14/06	A2	10,480	10,763
Amvescap PLC yankee:
6.375% 5/15/03	A2	6,150	6,395
6.6% 5/15/05	A2	11,360	11,900
Armkel Finance, Inc. 9.5% 8/15/09 (f)	B2	810	818
Associates Corp. of North America 5.8% 4/20/04	Aa3	15,410	16,071
Athena Neurosciences Finance LLC 7.25% 2/21/08	Baa2	6,400	6,806
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	2,910	2,852
Capital One Financial Corp. 7.125% 8/1/08	Baa3	13,290	12,326
CIT Group, Inc. 5.5% 2/15/04	A2	1,790	1,838
Citigroup, Inc. 7.25% 10/1/10	Aa3	14,160	15,428
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Countrywide Home Loans, Inc.:
5.5% 8/1/06	A3	$ 8,130	$ 8,224
6.45% 2/27/03	A3	10,900	11,338
Dana Credit Corp. 7.25% 12/6/02 (f)	Ba1	1,960	1,842
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11 (f)	B1	3,810	3,810
Finova Group, Inc. 7.5% 11/15/09	-	11,440	4,547
Ford Motor Credit Co.:
7.375% 10/28/09	A2	3,600	3,691
7.5% 3/15/05	A2	11,680	12,259
7.875% 6/15/10	A2	20,010	21,160
General Motors Acceptance Corp.:
6.75% 1/15/06	A2	4,120	4,236
6.875% 9/15/11	A2	4,640	4,541
GS Escrow Corp. 7% 8/1/03	Ba1	4,645	4,737
Hanover Equipment Trust 8.5% 9/1/08 (f)	Ba3	1,750	1,724
Household Finance Corp. 6.5% 1/24/06	A2	9,500	9,936
HSBC Capital Funding LP 9.547% 12/31/49 (e)(f)	A1	4,700	5,497
ING Capital Funding Trust III 8.439% 12/31/10	Aa3	4,210	4,652
IOS Capital, Inc. 9.75% 6/15/04	Baa2	4,900	5,023
J.P. Morgan Chase & Co. 6.75% 2/1/11	A1	6,555	6,873
James Cable Partners LP/James Cable Finance Corp. 10.75% 8/15/04	Caa2	1,020	836
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13 (f)	B2	4,030	4,070
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A2	3,430	3,633
NiSource Finance Corp. 7.875% 11/15/10	Baa2	12,000	13,312
Reed Elsevier Capital, Inc.:
6.125% 8/1/06	A3	2,250	2,309
6.75% 8/1/11	A3	5,285	5,462
Salomon Smith Barney Holdings, Inc. 5.875% 3/15/06	Aa3	13,620	14,040
Sears Roebuck Acceptance Corp. 7% 2/1/11	A3	4,100	4,100
SESI LLC 8.875% 5/15/11	B1	2,050	1,845
Sprint Capital Corp. 6.875% 11/15/28	Baa1	6,185	5,546
Stone Container Finance Co. 11.5% 8/15/06 (f)	B2	480	494
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Triton Energy Ltd./Triton Energy Corp. 9.25% 4/15/05	Baa2	$ 660	$ 721
TXU Eastern Funding yankee 6.75% 5/15/09	Baa1	10,575	10,580
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	9,200	10,414
Xerox Capital (Europe) PLC:
5.75% 5/15/02	Ba1	1,685	1,618
5.875% 5/15/04	A2	650	533
Xerox Credit Corp. 6.1% 12/16/03	Ba1	3,620	3,113
			302,717
Insurance - 0.1%
Conseco, Inc.:
6.4% 2/10/03	Baa3	5,070	4,411
8.5% 10/15/02	Baa3	5,465	5,000
			9,411
Real Estate - 0.7%
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	4,360	4,472
7.125% 3/15/04	Baa2	10,930	11,160
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	8,200	8,550
EOP Operating LP:
6.375% 2/15/03	Baa1	10,000	10,294
6.75% 2/15/08	Baa1	4,520	4,547
7.75% 11/15/07	Baa1	9,580	10,361
ERP Operating LP:
6.55% 11/15/01	A3	3,900	3,913
7.1% 6/23/04	A3	10,290	10,924
iStar Financial, Inc. 8.75% 8/15/08	Ba1	3,900	3,744
LNR Property Corp.:
9.375% 3/15/08	Ba3	4,555	4,259
10.5% 1/15/09	Ba3	285	275
Meditrust Corp. 7.82% 9/10/26	Ba3	6,730	6,343
WCI Communities, Inc. 10.625% 2/15/11	B1	4,555	4,259
			83,101
TOTAL FINANCIALS			560,972
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.6%
AdvancePCS 8.5% 4/1/08	B1	$ 3,710	$ 3,803
Alliance Imaging, Inc. 10.375% 4/15/11	B3	2,540	2,667
AmerisourceBergen Corp. 8.125% 9/1/08 (f)	Ba3	1,250	1,281
Beverly Enterprises, Inc. 9.625% 4/15/09	B1	2,010	2,040
Columbia/HCA Healthcare Corp. 6.73% 7/15/45	Ba1	3,425	3,434
DaVita, Inc. 9.25% 4/15/11	B2	2,135	2,178
Dynacare, Inc. yankee 10.75% 1/15/06	B2	1,360	1,360
Express Scripts, Inc. 9.625% 6/15/09	Ba2	2,495	2,720
HealthSouth Corp.:
6.875% 6/15/05	Ba1	1,215	1,203
7% 6/15/08	Ba1	805	765
8.375% 10/1/11 (f)	Ba1	2,220	2,237
10.75% 10/1/08	Ba2	7,890	8,571
Magellan Health Services, Inc. 9.375% 11/15/07 (f)	B2	2,020	2,040
Omnicare, Inc. 8.125% 3/15/11 (f)	Ba2	3,560	3,631
Owen & Minor, Inc. 8.5% 7/15/11 (f)	Ba3	5,360	5,534
Service Corp. International (SCI) 7.375% 4/15/04	B1	6,330	5,887
Triad Hospitals Holdings, Inc. 11% 5/15/09	B2	4,175	4,499
Triad Hospitals, Inc. 8.75% 5/1/09	B1	7,070	7,247
Unilab Corp. 12.75% 10/1/09	B3	2,400	2,760
Vanguard Health Systems, Inc. 9.75% 8/1/11 (f)	B3	3,940	4,019
			67,876
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2	2,555	2,581
BE Aerospace, Inc. 8% 3/1/08	B2	5,015	3,310
Sequa Corp.:
8.875% 4/1/08	Ba2	6,515	5,570
9% 8/1/09	Ba2	405	354
			11,815
Airlines - 0.1%
Air Canada 10.25% 3/15/11	B1	1,110	444
Continental Airlines, Inc. pass thru trust certificate:
7.434% 3/15/06	Ba1	2,870	2,750
7.73% 9/15/12	Ba1	947	840
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.:
pass thru trust certificate 7.57% 11/18/10	A2	$ 2,665	$ 2,654
7.9% 12/15/09	Ba2	1,510	1,238
8.3% 12/15/29	Ba2	3,560	2,741
Northwest Airlines, Inc.:
8.375% 3/15/04	Ba3	3,585	2,545
8.52% 4/7/04	Ba3	1,075	763
			13,975
Building Products - 0.0%
American Standard, Inc.:
7.375% 2/1/08	Ba2	1,285	1,253
7.625% 2/15/10	Ba2	1,205	1,181
			2,434
Commercial Services & Supplies - 0.3%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	2,320	2,297
7.625% 1/1/06	Ba3	680	663
7.875% 1/1/09	Ba3	3,310	3,227
10% 8/1/09	B2	1,060	1,060
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	4,180	3,887
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	3,150	2,804
Iron Mountain, Inc.:
8.625% 4/1/13	B2	5,050	5,164
8.75% 9/30/09	B2	7,555	7,744
Universal Hospital Services, Inc. 10.25% 3/1/08	B3	3,050	2,898
World Color Press, Inc. 7.75% 2/15/09	Baa2	5,005	4,580
			34,324
Construction & Engineering - 0.1%
Anteon Corp. 12% 5/15/09	B3	5,055	4,954
Machinery - 0.3%
AGCO Corp. 9.5% 5/1/08 (f)	Ba3	2,170	2,105
Dresser, Inc. 9.375% 4/15/11 (f)	B2	2,985	2,985
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	B3	11,535	10,958
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Terex Corp.:
8.875% 4/1/08	B2	$ 2,030	$ 1,827
10.375% 4/1/11	B2	2,230	2,119
Tyco International Group SA yankee 6.75% 2/15/11	Baa1	11,400	11,815
			31,809
Marine - 0.1%
Eletson Holdings, Inc. yankee 9.25% 11/15/03	Ba3	3,890	3,812
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	3,900	3,822
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	Ba3	6,370	5,478
10.25% 11/15/06	Ba3	1,785	1,383
			14,495
Road & Rail - 0.6%
Canadian National Railway Co. yankee 6.9% 7/15/28	Baa2	9,010	8,572
CSX Corp.:
6.25% 10/15/08	Baa2	6,210	6,242
6.46% 6/22/05	Baa2	13,650	14,386
Kansas City Southern Railway Co. 9.5% 10/1/08	Ba2	960	989
Norfolk Southern Corp. 7.05% 5/1/37	Baa1	21,900	22,912
TFM SA de CV yankee:
0% 6/15/09 (d)	B1	5,450	4,251
10.25% 6/15/07	B1	3,475	2,989
			60,341
TOTAL INDUSTRIALS			174,147
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Crown Castle International Corp.:
9.375% 8/1/11	B3	5,930	5,011
9.5% 8/1/11	B3	1,925	1,617
10.75% 8/1/11	B3	500	455
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
L-3 Communications Corp.:
8% 8/1/08	Ba3	$ 3,510	$ 3,510
10.375% 5/1/07	Ba3	3,040	3,253
			13,846
Computers & Peripherals - 0.1%
Compaq Computer Corp.:
7.45% 8/1/02	Baa2	6,100	6,281
7.65% 8/1/05	Baa2	4,900	5,334
Seagate Technology, Inc. 12.5% 11/15/07 (f)	Ba3	1,110	1,110
			12,725
Electronic Equipment & Instruments - 0.1%
ChipPAC International Ltd. 12.75% 8/1/09	B3	5,220	4,176
Fisher Scientific International, Inc. 9% 2/1/08	B3	6,375	6,343
Flextronics International Ltd. yankee:
8.75% 10/15/07	Ba2	1,270	1,213
9.875% 7/1/10	Ba2	470	463
Millipore Corp. 7.5% 4/1/07	Ba1	1,755	1,632
			13,827
IT Consulting & Services - 0.1%
Unisys Corp.:
7.875% 4/1/08	Ba1	1,915	1,795
8.125% 6/1/06	Ba1	3,870	3,725
			5,520
Office Electronics - 0.0%
Mediacom LLC/Mediacom Capital Corp. 9.5% 1/15/13	B2	1,985	1,945
Xerox Corp.:
5.5% 11/15/03	Ba1	1,860	1,600
6.25% 11/15/26	Ba1	1,390	1,202
			4,747
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - 0.1%
Fairchild Semiconductor Corp.:
10.375% 10/1/07	B2	$ 450	$ 425
10.5% 2/1/09	B2	180	173
Micron Technology, Inc. 6.5% 9/30/05 (l)	B3	6,000	4,800
			5,398
TOTAL INFORMATION TECHNOLOGY			56,063
MATERIALS - 0.8%
Chemicals - 0.3%
Acetex Corp. yankee 9.75% 10/1/03	B2	3,400	3,455
Avecia Group PLC yankee 11% 7/1/09	B2	7,910	7,435
Georgia Gulf Corp. 10.375% 11/1/07	B2	5,725	5,611
IMC Global, Inc. 7.4% 11/1/02	Ba2	2,600	2,522
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	3,245	2,985
Methanex Corp. yankee:
7.4% 8/15/02	Ba1	1,970	1,931
7.75% 8/15/05	Ba1	3,795	3,624
Quaker State Corp. 6.625% 10/15/05	Ba2	2,000	1,860
Sterling Chemicals, Inc. 12.375% 7/15/06 (m)	Ca	4,020	3,216
The Scotts Co. 8.625% 1/15/09	B2	2,745	2,608
			35,247
Containers & Packaging - 0.1%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11 (f)	B2	1,260	1,247
Crown Cork & Seal, Inc. 7.125% 9/1/02	Caa3	1,170	796
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	230	175
7.8% 5/15/18	B3	3,800	2,508
7.85% 5/15/04	B3	780	640
Packaging Corp. of America 9.625% 4/1/09	Ba2	1,690	1,791
Riverwood International Corp.:
10.25% 4/1/06	B-	1,250	1,244
10.625% 8/1/07	B3	350	343
			8,744
Metals & Mining - 0.2%
AK Steel Corp. 7.875% 2/15/09	Ba2	1,430	1,341
Century Aluminum Co. 11.75% 4/15/08 (f)	Ba3	3,775	3,718
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Kaiser Aluminum & Chemical Corp. 12.75% 2/1/03	Caa1	$ 2,310	$ 1,709
P&L Coal Holdings Corp. 9.625% 5/15/08	B1	15,895	16,491
Phelps Dodge Corp. 8.75% 6/1/11	Baa2	850	782
			24,041
Paper & Forest Products - 0.2%
Container Corp. of America 9.75% 4/1/03	B2	1,120	1,131
Norske Skog Canada Ltd. 8.625% 6/15/11 (f)	Ba2	580	580
Potlatch Corp.:
6.25% 3/15/02	Baa3	8,610	8,481
10% 7/15/11 (f)	Ba1	2,580	2,593
Stone Container Corp. 9.75% 2/1/11	B2	3,250	3,291
			16,076
TOTAL MATERIALS			84,108
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.4%
American Cellular Corp. 9.5% 10/15/09	B2	1,510	1,419
AT&T Corp. 6.5% 3/15/29	A2	13,440	11,694
British Telecommunications PLC:
7.875% 12/15/05	Baa1	8,650	9,329
8.875% 12/15/30	Baa1	8,090	9,076
Cable & Wireless Optus Finance Property Ltd. 8% 6/22/10 (f)	Baa1	15,500	17,437
Centennial Cellular Operating Co. LLC/Centennial Finance Corp. 10.75% 12/15/08	B3	6,215	5,345
Citizens Communications Co.:
8.5% 5/15/06	Baa2	7,270	7,784
9.25% 5/15/11	Baa2	7,050	7,767
France Telecom SA 7.2% 3/1/06 (f)	Baa1	695	739
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	B1	3,020	3,126
Intermedia Communications, Inc.:
0% 7/15/07 (d)	Baa2	5,350	5,243
0% 3/1/09 (d)	Baa3	1,440	1,231
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Koninklijke KPN NV yankee:
7.5% 10/1/05	Baa3	$ 10,740	$ 8,277
8% 10/1/10	Baa3	6,150	4,713
Price Communications Wireless, Inc.:
9.125% 12/15/06	Ba2	5,390	5,471
11.75% 7/15/07	B2	1,450	1,523
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	14,005	14,343
Telefonica Europe BV 8.25% 9/15/30	A2	7,950	8,250
Telefonos de Mexico SA de CV 8.25% 1/26/06 (f)	Baa1	13,640	13,811
Teleglobe Canada, Inc. yankee 7.7% 7/20/29	Baa1	755	774
TELUS Corp. yankee 8% 6/1/11	Baa2	10,700	11,463
Time Warner Telecom, Inc. 10.125% 2/1/11	B2	3,710	2,449
Tritel PCS, Inc. 10.375% 1/15/11	B3	1,570	1,335
Triton PCS, Inc. 9.375% 2/1/11	B3	1,965	1,926
			154,525
Wireless Telecommunication Services - 0.7%
AirGate PCS, Inc. 0% 10/1/09 (d)	Caa1	4,450	2,848
Alamosa PCS Holdings, Inc. 0% 2/15/10 (d)	Caa1	2,980	1,401
American Tower Corp. 9.375% 2/1/09	B3	2,155	1,799
AT&T Wireless Services, Inc. 7.875% 3/1/11 (f)	Baa2	6,055	6,426
Dobson Communications Corp. 10.875% 7/1/10	B3	2,750	2,819
Echostar Broadband Corp. 10.375% 10/1/07	B1	8,325	8,325
Microcell Telecommunications, Inc. yankee 0% 6/1/06 (d)	B3	5,320	2,500
Millicom International Cellular SA yankee 13.5% 6/1/06	Caa1	8,735	5,765
Nextel Communications, Inc.:
0% 10/31/07 (d)	B1	27,520	14,998
12% 11/1/08	B1	3,340	2,438
Nextel Partners, Inc.:
0% 2/1/09 (d)	B3	9,520	4,379
11% 3/15/10	B3	105	69
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	2,745	2,608
Rural Cellular Corp. 9.625% 5/15/08	B3	2,005	1,925
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
VoiceStream Wireless Corp.:
0% 11/15/09 (d)	Baa1	$ 7,875	$ 6,339
10.375% 11/15/09	Baa1	15,475	17,409
			82,048
TOTAL TELECOMMUNICATION SERVICES			236,573
UTILITIES - 1.4%
Electric Utilities - 1.1%
AES Corp.:
8% 12/31/08	Ba1	3,135	2,571
8.5% 11/1/07	Ba2	7,155	6,010
8.75% 12/15/02	Ba1	1,360	1,346
8.75% 6/15/08	Ba1	4,470	3,889
8.875% 2/15/11	Ba1	2,530	2,151
9.375% 9/15/10	Ba1	4,185	3,641
9.5% 6/1/09	Ba1	1,480	1,295
Avon Energy Partners Holdings:
6.46% 3/4/08 (f)	Baa2	10,920	10,533
6.73% 12/11/02 (f)	Baa2	13,550	13,896
CMS Energy Corp.:
6.75% 1/15/04	Ba3	2,295	2,215
7.5% 1/15/09	Ba3	3,475	3,232
8.5% 4/15/11	Ba3	4,675	4,558
8.9% 7/15/08	Ba3	5,700	5,586
9.875% 10/15/07	Ba3	7,135	7,349
Edison Mission Energy:
9.875% 4/15/11	Baa3	280	281
10% 8/15/08 (f)	Baa3	3,900	3,900
Illinois Power Co. 7.5% 6/15/09	Baa1	5,330	5,655
Israel Electric Corp. Ltd.:
7.75% 12/15/27 (f)	A3	10,710	9,410
7.875% 12/15/26 (f)	A3	6,380	5,692
Mission Energy Holding Co. 13.5% 7/15/08 (f)	Ba2	4,570	4,627
Orion Power Holdings, Inc. 12% 5/1/10	Ba3	7,375	8,850
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	$ 1,995	$ 1,835
6.25% 3/1/04	B3	5,375	4,838
7.375% 11/1/05 (f)(m)	Caa2	5,920	5,506
7.875% 3/1/02	B3	345	323
PSI Energy, Inc. 6.65% 6/15/06 (f)	A3	6,475	6,773
Southern California Edison Co. 6.25% 6/15/03 (m)	B3	300	267
Texas Utilities Co. 6.375% 1/1/08	Baa3	1,105	1,117
			127,346
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	A2	2,615	2,728
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	6,600	7,086
Sempra Energy 7.95% 3/1/10	A2	15,600	16,297
			26,111
Multi-Utilities - 0.1%
PG&E National Energy Group, Inc. 10.375% 5/16/11 (f)	Baa2	4,190	4,431
Water Utilities - 0.0%
Azurix Corp. 10.375% 2/15/07	Ba3	3,165	3,133
TOTAL UTILITIES			161,021
TOTAL NONCONVERTIBLE BONDS			2,028,498
TOTAL CORPORATE BONDS (Cost $2,235,574)			2,212,070
U.S. Government and Government Agency Obligations - 5.7%

U.S. Government Agency Obligations - 1.8%
Fannie Mae:
5.25% 6/15/06	Aaa	16,055	16,697
5.5% 2/15/06	Aaa	8,295	8,719
5.5% 5/2/06	AA-	13,325	13,879
6% 5/15/08	Aaa	22,200	23,681
6.25% 2/1/11	Aa2	6,585	6,935
7.25% 5/15/30	Aaa	14,840	16,996
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Federal Home Loan Bank:
5% 2/28/03	Aaa	$ 29,940	$ 30,824
6.375% 11/15/02	Aaa	17,350	18,063
Financing Corp. - coupon STRIPS:
0% 4/5/02	Aaa	2,276	2,242
0% 5/11/02	Aaa	2,275	2,233
0% 8/8/05	Aaa	5,482	4,651
0% 11/30/05	Aaa	1,666	1,400
Freddie Mac:
5.875% 3/21/11	Aa2	36,795	37,744
7% 3/15/10	Aaa	2,212	2,482
7.35% 3/22/05	Aaa	5,000	5,555
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1996-A, 7.57% 8/1/13	Aaa	10,090	10,825
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			202,926
U.S. Treasury Obligations - 3.9%
U.S. Treasury Bills, yield at date of purchase 3.37% to 3.53% 10/11/01 to 11/15/01 (i)	-	61,000	60,907
U.S. Treasury Bonds:
5.25% 2/15/29	Aaa	48,200	46,528
6.125% 8/15/29	Aaa	11,580	12,622
6.25% 5/15/30	Aaa	11,200	12,463
6.875% 8/15/25	Aaa	38,900	46,060
8.125% 8/15/19	Aaa	65,920	86,592
8.875% 8/15/17	Aaa	6,000	8,302
8.875% 2/15/19	Aaa	1,360	1,899
10.75% 5/15/03	Aaa	1,750	1,971
10.75% 8/15/05	Aaa	5,080	6,356
11.25% 2/15/15	Aaa	27,320	43,635
11.75% 2/15/10 (callable)	Aaa	42,750	53,665
12% 8/15/13	Aaa	4,070	5,876
U.S. Treasury Notes:
3.875% 7/31/03 (g)	Aaa	37,400	38,107
4.625% 5/15/06	Aaa	1,110	1,149
5% 8/15/11	Aaa	1,460	1,508
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
6.125% 8/15/07	Aaa	$ 2,500	$ 2,753
7.875% 11/15/04	Aaa	3,500	3,956
TOTAL U.S. TREASURY OBLIGATIONS			434,349
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $611,282)			637,275
U.S. Government Agency - Mortgage Securities - 10.2%

Fannie Mae - 7.7%
5.5% 2/1/11 to 1/1/14	Aaa	5,230	5,300
6% 4/1/09 to 4/1/31	Aaa	159,959	161,336
6.5% 4/1/13 to 9/1/31 (h)	Aaa	311,131	317,016
6.5% 9/1/31 (g)	Aaa	31,990	32,520
7% 9/1/21 to 8/1/29	Aaa	168,338	174,386
7.5% 2/1/22 to 8/1/31	Aaa	137,257	142,725
8% 12/1/27 to 8/1/30	Aaa	22,882	23,986
TOTAL FANNIE MAE			857,269
Freddie Mac - 0.5%
6% 10/1/23 to 9/1/25	Aaa	8,758	8,831
7.5% 11/1/16 to 11/1/30	Aaa	43,751	45,585
8% 10/1/27	Aaa	114	120
8.5% 2/1/19 to 8/1/22	Aaa	169	182
TOTAL FREDDIE MAC			54,718
Government National Mortgage Association - 2.0%
6% 10/15/08 to 12/15/10	Aaa	15,078	15,576
6.5% 12/15/07 to 8/15/27	Aaa	91,627	94,419
7% 2/15/28 to 7/15/28	Aaa	38,128	39,595
7.5% 3/15/22 to 8/15/28	Aaa	33,921	35,565
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
8% 4/15/24 to 1/15/31	Aaa	$ 29,658	$ 31,222
8.5% 7/15/30 to 1/15/31	Aaa	9,775	10,374
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			226,751
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,095,286)			1,138,738
Asset-Backed Securities - 0.8%

Airplanes pass thru trust 10.875% 3/15/19	Ba2	9,773	3,421
BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	9,930	10,094
Capita Equipment Receivables Trust 6.48% 10/15/06	Baa2	8,150	8,147
CIT Marine Trust 5.8% 4/15/10	Aaa	12,845	13,087
CPS Auto Grantor Trust 6.55% 8/15/02	Aaa	343	343
CPS Auto Receivables Trust 6% 8/15/03	Aaa	2,202	2,226
CSXT Trade Receivables Master Trust 6% 7/26/04	Aaa	12,240	12,630
DaimlerChrysler Auto Trust 5.16% 1/6/05	Aaa	12,765	13,160
Ford Credit Auto Owner Trust:
5.71% 9/15/05	A2	3,415	3,546
7.03% 11/15/03	Aaa	1,945	1,989
JCPenney Master Credit Card Trust 5.5% 6/15/07	Aaa	3,300	3,421
Petroleum Enhanced Trust Receivables Offering Petroleum Trust 4.0838% 2/5/03 (f)(j)	Baa2	1,276	1,273
Sears Credit Account Master Trust II:
6.75% 9/16/09	Aaa	2,500	2,695
7.5% 11/15/07	A2	4,350	4,658
UAF Auto Grantor Trust 6.1% 1/15/03 (f)	Aaa	2,372	2,388
TOTAL ASSET-BACKED SECURITIES (Cost $86,889)			83,078
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.0%
Credit-Based Asset Servicing and Securitization LLC weighted average coupon Series 1997-2 Class 2B, 7.0931% 12/29/25 (f)(j)	Ba3	1,540	748
Collateralized Mortgage Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - 0.3%
Fannie Mae:
REMIC planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	Aaa	$ 8,575	$ 8,387
Series 1999-57 Class PH, 6.5% 12/25/29	Aaa	6,978	6,808
sequential pay Series 2000-49 Class A, 8% 3/18/27	Aaa	13,580	14,615
TOTAL U.S. GOVERNMENT AGENCY			29,810
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,730)			30,558
Commercial Mortgage Securities - 1.7%

Asset Securitization Corp. Series 1995-MD4 Class A1, 7.1% 8/13/29	AAA	6,507	7,012
Atherton Franchise Loan Funding LLP Series 1998-A Class E, 8.25% 5/15/20 (f)	BB	2,047	1,023
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 7.5003% 8/1/24 (f)(j)	-	3,280	2,241
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	AA	8,220	8,798
Class B, 7.48% 2/1/08	A	9,885	10,656
COMM Series 1991-1 Class E, 7.1041% 10/15/08	Baa2	2,000	2,051
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A Class E, 4.5563% 1/10/13 (f)(j)	Baa1	14,600	14,564
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	15,800	16,379
Series 1998 C1 Class D, 7.17% 1/17/12	Baa3	7,870	7,977
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	11,800	11,664
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (f)	Aa2	10,400	11,226
Class C1, 7.52% 5/15/06 (f)	A2	8,000	8,614
Class D1, 7.77% 5/15/06 (f)	Baa2	6,800	7,191
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 8.1775% 4/29/39 (f)(j)	-	3,800	3,088
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
First Union National Bank Commercial Mortgage Trust Series 2001-C3 Class X1, 0.5761% 8/15/23 (f)(n)	Aaa	$ 66,325	$ 2,485
FMAC Loan Receivables Trust weighted average coupon:
Series 1997-A Class E, 8.017% 4/15/19 (f)(j)	-	1,471	221
Series 1997-B Class E, 7.8994% 9/15/19 (f)(j)	-	928	28
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 1/20/12 (f)	BBB-	6,516	6,210
GAFCO Franchisee Loan Trust Series 1998-1 Class D, 14% 6/1/16 (f)(j)	-	4,600	3,582
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 1996-C1 Class F, 7.86% 11/15/06 (f)	Ba1	1,250	1,227
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (f)(j)	Baa3	13,588	13,255
LTC Commercial Mortgage pass thru certificates Series 1998-1 Class A, 6.029% 5/30/30 (f)	AAA	8,012	8,163
Nomura Depositor Trust:
floater Series 1998-ST1A:
Class B2, 8.14% 1/15/03 (f)(j)	-	2,520	2,406
Class B2A, 8.14% 2/15/34 (f)(j)	-	500	479
Series 1998-ST1A Class B1A, 6.2375% 1/15/03 (f)(j)	-	455	444
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML:
Class K, 7.9% 11/15/26 (f)	-	750	543
Class L, 7.9% 11/15/26 (f)	-	600	351
Structured Asset Securities Corp. Series 1996-CFL:
Class E, 7.75% 2/25/28	AAA	6,820	7,029
Class H, 7.75% 2/25/28 (f)	BB+	1,000	991
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 12/15/10 (f)	Aaa	11,530	12,134
Series 1:
Class D2, 6.992% 12/15/10 (f)	Baa2	11,380	11,670
Class E2, 7.224% 12/15/10 (f)	Baa3	6,760	6,698
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $187,561)			190,400
Complex Mortgage Securities - 0.1%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Interest Only - 0.1%
Banc America Commercial Mortgage, Inc. Series 2001-1 Class X, 1.3449% 4/15/36 (j)(n) (Cost $9,638)	Aaa	$ 143,397	$ 9,388
Foreign Government and Government Agency Obligations (k) - 0.3%

Newfoundland Province yankee 11.625% 10/15/07	Aa1	5,750	7,708
State of Israel (guaranteed by U.S. Government through Agency for International Development) euro 6.375% 12/19/01	A2	13,265	13,705
United Mexican States:
8.375% 1/14/11	Baa3	7,200	7,081
9.875% 2/1/10	Baa3	7,220	7,743
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $35,220)			36,237
Supranational Obligations - 0.1%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $12,918)	Aaa	13,000	14,263
Commercial Paper - 0.2%

British Telecommunications PLC 4.8538% 10/9/01 (j) (Cost $20,159)	20,160	20,159
Money Market Funds - 12.0%
	Shares
Fidelity Cash Central Fund, 3.42% (c)	920,327,926	920,328
Fidelity Money Market Central Fund, 3.48% (c)	425,013,442	425,013
TOTAL MONEY MARKET FUNDS (Cost $1,345,341)		1,345,341
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 2.5%, dated 9/28/01 due 10/1/01 (Cost $2,153)	$ 2,153	$ 2,153
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $11,374,040)		11,184,893
NET OTHER ASSETS - (0.1)%		(7,912)
NET ASSETS - 100%		$ 11,176,981
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
3,270 S&P 500 Stock Index Contracts	Dec. 2001	$ 853,225	$ 3,805
The face value of futures purchased as a percentage of net assets - 7.6%
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $421,704,000 or 3.8% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $59,408,000.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 4/10/00	$ 4,835
(m) Non-income producing-issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	21.0%	AAA, AA, A	19.8%
Baa	6.7%	BBB	5.8%
Ba	4.0%	BB	3.6%
B	4.5%	B	5.6%
Caa	0.7%	CCC	0.5%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.4%. FMR has determined that unrated debt securities that are lower quality account for 0.4% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $14,620,963,000 and $15,029,603,000, respectively, of which long-term U.S. government and government agency obligations aggregated $3,036,618,000 and $3,815,967,000, respectively.

The market value of futures contracts opened and closed during the period amounted to $5,446,901,000 and $4,679,508,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $553,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,800,000 or 0.0% of net assets.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $5,888,000. The weighted average interest rate was 3.63%. At period end there were no bank borrowings outstanding.

Income Tax Information

At September 30, 2001, the aggregate cost of investment securities for income tax purposes was $11,406,969,000. Net unrealized depreciation aggregated $222,076,000, of which $780,371,000 related to appreciated investment securities and $1,002,447,000 related to depreciated investment securities.

The fund hereby designates approximately $777,786,000 as a capital gain dividend for the purpose of the dividend paid deduction.
At September 30, 2001, the fund had a capital loss carryforward of approximately $74,769,000 all of which will expire on September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	September 30, 2001
Assets
Investment in securities, at value (including repurchase agreements of $2,153) (cost $11,374,040) - See accompanying schedule		$ 11,184,893
Commitment to sell securities on a delayed delivery basis	$ (68,109)
Receivable for securities sold on a delayed delivery basis	68,193	84
Receivable for investments sold Regular delivery		96,584
Delayed delivery		30,888
Cash		107
Receivable for fund shares sold		14,101
Dividends receivable		6,748
Interest receivable		67,288
Receivable for daily variation on futures contracts		17,332
Other receivables		44
Total assets		11,418,069
Liabilities
Payable for investments purchased Regular delivery	122,311
Delayed delivery	100,467
Payable for fund shares redeemed	11,214
Accrued management fee	4,977
Other payables and accrued expenses	2,119
Total liabilities		241,088
Net Assets		$ 11,176,981
Net Assets consist of:
Paid in capital		$ 11,443,805
Undistributed net investment income		109,649
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(191,348)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(185,125)
Net Assets, for 759,517 shares outstanding		$ 11,176,981
Net Asset Value, offering price and redemption price per share ($11,176,981 ÷ 759,517 shares)		$14.72

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended September 30, 2001
Investment Income Dividends		$ 73,954
Interest		455,592
Security lending		70
Total income		529,616
Expenses
Management fee	$ 66,090
Transfer agent fees	23,795
Accounting and security lending fees	1,032
Non-interested trustees' compensation	9
Custodian fees and expenses	271
Registration fees	83
Audit	197
Legal	47
Interest	1
Reports to shareholders	481
Miscellaneous	47
Total expenses before reductions	92,053
Expense reductions	(3,281)	88,772
Net investment income		440,844
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	185,189
Foreign currency transactions	128
Futures contracts	(352,485)	(167,168)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(2,101,480)
Assets and liabilities in foreign currencies	3
Futures contracts	7,295
Delayed delivery commitments	84	(2,094,098)
Net gain (loss)		(2,261,266)
Net increase (decrease) in net assets resulting from operations		$ (1,820,422)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended September 30, 2001	Year ended September 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 440,844	$ 432,535
Net realized gain (loss)	(167,168)	1,191,181
Change in net unrealized appreciation (depreciation)	(2,094,098)	592,375
Net increase (decrease) in net assets resulting from operations	(1,820,422)	2,216,091
Distributions to shareholders From net investment income	(452,720)	(403,179)
From net realized gain	(947,460)	(501,336)
Total distributions	(1,400,180)	(904,515)
Share transactions Net proceeds from sales of shares	1,462,471	2,249,442
Reinvestment of distributions	1,361,768	879,726
Cost of shares redeemed	(1,997,106)	(3,093,277)
Net increase (decrease) in net assets resulting from share transactions	827,133	35,891
Total increase (decrease) in net assets	(2,393,469)	1,347,467
Net Assets
Beginning of period	13,570,450	12,222,983
End of period (including undistributed net investment income of $109,649 and $43,259, respectively)	$ 11,176,981	$ 13,570,450
Other Information Shares
Sold	87,562	121,200
Issued in reinvestment of distributions	82,949	48,508
Redeemed	(121,002)	(167,213)
Net increase (decrease)	49,509	2,495

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 19.11	$ 17.28	$ 18.24	$ 19.01	$ 16.49
Income from Investment Operations
Net investment income B	.59	.61	.54	.61	.59
Net realized and unrealized gain (loss)	(3.03)	2.53	2.23	.37	3.35
Total from investment operations	(2.44)	3.14	2.77	.98	3.94
Less Distributions
From net investment income	(.61)	(.58)	(.56)	(.64)	(.67)
From net realized gain	(1.34)	(.73)	(3.17)	(1.11)	(.75)
Total distributions	(1.95)	(1.31)	(3.73)	(1.75)	(1.42)
Net asset value, end of period	$ 14.72	$ 19.11	$ 17.28	$ 18.24	$ 19.01
Total Return A	(13.63)%	18.73%	16.12%	5.34%	25.15%
Ratios to Average Net Assets
Expenses before expense reductions	.73%	.73%	.75%	.76%	.79%
Expenses net of voluntary waivers, if any	.73%	.73%	.75%	.76%	.79%
Expenses net of all reductions	.71% C	.71% C	.73% C	.74% C	.78% C
Net investment income	3.51%	3.32%	3.01%	3.19%	3.39%
Supplemental Data
Net assets, end of period (in millions)	$ 11,177	$ 13,570	$ 12,223	$ 11,576	$ 11,866
Portfolio turnover rate	133%	109%	104%	136%	79%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2001

1. Significant Accounting Policies.

Fidelity Asset Manager (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures transactions, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Change in Accounting Principle. Effective October 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock and bond markets. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of futures contracts opened and closed, is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .53% of average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .19% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $79,372,000 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At the end of the period there were no security loans outstanding.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

Certain security trades were directed to brokers who paid $2,426,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $35,000 and $820,000, respectively.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Asset Manager:

We have audited the accompanying statement of assets and liabilities of Fidelity Asset Manager (the Fund), a fund of Fidelity Charles Street Trust, including the portfolio of investments, as of September 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager as of September 30, 2001, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 13, 2001

Annual Report

Distributions

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

A total of 6.70% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 8%, 17%, 17%, and 17% of the dividends distributed in December, March, June, and September, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on September 19, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	9,159,681,066.15	90.673
Against	297,725,553.44	2.947
Abstain	644,523,338.61	6.380
TOTAL	10,101,929,958.20	100.000

PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	8,921,925,457.17	88.319
Against	525,117,774.86	5.198
Abstain	654,886,726.17	6.483
TOTAL	10,101,929,958.20	100.000

PROPOSAL 3
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	9,694,575,323.51	95.968
Withheld	407,354,634.69	4.032
TOTAL	10,101,929,958.20	100.000
Ralph F. Cox
Affirmative	9,678,290,979.15	95.806
Withheld	423,638,979.05	4.194
TOTAL	10,101,929,958.20	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	9,677,828,734.10	95.802
Withheld	424,101,224.10	4.198
TOTAL	10,101,929,958.20	100.000
Robert M. Gates
Affirmative	9,679,251,629.35	95.816
Withheld	422,678,328.85	4.184
TOTAL	10,101,929,958.20	100.000
Abigail P. Johnson
Affirmative	9,676,726,713.18	95.791
Withheld	425,203,245.02	4.209
TOTAL	10,101,929,958.20	100.000
Edward C. Johnson 3d
Affirmative	9,680,067,762.17	95.824
Withheld	421,862,196.03	4.176
TOTAL	10,101,929,958.20	100.000
Donald J. Kirk
Affirmative	9,689,827,060.55	95.921
Withheld	412,102,897.65	4.079
TOTAL	10,101,929,958.20	100.000
Marie L. Knowles
Affirmative	9,690,932,975.45	95.932
Withheld	410,996,982.75	4.068
TOTAL	10,101,929,958.20	100.000
Ned C. Lautenbach
Affirmative	9,696,679,985.02	95.988
Withheld	405,249,973.18	4.012
TOTAL	10,101,929,958.20	100.000
Peter S. Lynch
Affirmative	9,702,018,050.84	96.041
Withheld	399,911,907.36	3.959
TOTAL	10,101,929,958.20	100.000
	# of Votes Cast	% of Votes Cast
Marvin L. Mann
Affirmative	9,687,550,817.41	95.898
Withheld	414,379,140.79	4.102
TOTAL	10,101,929,958.20	100.000
William O. McCoy
Affirmative	9,687,857,653.60	95.901
Withheld	414,072,304.60	4.099
TOTAL	10,101,929,958.20	100.000
William S. Stavropoulos
Affirmative	9,676,109,086.55	95.785
Withheld	425,820,871.65	4.215
TOTAL	10,101,929,958.20	100.000
PROPOSAL 4
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	5,254,557,880.13	86.395
Against	330,150,061.18	5.428
Abstain	497,309,629.80	8.177
TOTAL	6,082,017,571.11	100.000

PROPOSAL 5
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	5,208,606,681.64	85.639
Against	377,633,735.70	6.209
Abstain	495,777,153.77	8.152
TOTAL	6,082,017,571.11	100.000

*Denotes trust-wide proposals and voting results.

1.537740.104

Annual Report

Fidelity®

Asset Manager: Aggressive®

Annual Report

September 30, 2001

(2_fidelity_logos)(Registered_trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Market Recap	<Click Here>	An overview of the market's performance and the factors driving it.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

It's too early to assess how the financial markets will respond long term to the events of September 11, 2001, but the short-term reaction was clear. Many investors, already concerned about the poor showing of equities during the year, were quick to sell stocks when the market reopened. Composure returned to a large degree shortly thereafter, however, and many equity and bond indexes were on the upswing as September ended.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Asset Manager funds are already diversified because they invest in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a shorter investment time horizon, you might want to consider moving some of your investment into Asset Manager: Income, which generally has a higher weighting in short-term investments compared with the other Asset Manager funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended September 30, 2001	Past 1 year	Life of fund
Fidelity ® Asset Manager: Aggressive ®	-33.98%	1.78%
Fidelity Asset Manager: Aggressive Composite	-21.47%	-11.40%
S&P 500 ®	-26.62%	-16.51%
LB Aggregate Bond	12.95%	20.22%
Flexible Portfolio Funds Average	-14.73%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on September 24, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Asset Manager: Aggressive Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 SM  Index and the Lehman Brothers® Aggregate Bond Index, weighted according to the fund's neutral mix. To measure how the fund's performance stacked up against its peers, you can compare it to the flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 237 mutual funds. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended September 30, 2001	Past 1 year	Life of fund
Fidelity Asset Manager: Aggressive	-33.98%	0.88%
Fidelity Asset Manager: Aggressive Composite	-21.47%	-5.82%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Annual Report

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Asset Manager: AggressiveSM on September 24, 1999, when the fund started. As the chart shows, by September 30, 2001, the value of the investment would have grown to $10,178 - a 1.78% increase on the initial investment. For comparison, look at how both the S&P 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 Index would have been $8,349 - a 16.51% decrease. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $12,022 - a 20.22% increase. You can also look at how the Fidelity Asset Manager: Aggressive Composite Index did over the same period. The composite index combines the total returns of the S&P 500 Index, and the Lehman Brothers Aggregate Bond Index according to the fund's neutral mix, and assumes monthly rebalancing of the mix.** With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $8,860 - an 11.40% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

** Currently 85% stocks and 15% bonds effective September 24, 1999.

Annual Report

Market Recap

The 12-month period that ended on September 30, 2001, was characterized by a dramatic economic slowdown, which reduced corporate profits and created high anxiety with equity investors. This anxiety benefited the fixed-income markets, which offered more stability to investors. The end of the period was punctuated by the terrorist attacks on September 11, 2001, that shocked the world and closed U.S. equity markets for nearly a week. When stock exchanges reopened, an equity sell-off ensued. But it wasn't long before some measure of rationality returned to the markets.

Stocks: Economic weakness tested the durability of corporate profits during the 12-month period ending September 30, 2001. A variety of unfavorable factors, including sluggish product demand, a decline in consumer spending and a sharp reduction in funding from the capital markets, proved a difficult challenge for innumerable companies. Many sectors succumbed to lower corporate earnings, which gave way to a flurry of layoffs and caused the equity market to decline. Investors sold down many areas, including those with stable earnings growth that are typically seen as defensive, such as health care, energy and utilities. Reacting to a broad-based decline in corporate earnings, the blue chips' Dow Jones Industrial AverageSM declined 15.47%, while the large-cap Standard & Poor's 500SM Index and the tech-heavy NASDAQ Composite® Index fell 26.62% and 59.08%, respectively. Small-cap stocks didn't offer investors a much better alternative, as evidenced by the -21.21% return for the Russell 2000® Index. The federal government sought to re-energize the slowing U.S. economy through a number of measures. The Federal Reserve Board moved aggressively to reduce key interest rates to their lowest levels in decades. For its part, the Bush administration's tax rebate program was implemented, putting billions of dollars into taxpayers' hands in an effort to fuel additional spending. Through the end of the period, however, it was too soon to measure the effects of these efforts.

Bonds: Investment-grade bonds returned to favor during the 12-month period ending September 30, 2001. After taking a backseat to stellar-performing equities in recent years, investment-grade bonds were in high demand. A rapid slowdown in the economy, sharply lower interest rates and continued weakness in the equity market sent investors scurrying to the relative safety that bonds typically provide. The Lehman Brothers® Aggregate Bond Index - a widely followed measure of taxable-bond performance - returned 12.95% during the past year. Falling interest rates provided a considerable boost to all types of investment-grade bonds. The Federal Reserve Board lowered key interest rates eight times during the past year to their lowest levels in decades. As interest rates fell, bond yields declined and their prices rose. The higher-yielding spread sectors - particularly government agency issues and corporate bonds - reacted the most positively to lower rates. The Lehman Brothers U.S. Agency Index returned 13.99% during the period on the combination of historically attractive valuations and the vastly diminished threat of stricter legislation governing such entities as Fannie Mae and Feddie Mac. The Lehman Brothers Credit Bond Index jumped 13.10%, as demand from jittery equity investors matched record levels of new issuance. A record rate of home refinancing caused mortgage bonds to underperform higher-quality, lower-yielding Treasuries. The Lehman Brothers Mortgage-Backed Securities Index rose 12.34%, while the Lehman Brothers Treasury Index advanced 12.94%.

Annual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Richard Habermann, Portfolio Manager of Fidelity Asset Manager: Aggressive

Q. How did the fund perform, Dick?

A. For the one-year period that ended September 30, 2001, the fund returned -33.98%. That performance trailed the flexible portfolio funds average tracked by Lipper Inc., which returned -14.73%, and the Fidelity Asset Manager: Aggressive Composite Index, which returned -21.47% during the same period.

Q. Why did the fund trail its benchmarks during the past 12 months?

A. We continued to be slightly underweighted in equities overall relative to the index, allocating nearly 84% to stocks on average during the period. The fund's neutral allocation mix typically calls for 85% to be invested in stocks and 15% in bonds and short-term/money market instruments. Assuming a more cautious stance and scaling back on the fund's equity weighting early in the period allowed us to sidestep the full brunt of the market's precipitous decline during that time. In the summer, I shifted the allocation in favor of stocks, which I felt would outperform with the building blocks of an economic recovery seemingly falling into place. This move proved premature, however, as the risk of a more prolonged period of sluggishness, heightened by the tragic events of September 11, dragged the market lower. Given that equities significantly lagged most other asset classes during the period, being even slightly underexposed here overall paid off versus the index. Where we actually lost ground relative to the index was through our stock selection. Our heavy equity exposure also hurt us when compared to our Lipper peers, which held a considerably smaller weighting in stocks on average. Moreover, our fixed-income strategy cost us relative to our peers and our index. The decision to focus exclusively on high-yield debt relative to an index comprising solely investment-grade bonds - easily the top-performing asset class this past year - hampered the fund's performance as investors responded to uncertainty by seeking refuge in safer investments.

Q. How would you explain the performance of the fund's equity investments?

A. In light of its aggressive characteristics, the equity portion of the fund trailed the S&P 500 during the period. It was an unusually challenging environment for stocks, with nearly every sector of the market finishing the period in the red. While it was one of the worst periods ever for the S&P®, it was even worse for some of the more growth-oriented indexes such as the NASDAQ. Given the fund's aggressive nature, Bahaa Fam - who directed the fund's equity investments - tends to have a larger exposure to the more volatile stocks that he feels will perform well over an 18- to 24-month horizon in such growth-oriented sectors as technology, biotechnology and emerging telecommunications. He trimmed his positions in technology early in the period as the economy slowed and business conditions soured, a wise choice given investors' subsequent flight from growth stocks to safer havens elsewhere in the market. However, in the second quarter, he began to position the fund more aggressively in anticipation of economic recovery in late 2001/early 2002, as the elements that were hurting the market - namely tight monetary policy and high energy costs - were being reversed. The fund's positions in smaller, more growth-oriented stocks worked very well during the second quarter. While the same positive economic factors remained in place during the third quarter, the tragic events of September 11th cast doubt as to the timing of an economic recovery. This uncertainty caused investors to, once again, seek the safety of larger, more value-oriented stocks, which, in turn, hurt the fund's performance. In fact, more than half of the fund's total underperfomance relative to its index occurred during the month of September.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What stocks hurt? Which helped?

A. The fact is, we invested too early in several aggressive tech names that were highly leveraged to corporate spending, including QLogic, Cypress Semiconductor, Vignette and Power-One. We also were hurt by special situations in telecom and health care, namely Covad Communications and Immunex. Several of these stocks were no longer held at the close of the period. What helped during the year were the fund's defensive positions, most notably USA Education, Cardinal Health and Freddie Mac.

Q. How did the bond portion of the fund fare?

A. The fund's bond exposure was limited to high yield, which meant that the investment-grade portion - run by Charlie Morrison - was not utilized during the period. The fund's high-yield investments had enjoyed a nice rally during the period - behind improving issuer fundamentals and positive cash flows - but were unable to sustain it amid the massive flight to safety in September that resulted in one of the worst monthly performances in the history of the high-yield market. Although negative high-yield returns squelched performance of the fixed-income subportfolio, Matt Conti managed to beat the high-yield market by a healthy margin. Reflecting his conservative style, he reoriented the portfolio to have a higher-quality, income-focused structure, which really helped limit our downside by avoiding some of the severe credit problems that plagued several corporate issuers during the period. Diversification was key, as he managed to shed exposure to a weak telecommunications sector and increase investments in stronger areas of the market, such as health and utilities, while capturing an attractive yield advantage over Treasuries. Still, being in high-yield securities instead of strong-performing investment-grade bonds hurt relative to the index.

Q. What about the fund's short-term/
money market investments?

A. On average during the past 12 months, we invested the strategic cash portion of Fidelity Asset Manager: Aggressive in a Fidelity money market mutual fund managed by John Todd. Given their conservative nature in a volatile environment, these investments generally did what they're designed to do - provide steady returns to help offset equity market volatility.

Q. What's your outlook?

A. Fiscal and monetary policy are working in tandem, which is usually a very powerful force for the economy. Couple that with falling energy prices, low inflation, company fundamentals likely bottoming and ready to improve, record-wide yield spread levels and default rates nearing their peak, and I feel we could have the ingredients for a more positive environment for higher-risk assets. By the time this is confirmed, however, the market may have already made a big move. So, the biggest risk right now is in not owning equities and high-yield bonds when the bad news turns good. We might still be a bit early, but it's a disservice to shareholders not to overweight these higher-risk assets at a stage like this.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments

Fund number: 347

Trading symbol: FAMRX

Start date: September 24, 1999

Size: as of September 30, 2001, more than $264 million

Manager: Richard Habermann, since inception; manager, Fidelity Asset Manager, Fidelity Asset Manager: Income and Fidelity Asset Manager: Growth, since 1996; Fidelity Trend Fund, 1977-1981; Fidelity Magellan Fund, 1972-1977; joined Fidelity in 1968

3

Dick Habermann on the timing of a recovery:

"The events of September 11 probably accelerated what I perceive to be a final downward leg in the economy.

"Earlier in the period, in the face of an unusual, global economic slowdown, Europe and other regions of the world were reluctant to cut interest rates because of inflation issues. But after the September attacks, most central banks are now in the game of trying to lower rates - a big positive now that everyone's on the same page.

"If you line up your positive and negative market factors on a ledger, most of the negatives from just a few months ago have shifted over into the positive column, yet the market has failed to respond much to the move. So, I would rather focus on higher-risk assets now - when the list looks more positive - than when it was chock-
full of negatives last year at this time. Back then, we saw much higher short-term interest rates, a Fed that was not cutting rates, earnings peaking, no fiscal stimulus, and massive amounts of debt and equity underwriting flooding the market with supply. It's been an 18-month process, but we've finally taken some of those risks out of the equation."

Annual Report

Investment Changes

Top Ten Stocks as of September 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Tyco International Ltd.	3.0	0.5
Teradyne, Inc.	2.7	3.9
Flextronics International Ltd.	2.7	1.6
Fannie Mae	2.5	0.2
Vishay Intertechnology, Inc.	2.5	0.0
Cypress Semiconductor Corp.	2.1	0.0
Freddie Mac	2.1	0.6
Fairchild Semiconductor International, Inc. Class A	1.9	0.0
Merck & Co., Inc.	1.9	0.8
Cardinal Health, Inc.	1.6	0.9
	23.0
Market Sectors as of September 30, 2001
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	15.3	16.8
Health Care	14.4	10.9
Financials	12.9	13.0
Consumer Discretionary	12.4	10.3
Industrials	9.0	8.4
Telecommunication Services	6.3	6.9
Consumer Staples	4.9	3.7
Energy	4.6	5.0
Utilities	1.3	0.3
Materials	0.9	0.7
Asset Allocation (% of fund's net assets)
As of September 30, 2001 *	As of March 31, 2001**
Stock Class 82.0%	Stock Class and Equity Futures 78.5%
Bond Class 15.7%	Bond Class 14.4%
Short-term Class 2.3%	Short-term Class 7.1%
Foreign investments 5.6%	Foreign investments 6.7%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart.

Annual Report

Investments September 30, 2001

Showing Percentage of Net Assets

Common Stocks - 81.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.8%
Hotels, Restaurants & Leisure - 0.7%
Harrah's Entertainment, Inc. (a)	66,000	$ 1,782,660
Media - 5.4%
AOL Time Warner, Inc. (a)	114,500	3,789,950
Charter Communications, Inc. Class A (a)	140,800	1,743,104
Clear Channel Communications, Inc. (a)	62,312	2,476,902
EchoStar Communications Corp. Class A (a)	22,300	518,921
Gemstar-TV Guide International, Inc. (a)	143,600	2,830,356
Viacom, Inc. Class B (non-vtg.) (a)	82,880	2,859,360
		14,218,593
Multiline Retail - 2.4%
BJ's Wholesale Club, Inc. (a)	44,800	2,132,928
Kmart Corp. (a)	56,800	397,032
Wal-Mart Stores, Inc.	76,000	3,762,000
		6,291,960
Specialty Retail - 3.3%
Abercrombie & Fitch Co. Class A (a)	95,600	1,681,604
Best Buy Co., Inc. (a)	94,800	4,308,660
Home Depot, Inc.	31,900	1,224,003
Lowe's Companies, Inc.	52,300	1,655,295
		8,869,562
Textiles & Apparel - 0.0%
Jostens, Inc. warrants 5/1/10 (a)(e)	305	3,660
TOTAL CONSUMER DISCRETIONARY		31,166,435
CONSUMER STAPLES - 4.9%
Food & Drug Retailing - 1.1%
CVS Corp.	36,400	1,208,480
Rite Aid Corp. (a)	168,800	1,303,136
Rite Aid Corp.	39,000	301,080
		2,812,696
Household Products - 2.5%
Colgate-Palmolive Co.	50,100	2,918,325
Kimberly-Clark Corp.	32,500	2,015,000
Procter & Gamble Co.	22,100	1,608,659
		6,541,984
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Tobacco - 1.3%
Philip Morris Companies, Inc.	73,400	$ 3,544,486
TOTAL CONSUMER STAPLES		12,899,166
ENERGY - 4.6%
Energy Equipment & Services - 0.8%
Global Marine, Inc. (a)	2,700	37,800
Halliburton Co.	57,200	1,289,860
Nabors Industries, Inc. (a)	33,300	698,301
		2,025,961
Oil & Gas - 3.8%
BP PLC sponsored ADR	56,200	2,763,354
Chevron Corp.	28,600	2,423,850
Exxon Mobil Corp.	18,100	713,140
Texaco, Inc.	35,600	2,314,000
USX - Marathon Group	61,100	1,634,425
Valero Energy Corp.	9,000	315,900
		10,164,669
TOTAL ENERGY		12,190,630
FINANCIALS - 12.9%
Banks - 5.1%
Bank of America Corp.	11,400	665,760
Golden West Financial Corp., Delaware	17,300	1,005,130
Pacific Century Financial Corp.	99,400	2,322,978
Silicon Valley Bancshares (a)	99,100	2,001,820
Washington Mutual, Inc.	87,250	3,357,380
Wells Fargo & Co.	94,700	4,209,415
		13,562,483
Diversified Financials - 7.8%
Charles Schwab Corp.	197,500	2,271,250
Citigroup, Inc.	33,700	1,364,850
Fannie Mae	81,600	6,532,896
Freddie Mac	83,800	5,447,000
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
SEI Investments Co.	20,900	$ 668,800
USA Education, Inc.	52,000	4,311,320
		20,596,116
TOTAL FINANCIALS		34,158,599
HEALTH CARE - 14.4%
Biotechnology - 4.2%
Biogen, Inc. (a)	11,400	633,612
Gilead Sciences, Inc. (a)	50,300	2,825,351
IDEC Pharmaceuticals Corp. (a)	74,700	3,702,879
Medimmune, Inc. (a)	97,800	3,484,614
Sepracor, Inc. (a)	9,800	351,820
		10,998,276
Health Care Equipment & Supplies - 0.2%
St. Jude Medical, Inc. (a)	7,300	499,685
Health Care Providers & Services - 3.4%
AdvancePCS Class A (a)	13,900	997,742
AmerisourceBergen Corp. (a)	3,700	262,515
Cardinal Health, Inc.	59,850	4,425,908
McKesson HBOC, Inc.	54,200	2,048,218
Tenet Healthcare Corp. (a)	22,300	1,330,195
		9,064,578
Pharmaceuticals - 6.6%
Bristol-Myers Squibb Co.	47,400	2,633,544
Forest Laboratories, Inc. (a)	59,800	4,313,972
Merck & Co., Inc.	73,700	4,908,420
Mylan Laboratories, Inc.	48,000	1,565,760
Pfizer, Inc.	100,100	4,014,010
		17,435,706
TOTAL HEALTH CARE		37,998,245
INDUSTRIALS - 9.0%
Aerospace & Defense - 0.8%
General Dynamics Corp.	23,500	2,075,520
Commercial Services & Supplies - 0.4%
Concord EFS, Inc. (a)	21,100	1,032,845
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	26,800	$ 1,672,320
Electrical Equipment - 2.5%
Vishay Intertechnology, Inc. (a)	351,300	6,463,920
Industrial Conglomerates - 3.7%
Minnesota Mining & Manufacturing Co.	18,400	1,810,560
Tyco International Ltd.	177,500	8,076,244
		9,886,804
Machinery - 0.3%
Ingersoll-Rand Co.	20,800	703,040
Road & Rail - 0.7%
Canadian Pacific Ltd.	60,500	1,942,193
TOTAL INDUSTRIALS		23,776,642
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 0.5%
CIENA Corp. (a)	66,100	680,169
Cisco Systems, Inc. (a)	57,800	704,004
		1,384,173
Computers & Peripherals - 1.3%
Dell Computer Corp. (a)	97,800	1,812,234
International Business Machines Corp.	19,200	1,772,160
		3,584,394
Electronic Equipment & Instruments - 3.7%
Flextronics International Ltd. (a)	430,500	7,120,470
KEMET Corp. (a)	76,900	1,265,774
Tech Data Corp. (a)	10,000	379,000
Waters Corp. (a)	25,200	901,404
		9,666,648
IT Consulting & Services - 0.2%
SunGard Data Systems, Inc. (a)	22,300	521,151
Semiconductor Equipment & Products - 8.8%
Cypress Semiconductor Corp. (a)	375,800	5,584,388
Fairchild Semiconductor International, Inc. Class A (a)	306,300	4,916,115
Intel Corp.	19,000	388,360
LSI Logic Corp. (a)	149,800	1,760,150
Micron Technology, Inc. (a)	140,500	2,645,615
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
QLogic Corp. (a)	36,800	$ 699,200
Teradyne, Inc. (a)	369,900	7,213,050
		23,206,878
Software - 0.8%
Microsoft Corp. (a)	42,400	2,169,608
TOTAL INFORMATION TECHNOLOGY		40,532,852
MATERIALS - 0.9%
Paper & Forest Products - 0.9%
Georgia-Pacific Group	81,900	2,357,901
TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 4.7%
ALLTEL Corp.	59,800	3,465,410
BellSouth Corp.	15,600	648,180
Qwest Communications International, Inc.	132,200	2,207,740
SBC Communications, Inc.	53,700	2,530,344
Verizon Communications, Inc.	64,400	3,484,684
		12,336,358
Wireless Telecommunication Services - 1.6%
TeleCorp PCS, Inc. Class A (a)	193,700	2,140,385
Triton PCS Holdings, Inc. Class A (a)	56,600	2,150,800
		4,291,185
TOTAL TELECOMMUNICATION SERVICES		16,627,543
UTILITIES - 1.3%
Electric Utilities - 0.3%
AES Corp. (a)	49,600	635,872
American Electric Power Co., Inc.	5,900	255,057
		890,929
Multi-Utilities - 1.0%
Enron Corp.	93,900	2,556,897
TOTAL UTILITIES		3,447,826
TOTAL COMMON STOCKS (Cost $251,677,174)		215,155,839
Nonconvertible Preferred Stocks - 0.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 0.6%
Media - 0.6%
CSC Holdings, Inc. Series M, $11.125 pay-in-kind	13,693	$ 1,396,686
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. Series E, $111.25 pay-in-kind	28	9,800
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,484,310)		1,406,486
Corporate Bonds - 16.2%
Moody's Ratings (unaudited) (g)		Principal Amount
Convertible Bonds - 0.0%
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Tenet Healthcare Corp. 6% 12/1/05	Ba2	$ 30,000	28,463
Nonconvertible Bonds - 16.2%
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.1%
Dana Corp. 6.25% 3/1/04	Ba1	120,000	106,800
Delco Remy International, Inc. 11% 5/1/09	B2	110,000	107,250
Dura Operating Corp. 9% 5/1/09	B2	20,000	16,900
Lear Corp. 8.11% 5/15/09	Ba1	65,000	63,213
			294,163
Hotels, Restaurants & Leisure - 1.9%
Alliance Gaming Corp. 10% 8/1/07	B3	275,000	269,500
Anchor Gaming 9.875% 10/15/08	Ba3	60,000	61,800
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B3	165,000	159,225
Boyd Gaming Corp. 9.5% 7/15/07	B1	25,000	22,500
Circus Circus Enterprises, Inc.:
6.45% 2/1/06	Ba2	70,000	61,250
6.75% 7/15/03	Ba3	40,000	36,000
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	Ba3	10,000	9,800
Domino's, Inc. 10.375% 1/15/09	B3	340,000	351,050
Felcor Lodging LP 8.5% 6/1/11 (e)	Ba2	175,000	153,125
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	90,000	90,000
Harrahs Operating Co., Inc. 7.875% 12/15/05	Ba1	170,000	169,150
Corporate Bonds - continued
Moody's Ratings (unaudited) (g)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Herbst Gaming, Inc. 10.75% 9/1/08 (e)	B2	$ 120,000	$ 113,400
HMH Properties, Inc.:
7.875% 8/1/05	Ba2	210,000	183,750
7.875% 8/1/08	Ba2	245,000	198,450
Hollywood Park, Inc. 9.25% 2/15/07	Caa1	40,000	33,600
International Game Technology:
7.875% 5/15/04	Ba1	95,000	94,525
8.375% 5/15/09	Ba1	100,000	100,750
ITT Corp.:
6.75% 11/15/05	Ba1	70,000	65,800
7.375% 11/15/15	Ba1	220,000	187,000
MGM Mirage, Inc. 8.375% 2/1/11	Ba1	245,000	222,950
Mirage Resorts, Inc. 6.75% 8/1/07	Baa3	90,000	82,206
Mohegan Tribal Gaming Authority:
8.125% 1/1/06	Ba2	510,000	512,550
8.375% 7/1/11 (e)	Ba3	140,000	139,300
8.75% 1/1/09	Ba3	10,000	10,125
Park Place Entertainment Corp.:
7.875% 12/15/05	Ba1	460,000	439,300
9.375% 2/15/07	Ba1	195,000	193,050
Premier Parks, Inc. 9.75% 6/15/07	B3	175,000	164,500
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11 (e)	Ba3	90,000	78,300
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	Ba1	190,000	192,850
8.875% 4/15/11	Ba1	310,000	314,650
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	280,000	246,400
			4,956,856
Household Durables - 0.1%
D.R. Horton, Inc. 8% 2/1/09	Ba1	15,000	13,875
Lennar Corp. 9.95% 5/1/10	Ba1	70,000	71,925
Ryland Group, Inc. 9.75% 9/1/10	Ba2	150,000	151,500
			237,300
Internet & Catalog Retail - 0.1%
J. Crew Group, Inc. 0% 10/15/08 (c)	Caa3	140,000	81,200
J. Crew Operating Corp. 10.375% 10/15/07	Caa1	350,000	262,500
			343,700
Corporate Bonds - continued
Moody's Ratings (unaudited) (g)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.1%
Hasbro, Inc. 7.95% 3/15/03	Ba3	$ 300,000	$ 288,000
Media - 2.9%
Adelphia Communications Corp.:
7.5% 1/15/04	B2	100,000	92,000
9.25% 10/1/02	B2	105,000	101,850
9.875% 3/1/07	B2	115,000	102,350
10.5% 7/15/04	B2	145,000	140,650
Ascent Entertainment Group, Inc. 0% 12/15/04 (c)	Ba1	430,000	387,000
British Sky Broadcasting Group PLC yankee 7.3% 10/15/06	Ba1	200,000	202,244
Century Communications Corp.:
0% 3/15/03	B2	50,000	40,750
0% 1/15/08	B2	190,000	82,650
8.375% 12/15/07	B2	530,000	471,700
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (c)	B2	660,000	359,700
8.25% 4/1/07	B2	10,000	8,950
8.625% 4/1/09	B2	155,000	137,950
9.625% 11/15/09	B2	100,000	93,500
10% 4/1/09	B2	325,000	308,750
10.25% 1/15/10	B2	300,000	283,500
10.75% 10/1/09	B2	105,000	104,475
11.125% 1/15/11	B2	85,000	85,000
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	205,000	174,250
CSC Holdings, Inc.:
9.875% 4/1/23	B1	100,000	103,000
10.5% 5/15/16	Ba2	275,000	294,250
Diamond Cable Communications PLC:
yankee 13.25% 9/30/04	B3	80,000	38,400
yankee 11.75% 12/15/05	B3	80,000	33,600
EchoStar DBS Corp.:
9.25% 2/1/06	B1	25,000	24,375
9.375% 2/1/09	B1	455,000	443,625
Fox Family Worldwide, Inc. 9.25% 11/1/07	B1	495,000	524,700
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 11.875% 9/15/07	B2	500,000	507,500
Corporate Bonds - continued
Moody's Ratings (unaudited) (g)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
FrontierVision Operating Partners LP/ FrontierVision Capital Corp. 11% 10/15/06	B2	$ 80,000	$ 81,600
Garden State Newspapers, Inc. 8.75% 10/1/09	B1	110,000	96,800
K-III Communications Corp. 8.5% 2/1/06	Ba3	110,000	77,000
Lamar Media Corp. 9.25% 8/15/07	B1	80,000	80,200
LodgeNet Entertainment Corp. 10.25% 12/15/06	B1	90,000	79,200
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	820,000	754,400
Pegasus Communications Corp. 9.75% 12/1/06	B3	90,000	76,500
Pegasus Satellite Communication, Inc.:
0% 3/1/07 (c)	Caa1	200,000	104,000
12.375% 8/1/06	B3	140,000	121,800
Quebecor Media, Inc. 11.125% 7/15/11 (e)	B2	105,000	102,900
Radio One, Inc. 8.875% 7/1/11 (e)	B3	245,000	241,325
Satelites Mexicanos SA de CV 8.21% 6/30/04 (e)(f)	B1	120,000	110,400
Telemundo Holdings, Inc.:
0% 8/15/08 (c)	B3	165,000	136,125
0% 8/15/08 (c)(e)	B3	163,000	134,475
Telewest Communications PLC yankee:
0% 2/1/10 (c)	B2	100,000	37,000
9.875% 2/1/10	B2	20,000	12,600
Telewest PLC yankee 11% 10/1/07	B2	65,000	40,950
UIH Australia/Pacific, Inc. 14% 5/15/06	Caa2	35,000	4,200
Yell Finance BV:
0% 8/1/11 (c)(e)	B2	160,000	80,000
10.75% 8/1/11 (e)	B2	120,000	121,200
			7,639,394
Multiline Retail - 0.5%
Dillard's, Inc.:
6.125% 11/1/03	Ba1	235,000	211,500
6.39% 8/1/03	Ba1	70,000	65,800
JCPenney Co., Inc.:
6.125% 11/15/03	Ba2	20,000	18,800
6.5% 6/15/02	Baa3	110,000	108,350
6.9% 8/15/26	Ba2	110,000	105,600
7.25% 4/1/02	Ba2	35,000	35,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (g)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Kmart Corp.:
8.375% 12/1/04	Baa3	$ 280,000	$ 260,400
12.5% 3/1/05	Baa3	390,000	401,700
Saks, Inc. 7% 7/15/04	Ba2	250,000	200,000
			1,407,150
Specialty Retail - 0.2%
AutoNation, Inc. 9% 8/1/08 (e)	Ba2	170,000	163,200
Michaels Stores, Inc. 9.25% 7/1/09 (e)	Ba2	120,000	120,000
Office Depot, Inc. 10% 7/15/08 (e)	Ba1	190,000	191,900
			475,100
Textiles & Apparel - 0.1%
Levi Strauss & Co. 6.8% 11/1/03	B2	230,000	175,950
The William Carter Co. 10.875% 8/15/11 (e)	B3	40,000	40,600
Tommy Hilfiger USA, Inc. 6.5% 6/1/03	Ba1	20,000	18,900
			235,450
TOTAL CONSUMER DISCRETIONARY			15,877,113
CONSUMER STAPLES - 0.7%
Beverages - 0.1%
Canandaigua Brands, Inc. 8.5% 3/1/09	Ba3	275,000	277,750
Cott Corp. yankee:
8.5% 5/1/07	B1	20,000	20,000
9.375% 7/1/05	B1	60,000	60,300
			358,050
Food & Drug Retailing - 0.4%
Fleming Companies, Inc. 10.125% 4/1/08	Ba3	110,000	112,750
Rite Aid Corp.:
6.875% 8/15/13	Caa2	90,000	63,900
6.875% 12/15/28 (e)	Caa2	110,000	69,300
7.125% 1/15/07	Caa2	325,000	266,500
7.625% 4/15/05	Caa2	100,000	85,000
7.7% 2/15/27	Caa2	40,000	27,600
12.5% 9/15/06 (e)	-	395,000	425,613
			1,050,663
Food Products - 0.2%
Dean Foods Co. 6.9% 10/15/17	Baa2	90,000	65,700
Corporate Bonds - continued
Moody's Ratings (unaudited) (g)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Del Monte Corp. 9.25% 5/15/11 (e)	B3	$ 350,000	$ 355,250
Pilgrims Pride Corp. 9.625% 9/15/11	Ba3	50,000	50,750
			471,700
TOTAL CONSUMER STAPLES			1,880,413
ENERGY - 0.6%
Energy Equipment & Services - 0.2%
DI Industries, Inc. 8.875% 7/1/07	B1	255,000	237,150
Key Energy Services, Inc. 8.375% 3/1/08	Ba3	160,000	156,800
Parker Drilling Co. 9.75% 11/15/06	B1	110,000	102,300
			496,250
Oil & Gas - 0.4%
Canadian Forest Oil Ltd. yankee 8.75% 9/15/07	B1	65,000	65,000
Chesapeake Energy Corp.:
7.875% 3/15/04	B2	30,000	29,550
8.125% 4/1/11	B2	235,000	220,313
Cross Timbers Oil Co.:
8.75% 11/1/09	Ba3	50,000	51,250
9.25% 4/1/07	Ba3	215,000	222,525
Nuevo Energy Co. 9.5% 6/1/08	B1	20,000	18,750
Pennzoil-Quaker State Co. 9.4% 12/1/02 (d)	Ba2	20,000	20,400
Plains Resources, Inc. 10.25% 3/15/06	B2	10,000	10,050
Pogo Producing Co. 8.25% 4/15/11	B1	170,000	168,300
Tesoro Petroleum Corp. 9% 7/1/08	B1	260,000	244,400
Triton Energy Ltd. yankee 8.875% 10/1/07	Ba3	50,000	54,375
			1,104,913
TOTAL ENERGY			1,601,163
FINANCIALS - 1.4%
Banks - 0.1%
Sovereign Bancorp, Inc. 8.625% 3/15/04	Ba3	400,000	404,000
Diversified Financials - 0.8%
Abraxas Petroleum Corp./Canadian Abraxas Petroleum Ltd. 11.5% 11/1/04	Caa3	250,000	185,000
Alamosa Delaware, Inc. 13.625% 8/15/11 (e)	Caa1	170,000	161,500
Corporate Bonds - continued
Moody's Ratings (unaudited) (g)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Armkel Finance, Inc. 9.5% 8/15/09 (e)	B2	$ 40,000	$ 40,400
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	140,000	137,200
Dana Credit Corp. 7.25% 12/6/02 (e)	Ba1	90,000	84,600
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11 (e)	B1	175,000	175,000
Finova Group, Inc. 7.5% 11/15/09	-	590,000	234,525
GS Escrow Corp. 7% 8/1/03	Ba1	115,000	117,286
Hanover Equipment Trust 8.5% 9/1/08 (e)	Ba3	80,000	78,800
IOS Capital, Inc. 9.75% 6/15/04	Baa2	210,000	215,250
James Cable Partners LP/James Cable Finance Corp. 10.75% 8/15/04	Caa2	50,000	41,000
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13 (e)	B2	200,000	202,000
SESI LLC 8.875% 5/15/11	B1	100,000	90,000
Stone Container Finance Co. 11.5% 8/15/06 (e)	B2	15,000	15,450
Triton Energy Ltd./Triton Energy Corp. 9.25% 4/15/05	Baa2	50,000	54,625
Xerox Capital (Europe) PLC:
5.75% 5/15/02	Ba1	100,000	96,000
5.875% 5/15/04	A2	40,000	32,800
Xerox Credit Corp. 6.1% 12/16/03	Ba1	170,000	146,200
			2,107,636
Insurance - 0.2%
Conseco, Inc.:
6.4% 2/10/03	Baa3	250,000	217,500
8.5% 10/15/02	Baa3	275,000	251,625
			469,125
Real Estate - 0.3%
iStar Financial, Inc. 8.75% 8/15/08	Ba1	170,000	163,200
LNR Property Corp.:
9.375% 3/15/08	Ba3	35,000	32,725
10.5% 1/15/09	Ba3	30,000	28,950
Meditrust Corp. 7.82% 9/10/26	Ba3	315,000	296,888
WCI Communities, Inc. 10.625% 2/15/11	B1	200,000	187,000
			708,763
TOTAL FINANCIALS			3,689,524
Corporate Bonds - continued
Moody's Ratings (unaudited) (g)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - 1.1%
Health Care Providers & Services - 1.1%
AdvancePCS 8.5% 4/1/08	B1	$ 175,000	$ 179,375
Alliance Imaging, Inc. 10.375% 4/15/11	B3	120,000	126,000
AmerisourceBergen Corp. 8.125% 9/1/08 (e)	Ba3	60,000	61,500
Beverly Enterprises, Inc. 9.625% 4/15/09	B1	90,000	91,350
Columbia/HCA Healthcare Corp. 6.73% 7/15/45	Ba1	165,000	165,413
DaVita, Inc. 9.25% 4/15/11	B2	125,000	127,500
Dynacare, Inc. yankee 10.75% 1/15/06	B2	20,000	20,000
Express Scripts, Inc. 9.625% 6/15/09	Ba2	30,000	32,700
HCA - The Healthcare Co. 8.75% 9/1/10	Ba1	165,000	179,850
HealthSouth Corp.:
6.875% 6/15/05	Ba1	60,000	59,400
7% 6/15/08	Ba1	40,000	38,000
8.375% 10/1/11 (e)	Ba1	100,000	100,750
10.75% 10/1/08	Ba2	375,000	407,344
Magellan Health Services, Inc. 9.375% 11/15/07 (e)	B2	95,000	95,950
Omnicare, Inc. 8.125% 3/15/11 (e)	Ba2	170,000	173,400
Owen & Minor, Inc. 8.5% 7/15/11 (e)	Ba3	230,000	237,475
Service Corp. International (SCI) 7.375% 4/15/04	B1	290,000	269,700
Triad Hospitals Holdings, Inc. 11% 5/15/09	B2	95,000	102,363
Triad Hospitals, Inc. 8.75% 5/1/09	B1	350,000	358,750
Vanguard Health Systems, Inc. 9.75% 8/1/11 (e)	B3	170,000	173,400
			3,000,220
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.2%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2	130,000	131,300
BE Aerospace, Inc. 8% 3/1/08	B2	55,000	36,300
Sequa Corp.:
8.875% 4/1/08	Ba2	305,000	260,775
9% 8/1/09	Ba2	15,000	13,125
			441,500
Airlines - 0.2%
Air Canada 10.25% 3/15/11	B1	60,000	24,000
Delta Air Lines, Inc.:
7.9% 12/15/09	Ba2	90,000	73,800
Corporate Bonds - continued
Moody's Ratings (unaudited) (g)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.: - continued
8.3% 12/15/29	Ba2	$ 180,000	$ 138,600
Northwest Airlines, Inc.:
8.375% 3/15/04	Ba3	175,000	124,250
8.52% 4/7/04	Ba3	55,000	39,050
			399,700
Building Products - 0.1%
American Standard, Inc.:
7.375% 2/1/08	Ba2	70,000	68,250
7.625% 2/15/10	Ba2	67,000	65,660
			133,910
Commercial Services & Supplies - 0.4%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	145,000	143,550
7.875% 1/1/09	Ba3	210,000	204,750
10% 8/1/09	B2	60,000	60,000
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	15,000	13,350
Iron Mountain, Inc.:
8.625% 4/1/13	B2	340,000	347,650
8.75% 9/30/09	B2	75,000	76,875
Universal Hospital Services, Inc. 10.25% 3/1/08	B3	240,000	228,000
World Color Press, Inc. 7.75% 2/15/09	Baa2	70,000	64,050
			1,138,225
Machinery - 0.3%
AGCO Corp. 9.5% 5/1/08 (e)	Ba3	100,000	97,000
Dresser, Inc. 9.375% 4/15/11 (e)	B2	145,000	145,000
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	B3	480,000	456,000
Terex Corp.:
8.875% 4/1/08	B2	110,000	99,000
10.375% 4/1/11	B2	110,000	104,500
			901,500
Marine - 0.2%
Eletson Holdings, Inc. yankee 9.25% 11/15/03	Ba3	125,000	122,500
Corporate Bonds - continued
Moody's Ratings (unaudited) (g)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - continued
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	$ 180,000	$ 176,400
Transport Maritima Mexicana SA de CV yankee 9.5% 5/15/03	Ba3	275,000	236,500
			535,400
Road & Rail - 0.1%
Kansas City Southern Railway Co. 9.5% 10/1/08	Ba2	70,000	72,100
TFM SA de CV yankee:
0% 6/15/09 (c)	B1	205,000	159,900
10.25% 6/15/07	B1	125,000	107,500
			339,500
TOTAL INDUSTRIALS			3,889,735
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.2%
Crown Castle International Corp.:
9.375% 8/1/11	B3	280,000	236,600
9.5% 8/1/11	B3	75,000	63,000
L-3 Communications Corp.:
8% 8/1/08	Ba3	75,000	75,000
10.375% 5/1/07	Ba3	175,000	187,250
			561,850
Computers & Peripherals - 0.0%
Seagate Technology, Inc. 12.5% 11/15/07 (e)	Ba3	50,000	50,000
Electronic Equipment & Instruments - 0.3%
ChipPAC International Ltd. 12.75% 8/1/09	B3	255,000	204,000
Fisher Scientific International, Inc. 9% 2/1/08	B3	325,000	323,375
Flextronics International Ltd. yankee 8.75% 10/15/07	Ba2	95,000	90,725
			618,100
IT Consulting & Services - 0.1%
Unisys Corp.:
7.875% 4/1/08	Ba1	150,000	140,625
8.125% 6/1/06	Ba1	180,000	173,250
			313,875
Corporate Bonds - continued
Moody's Ratings (unaudited) (g)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.1%
Mediacom LLC/Mediacom Capital Corp. 9.5% 1/15/13	B2	$ 100,000	$ 98,000
Xerox Corp.:
5.5% 11/15/03	Ba1	100,000	86,000
6.25% 11/15/26	Ba1	80,000	69,200
			253,200
Semiconductor Equipment & Products - 0.0%
Fairchild Semiconductor Corp.:
10.375% 10/1/07	B2	30,000	28,350
10.5% 2/1/09	B2	20,000	19,200
			47,550
TOTAL INFORMATION TECHNOLOGY			1,844,575
MATERIALS - 1.3%
Chemicals - 0.5%
Acetex Corp. yankee 9.75% 10/1/03	B2	90,000	91,463
Avecia Group PLC yankee 11% 7/1/09	B2	110,000	103,400
Georgia Gulf Corp. 10.375% 11/1/07	B2	125,000	122,500
IMC Global, Inc. 7.4% 11/1/02	Ba2	120,000	116,400
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	180,000	165,600
Methanex Corp. yankee 7.75% 8/15/05	Ba1	340,000	324,700
Quaker State Corp. 6.625% 10/15/05	Ba2	100,000	93,000
Sterling Chemicals, Inc. 12.375% 7/15/06 (h)	Ca	210,000	168,000
The Scotts Co. 8.625% 1/15/09	B2	45,000	42,750
			1,227,813
Containers & Packaging - 0.3%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11 (e)	B2	60,000	59,400
Crown Cork & Seal, Inc. 7.125% 9/1/02	Caa3	70,000	47,600
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	20,000	15,200
7.8% 5/15/18	B3	180,000	118,800
7.85% 5/15/04	B3	40,000	32,800
Packaging Corp. of America 9.625% 4/1/09	Ba2	90,000	95,400
Corporate Bonds - continued
Moody's Ratings (unaudited) (g)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Riverwood International Corp.:
10.25% 4/1/06	B-	$ 250,000	$ 248,750
10.625% 8/1/07	B3	20,000	19,600
			637,550
Metals & Mining - 0.4%
AK Steel Corp. 7.875% 2/15/09	Ba2	85,000	79,688
Century Aluminum Co. 11.75% 4/15/08 (e)	Ba3	200,000	197,000
Kaiser Aluminum & Chemical Corp. 12.75% 2/1/03	Caa1	120,000	88,800
P&L Coal Holdings Corp. 9.625% 5/15/08	B1	685,000	710,688
Phelps Dodge Corp. 8.75% 6/1/11	Baa2	40,000	36,800
			1,112,976
Paper & Forest Products - 0.1%
Container Corp. of America 9.75% 4/1/03	B2	29,000	29,290
Norske Skog Canada Ltd. 8.625% 6/15/11 (e)	Ba2	30,000	30,000
Potlatch Corp. 10% 7/15/11 (e)	Ba1	115,000	115,575
Stone Container Corp. 9.75% 2/1/11	B2	175,000	177,188
			352,053
TOTAL MATERIALS			3,330,392
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.5%
American Cellular Corp. 9.5% 10/15/09	B2	70,000	65,800
Centennial Cellular Operating Co. LLC/Centennial Finance Corp. 10.75% 12/15/08	B3	195,000	167,700
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	B1	110,000	113,850
Intermedia Communications, Inc.:
0% 7/15/07 (c)	Baa2	225,000	220,500
0% 3/1/09 (c)	Baa3	80,000	68,400
Price Communications Wireless, Inc.:
9.125% 12/15/06	Ba2	250,000	253,750
11.75% 7/15/07	B2	70,000	73,500
Time Warner Telecom, Inc. 10.125% 2/1/11	B2	210,000	138,600
Corporate Bonds - continued
Moody's Ratings (unaudited) (g)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Tritel PCS, Inc. 10.375% 1/15/11	B3	$ 90,000	$ 76,500
Triton PCS, Inc. 9.375% 2/1/11	B3	105,000	102,900
			1,281,500
Wireless Telecommunication Services - 1.1%
AirGate PCS, Inc. 0% 10/1/09 (c)	Caa1	170,000	108,800
Alamosa PCS Holdings, Inc. 0% 2/15/10 (c)	Caa1	160,000	75,200
American Tower Corp. 9.375% 2/1/09	B3	25,000	20,875
Dobson Communications Corp. 10.875% 7/1/10	B3	190,000	194,750
Echostar Broadband Corp. 10.375% 10/1/07	B1	785,000	785,000
Microcell Telecommunications, Inc. yankee 0% 6/1/06 (c)	B3	250,000	117,500
Millicom International Cellular SA yankee 13.5% 6/1/06	Caa1	350,000	231,000
Nextel Communications, Inc.:
0% 10/31/07 (c)	B1	1,090,000	594,050
9.375% 11/15/09	B1	510,000	318,750
Nextel Partners, Inc.:
0% 2/1/09 (c)	B3	125,000	57,500
11% 3/15/10	B3	5,000	3,300
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	215,000	204,250
Rural Cellular Corp. 9.625% 5/15/08	B3	95,000	91,200
VoiceStream Wireless Corp.:
0% 11/15/09 (c)	Baa1	115,000	92,575
10.375% 11/15/09	Baa1	130,000	146,250
			3,041,000
TOTAL TELECOMMUNICATION SERVICES			4,322,500
UTILITIES - 1.3%
Electric Utilities - 1.2%
AES Corp.:
8.5% 11/1/07	Ba2	425,000	357,000
8.75% 6/15/08	Ba1	190,000	165,300
8.875% 2/15/11	Ba1	30,000	25,500
9.375% 9/15/10	Ba1	245,000	213,150
CMS Energy Corp.:
7.5% 1/15/09	Ba3	10,000	9,300
Corporate Bonds - continued
Moody's Ratings (unaudited) (g)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
CMS Energy Corp.: - continued
8.375% 7/1/03	Ba3	$ 170,000	$ 169,150
8.5% 4/15/11	Ba3	215,000	209,625
8.9% 7/15/08	Ba3	240,000	235,200
9.875% 10/15/07	Ba3	237,000	244,110
Edison Mission Energy 10% 8/15/08 (e)	Baa3	170,000	170,000
Mission Energy Holding Co. 13.5% 7/15/08 (e)	Ba2	190,000	192,375
Orion Power Holdings, Inc. 12% 5/1/10	Ba3	325,000	390,000
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	130,000	119,600
6.25% 3/1/04	B3	285,000	256,500
7.375% 11/1/05 (e)(h)	Caa2	310,000	288,300
7.875% 3/1/02	B3	20,000	18,700
Southern California Edison Co. 6.25% 6/15/03 (h)	B3	20,000	17,800
			3,081,610
Multi-Utilities - 0.1%
PG&E National Energy Group, Inc. 10.375% 5/16/11 (e)	Baa2	200,000	211,500
Water Utilities - 0.0%
Azurix Corp. 10.375% 2/15/07	Ba3	115,000	113,850
TOTAL UTILITIES			3,406,960
TOTAL NONCONVERTIBLE BONDS			42,842,595
TOTAL CORPORATE BONDS (Cost $44,541,319)			42,871,058
U.S. Treasury Obligations - 0.4%

U.S. Treasury Bills, yield at date of purchase 3.53% 10/11/01 (Cost $1,098,824)	-	1,100,000	1,099,266
Asset-Backed Securities - 0.0%
Moody's Ratings (unaudited) (g)		Principal Amount	Value (Note 1)
Airplanes pass thru trust 10.875% 3/15/19 (Cost $36,756)	Ba2	$ 49,385	$ 17,285
Cash Equivalents - 1.0%
	Shares
Fidelity Cash Central Fund, 3.42% (b) (Cost $2,614,717)	2,614,717	2,614,717
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $301,453,100)		263,164,651
NET OTHER ASSETS - 0.4%		1,152,385
NET ASSETS - 100%		$ 264,317,036
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,800,323 or 2.2% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(h) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	0.0%
Baa	1.1%	BBB	1.5%
Ba	6.4%	BB	5.6%
B	7.4%	B	7.9%
Caa	1.0%	CCC	0.7%
Ca, C	0.1%	CC, C	0.1%
		D	0.1%
The percentage not rated by Moody's or S&P amounted to 0.3%. FMR has determined that unrated debt securities that are lower quality account for 0.3% of the total value of investment in securities.
Purchases and sales of securities, other than short-term securities, aggregated $941,449,281 and $1,058,854,546, respectively.
The market value of futures contracts opened and closed during the period amounted to $269,095,388 and $262,190,725, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $44,714 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $4,185,000. The weighted average interest rate was 3.36%. At period end there were no interfund loans outstanding.

Income Tax Information

At September 30, 2001, the aggregate cost of investment securities for income tax purposes was $303,438,602. Net unrealized depreciation aggregated $40,273,951, of which $10,654,300 related to appreciated investment securities and $50,928,251 related to depreciated investment securities.

The fund hereby designates approximately $321,621 as a capital gain dividend for the purpose of the dividend paid deduction.
At September 30, 2001, the fund had a capital loss carryforward of approximately $152,000 all of which will expire on September 30, 2009.
The fund intends to elect to defer to its fiscal year ending September 30, 2002 approximately $131,331,000 of losses recognized during the period November 1, 2000 to September 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2001
Assets
Investment in securities, at value (cost $301,453,100) - See accompanying schedule		$ 263,164,651
Receivable for investments sold		15,005,184
Receivable for fund shares sold		571,944
Dividends receivable		158,804
Interest receivable		1,167,019
Other receivables		65
Total assets		280,067,667
Liabilities
Payable to custodian bank	$ 439,635
Payable for investments purchased	14,261,079
Payable for fund shares redeemed	824,303
Accrued management fee	136,773
Other payables and accrued expenses	88,841
Total liabilities		15,750,631
Net Assets		$ 264,317,036
Net Assets consist of:
Paid in capital		$ 431,313,124
Undistributed net investment income		4,823,338
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(133,530,811)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(38,288,615)
Net Assets, for 27,623,274 shares outstanding		$ 264,317,036
Net Asset Value, offering price and redemption price per share ($264,317,036 ÷ 27,623,274 shares)		$9.57

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2001
Investment Income Dividends		$ 2,480,167
Interest		7,358,378
Security lending		34,165
Total income		9,872,710
Expenses
Management fee	$ 2,365,027
Transfer agent fees	967,796
Accounting and security lending fees	151,462
Non-interested trustees' compensation	1,566
Custodian fees and expenses	30,246
Registration fees	92,111
Audit	31,043
Legal	1,487
Interest	1,171
Reports to shareholders	20,437
Miscellaneous	1,194
Total expenses before reductions	3,663,540
Expense reductions	(177,216)	3,486,324
Net investment income		6,386,386
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(117,289,350)
Foreign currency transactions	(27,200)
Futures contracts	(12,814,759)	(130,131,309)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(45,073,810)
Assets and liabilities in foreign currencies	(20)
Futures contracts	95,296	(44,978,534)
Net gain (loss)		(175,109,843)
Net increase (decrease) in net assets resulting from operations		$ (168,723,457)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2001	Year ended September 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 6,386,386	$ 2,866,268
Net realized gain (loss)	(130,131,309)	20,502,298
Change in net unrealized appreciation (depreciation)	(44,978,534)	6,627,099
Net increase (decrease) in net assets resulting from operations	(168,723,457)	29,995,665
Distributions to shareholders From net investment income	(4,182,506)	(62,493)
From net realized gain	(19,297,262)	(156,058)
Total distributions	(23,479,768)	(218,551)
Share transactions Net proceeds from sales of shares	268,634,415	736,456,081
Reinvestment of distributions	22,867,308	211,997
Cost of shares redeemed	(400,239,892)	(204,251,542)
Net increase (decrease) in net assets resulting from share transactions	(108,738,169)	532,416,536
Total increase (decrease) in net assets	(300,941,394)	562,193,650
Net Assets
Beginning of period	565,258,430	3,064,780
End of period (including undistributed net investment income of $4,823,338 and $2,846,951, respectively)	$ 264,317,036	$ 565,258,430
Other Information Shares
Sold	20,320,180	50,446,597
Issued in reinvestment of distributions	1,783,719	19,013
Redeemed	(31,385,745)	(13,860,491)
Net increase (decrease)	(9,281,846)	36,605,119

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.32	$ 10.22	$ 10.00
Income from Investment Operations
Net investment income D	.20	.19	.01
Net realized and unrealized gain (loss)	(5.22)	4.98	.21
Total from investment operations	(5.02)	5.17	.22
Less Distributions
From net investment income	(.13)	(.02)	-
From net realized gain	(.60)	(.05)	-
Total distributions	(.73)	(.07)	-
Net asset value, end of period	$ 9.57	$ 15.32	$ 10.22
Total Return B, C	(33.98)%	50.84%	2.20%
Ratios to Average Net Assets
Expenses before expense reductions	.89%	.96%	57.49% A, H
Expenses net of voluntary waivers, if any	.89%	.96%	1.20% A, G
Expenses net of all reductions	.85% F	.90% F	1.20% A
Net investment income	1.55%	1.32%	4.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 264,317	$ 565,258	$ 3,065
Portfolio turnover rate	255%	338%	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 24, 1999 (commencement of operations) to September 30, 1999.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

G FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

H The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2001

1. Significant Accounting Policies.

Fidelity Asset Manager: Aggressive (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for paydown gains/losses on certain securities, futures transactions, foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales.

In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective October 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Change in Accounting Principle - continued

accounting principle change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of futures contracts opened and closed, is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .57% of average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .24% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,345,844 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At the end of the period there were no security loans outstanding.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $168,885 of the fund's expenses. In addition,through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $4,814 and $3,517 respectively.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Charles Street Trust and Shareholders of Asset Manager: Aggressive:

We have audited the accompanying statement of assets and liabilities of Asset Manager: Aggressive (the Fund), a fund of Fidelity Charles Street Trust, including the portfolio of investments, as of September 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Asset Manager: Aggressive as of September 30, 2001, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 7, 2001

Annual Report

Distributions

The fund designates 6% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on September 19, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	9,159,681,066.15	90.673
Against	297,725,553.44	2.947
Abstain	644,523,338.61	6.380
TOTAL	10,101,929,958.20	100.000
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	8,921,925,457.17	88.319
Against	525,117,774.86	5.198
Abstain	654,886,726.17	6.483
TOTAL	10,101,929,958.20	100.000
PROPOSAL 3
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	9,694,575,323.51	95.968
Withheld	407,354,634.69	4.032
TOTAL	10,101,929,958.20	100.000
Ralph F. Cox
Affirmative	9,678,290,979.15	95.806
Withheld	423,638,979.05	4.194
TOTAL	10,101,929,958.20	100.000
Phyllis Burke Davis
Affirmative	9,677,828,734.10	95.802
Withheld	424,101,224.10	4.198
TOTAL	10,101,929,958.20	100.000
	# of Votes Cast	% of Votes Cast
Robert M. Gates
Affirmative	9,679,251,629.35	95.816
Withheld	422,678,328.85	4.184
TOTAL	10,101,929,958.20	100.000
Abigail P. Johnson
Affirmative	9,676,726,713.18	95.791
Withheld	425,203,245.02	4.209
TOTAL	10,101,929,958.20	100.000
Edward C. Johnson 3d
Affirmative	9,680,067,762.17	95.824
Withheld	421,862,196.03	4.176
TOTAL	10,101,929,958.20	100.000
Donald J. Kirk
Affirmative	9,689,827,060.55	95.921
Withheld	412,102,897.65	4.079
TOTAL	10,101,929,958.20	100.000
Marie L. Knowles
Affirmative	9,690,932,975.45	95.932
Withheld	410,996,982.75	4.068
TOTAL	10,101,929,958.20	100.000
Ned C. Lautenbach
Affirmative	9,696,679,985.02	95.988
Withheld	405,249,973.18	4.012
TOTAL	10,101,929,958.20	100.000
Peter S. Lynch
Affirmative	9,702,018,050.84	96.041
Withheld	399,911,907.36	3.959
TOTAL	10,101,929,958.20	100.000
Marvin L. Mann
Affirmative	9,687,550,817.41	95.898
Withheld	414,379,140.79	4.102
TOTAL	10,101,929,958.20	100.000
	# of Votes Cast	% of Votes Cast
William O. McCoy
Affirmative	9,687,857,653.60	95.901
Withheld	414,072,304.60	4.099
TOTAL	10,101,929,958.20	100.000
William S. Stavropoulos
Affirmative	9,676,109,086.55	95.785
Withheld	425,820,871.65	4.215
TOTAL	10,101,929,958.20	100.000
PROPOSAL 4
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	159,970,886.05	89.391
Against	7,556,528.37	4.222
Abstain	11,429,164.26	6.387
TOTAL	178,956,578.68	100.000
PROPOSAL 5
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	158,387,865.69	88.506
Against	8,940,706.85	4.996
Abstain	11,628,006.14	6.498
TOTAL	178,956,578.68	100.000

*Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

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Annual Report

Investment Adviser

Fidelity Management & Research Company

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Investment Sub-Advisers

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Fidelity Investments Money
Management, Inc.

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(U.K.) Inc.

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(Far East) Inc.

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Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Bart Grenier, Vice President

Bahaa Fam, Vice President

Richard C. Habermann, Vice President

Charles S. Morrison II, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

William S. Stavropoulos *

* Independent trustees

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Robert C. Pozen

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Fidelity's Asset Allocation Funds

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Asset Manager: Growth®

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Income, 2000, 2010, 2020, 2030, 2040

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Fidelity®

Asset Manager: Growth®

Annual Report

September 30, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Market Recap	<Click Here>	An overview of the market's performance and the factors driving it.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

It's too early to assess how the financial markets will respond long term to the events of September 11, 2001, but the short-term reaction was clear. Many investors, already concerned about the poor showing of equities during the year, were quick to sell stocks when the market reopened. Composure returned to a large degree shortly thereafter, however, and many equity and bond indexes were on the upswing as September ended.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Asset Manager funds are already diversified because they invest in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a shorter investment time horizon, you might want to consider moving some of your investment into Asset Manager: Income, which generally has a higher weighting in short-term investments compared with the other Asset Manager funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended September 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity ® Asset Manager: Growth ®	-20.93%	49.81%	175.44%
Fidelity Asset Manager: Growth Composite	-16.34%	59.19%	n/a *
S&P 500 ®	-26.62%	62.71%	206.48%
LB Aggregate Bond	12.95%	47.33%	101.26%
LB 3 Month T-Bill	5.50%	30.22%	59.12%
Flexible Portfolio Funds Average	-14.73%	40.18%	n/a *

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on December 30, 1991. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Asset Manager: Growth Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 SM  Index, the Lehman Brothers® Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix. To measure how the fund's performance stacked up against its peers, you can compare it to the flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 237 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended September 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Asset Manager: Growth	-20.93%	8.42%	10.94%
Fidelity Asset Manager: Growth Composite	-16.34%	9.75%	n/a *

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Annual Report

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Asset Manager: Growth® Fund on December 31, 1991, shortly after the fund started. As the chart shows, by September 30, 2001, the value of the investment would have grown to $27,326 - a 173.26% increase on the initial investment. For comparison, look at how both the S&P 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 Index would have grown to $30,502 - a 205.02% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $20,095 - a 100.95% increase. You can also look at how the Fidelity Asset Manager: Growth Composite Index, did over the same period. The composite index combines the total returns of the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3-month T-Bill Index according to the fund's neutral mix and assumes monthly rebalancing of the mix.** With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $26,583 - a 165.83% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

** Currently 70% stocks, 25% bonds and 5% short-term/money market instruments effective
January 1, 1997; 65%, 30% and 5%, respectively, prior to January 1, 1997.

Annual Report

Market Recap

The 12-month period that ended on September 30, 2001, was characterized by a dramatic economic slowdown, which reduced corporate profits and created high anxiety with equity investors. This anxiety benefited the fixed-income markets, which offered more stability to investors. The end of the period was punctuated by the terrorist attacks on September 11, 2001, that shocked the world and closed U.S. equity markets for nearly a week. When stock exchanges reopened, an equity sell-off ensued. But it wasn't long before some measure of rationality returned to the markets.

Stocks: Economic weakness tested the durability of corporate profits during the 12-month period ending September 30, 2001. A variety of unfavorable factors, including sluggish product demand, a decline in consumer spending and a sharp reduction in funding from the capital markets, proved a difficult challenge for innumerable companies. Many sectors succumbed to lower corporate earnings, which gave way to a flurry of layoffs and caused the equity market to decline. Investors sold down many areas, including those with stable earnings growth that are typically seen as defensive, such as health care, energy and utilities. Reacting to a broad-based decline in corporate earnings, the blue chips' Dow Jones Industrial AverageSM declined 15.47%, while the large-cap Standard & Poor's 500SM Index and the tech-heavy NASDAQ Composite® Index fell 26.62% and 59.08%, respectively. Small-cap stocks didn't offer investors a much better alternative, as evidenced by the -21.21% return for the Russell 2000® Index. The federal government sought to re-energize the slowing U.S. economy through a number of measures. The Federal Reserve Board moved aggressively to reduce key interest rates to their lowest levels in decades. For its part, the Bush administration's tax rebate program was implemented, putting billions of dollars into taxpayers' hands in an effort to fuel additional spending. Through the end of the period, however, it was too soon to measure the effects of these efforts.

Bonds: Investment-grade bonds returned to favor during the 12-month period ending September 30, 2001. After taking a backseat to stellar-performing equities in recent years, investment-grade bonds were in high demand. A rapid slowdown in the economy, sharply lower interest rates and continued weakness in the equity market sent investors scurrying to the relative safety that bonds typically provide. The Lehman Brothers® Aggregate Bond Index - a widely followed measure of taxable-bond performance - returned 12.95% during the past year. Falling interest rates provided a considerable boost to all types of investment-grade bonds. The Federal Reserve Board lowered key interest rates eight times during the past year to their lowest levels in decades. As interest rates fell, bond yields declined and their prices rose. The higher-yielding spread sectors - particularly government agency issues and corporate bonds - reacted the most positively to lower rates. The Lehman Brothers U.S. Agency Index returned 13.99% during the period on the combination of historically attractive valuations and the vastly diminished threat of stricter legislation governing such entities as Fannie Mae and Feddie Mac. The Lehman Brothers Credit Bond Index jumped 13.10%, as demand from jittery equity investors matched record levels of new issuance. A record rate of home refinancing caused mortgage bonds to underperform higher-quality, lower-yielding Treasuries. The Lehman Brothers Mortgage-Backed Securities Index rose 12.34%, while the Lehman Brothers Treasury Index advanced 12.94%.

Annual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Richard Habermann, Portfolio Manager of Fidelity Asset Manager: Growth

Q. How did the fund perform, Dick?

A. For the one-year period that ended September 30, 2001, the fund returned -20.93%. That performance trailed the flexible portfolio funds average tracked by Lipper Inc., which returned -14.73%, and the Fidelity Asset Manager: Growth Composite Index, which returned -16.34% during the same period.

Q. How did your asset-allocation decisions influence performance during the past 12 months?

A. I continued to emphasize equities, allocating just over 72% to stocks on average during the period. The fund's neutral allocation mix typically calls for 70% to be invested in stocks, 25% in bonds and 5% in short-term and money market instruments. Assuming a more cautious stance and scaling back on the fund's equity weighting early in the period allowed us to sidestep the full brunt of the market's precipitous decline during that time. In the summer, I shifted the allocation back in favor of stocks, which I felt would outperform with the building blocks of an economic recovery seemingly falling into place. This move proved premature, however, as the risk of a more prolonged period of sluggishness, heightened by the tragic events of September 11, dragged the market lower. Given that equities significantly underperformed most other asset classes during the period, having even the slightest emphasis here hurt relative to the index and our Lipper peers, which held a smaller concentration in stocks on average. Our fixed-income strategy also failed to pay off for us. The decision to allocate much of the bond subportfolio to high-yield debt at the expense of investment-grade bonds - by far the top-performing asset class this past year - hampered the fund's performance as investors responded to uncertainty by seeking refuge in safer investments.

Q. What factors drove the fund's equity holdings?

A. The equity portion of the fund performed roughly in line with the S&P 500 during the period. It was an unusually challenging environment for stocks, with nearly every sector of the market finishing the period with a negative return. Charles Mangum - who directed the fund's equity investments for much of the period - deserves credit for effectively navigating the subportfolio through the period's turbulence and maintaining a performance advantage over the index up until September's indiscriminate sell-off in the market. Charles' conservative style of growth at a reasonable price worked well for the fund during most of the period, as the market began to focus more intently on fundamentals and valuations. His emphasis on stable-growth stocks helped the most, as investors continued to be attracted to stable growth as the economy slowed and technology stocks floundered. Defensive financials generally performed well as the Federal Reserve Board continued to cut short-term interest rates. Focusing on companies with less credit risk and favorable earnings outlooks, such as Fannie Mae, paid off nicely for us. Another pocket of strength was in consumer staples, particularly tobacco stocks such as Philip Morris, and health care services, namely Cardinal Health. Equally important was what we avoided. Despite producing negative absolute returns, having less exposure to the troubled technology sector than the index was a major plus on a relative basis. In particular, we benefited from underweighting large-cap hardware names such as Nortel, Oracle and Intel, which all fell by more than 50% during the period.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What stocks detracted from performance?

A. We were hurt by becoming more aggressive late in the period in anticipation of an economic recovery. As defensive stocks moved higher, they became less attractive, so we began to look elsewhere for opportunities. We added to our position in consumer cyclicals, particularly media stocks, which we felt were poised to outperform early in an upturn. The fact is, we were early, as stocks such as Clear Channel Communications fell late in the period. Our overall positioning in the health sector further dampened returns. Security selection among large-cap drug stocks caused the most damage, as we underweighted solid performers such as Johnson & Johnson and overweighted laggards such as Schering-Plough, which suffered from manufacturing problems with several of its products. The fund no longer held Johnson & Johnson at the end of the period.

Q. How did the bond portion of the fund fare?

A. The fund's high-yield investments had enjoyed a nice rally during the period - behind improving issuer fundamentals and positive cash flows - but were unable to sustain it amid the massive flight to safety in September that resulted in one of the worst monthly performances in the history of the high-yield market. Although negative high-yield returns dampened performance of the overall fixed-income subportfolio, Matt Conti managed to beat the high-yield market by a healthy margin. Reflecting his conservative style, he reoriented the portfolio to have a higher-quality, income-focused structure, which really helped limit our downside by avoiding some of the severe credit problems that plagued several corporate issuers during the period. Diversification was key, as he managed to shed exposure to a weak telecommunications sector and increase investments in stronger areas of the market, such as health and utilities, while capturing an attractive yield advantage over Treasuries. Still, the performance of the high-yield market paled in comparison to that of investment-grade securities. The fund's investment-grade holdings, managed by Charlie Morrison, continued to produce strong results. Maintaining an emphasis on the spread sectors, particularly corporate bonds and commercial mortgage-backed securities during a time of aggressive Fed easings and significant yield curve steepening, proved wise as these securities outperformed Treasuries for much of the period. Yield-curve positioning, timely trading and diversification all proved critical to Charlie's success during the period.

Q. What about the fund's short-term/money market investments?

A. On average during the past 12 months, we invested the strategic cash portion of Fidelity Asset Manager: Growth in a Fidelity money market mutual fund managed by John Todd. Given their conservative nature in a volatile environment, these investments generally did what they're designed to do - provide steady returns to help offset equity market volatility.

Q. What's your outlook?

A. Fiscal and monetary policy are working in tandem, which is usually a very powerful force for the economy. Couple that with falling energy prices, low inflation, company fundamentals likely bottoming and ready to improve, record-wide yield spread levels and default rates nearing their peak, and I feel we could have the ingredients for a more positive environment for higher-risk assets. By the time this is confirmed, however, the market may have already made a big move. So, the biggest risk right now is in not owning equities and high-yield bonds when the bad news turns good. We might still be a bit early, but it's a disservice to shareholders not to overweight these higher-risk assets at a stage like this.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: maximum total return over the long term through investing in stocks, bonds and short-term and money market instruments

Fund number: 321

Trading symbol: FASGX

Start date: December 30, 1991

Size: as of September 30, 2001, more than $3.9 billion

Manager: Richard Habermann, since 1996; manager, Fidelity Asset Manager: Aggressive, since 1999; Fidelity Asset Manager and Fidelity Asset Manager: Income, since 1996; Fidelity Trend Fund, 1977-
1981; Fidelity Magellan Fund, 1972-1977; joined Fidelity in 1968

3

Dick Habermann on the timing of a recovery:

"The events of September 11 probably accelerated what I perceive to be a final downward leg in the economy.

"Earlier in the period, in the face of an unusual, global economic slowdown, Europe and other regions of the world were reluctant to cut interest rates because of inflation issues. But after the September attacks, most central banks are now in the game of trying to lower rates - a big positive now that everyone's on the same page.

"If you line up your positive and negative market factors on a ledger, most of the negatives from just a few months ago have shifted over into the positive column, yet the market has failed to respond much to the move. So, I would rather focus on higher-risk assets now - when the list looks more positive - than when it was chock-full of negatives last year at this time. Back then, we saw much higher short-term interest rates, a Fed that was not cutting rates, earnings peaking, no fiscal stimulus, and massive amounts of debt and equity underwriting flooding the market with supply. It's been an 18-month process, but we've finally taken some of those risks out of the equation."

Annual Report

Investment Changes

Top Ten Stocks as of September 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	4.7	3.8
Bristol-Myers Squibb Co.	3.9	2.6
Clear Channel Communications, Inc.	3.2	3.6
Citigroup, Inc.	2.6	1.3
General Electric Co.	2.3	2.5
Conoco, Inc. Class B	2.3	2.2
Microsoft Corp.	2.2	1.3
Schering-Plough Corp.	1.8	2.5
Philip Morris Companies, Inc.	1.7	1.2
Freddie Mac	1.5	1.5
	26.2
Market Sectors as of September 30, 2001
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.8	14.6
Health Care	12.6	12.1
Information Technology	9.9	8.9
Industrials	7.3	9.0
Consumer Discretionary	6.5	7.7
Consumer Staples	5.6	3.9
Telecommunication Services	4.7	3.5
Energy	4.0	5.1
Materials	1.4	1.4
Utilities	0.1	0.2
Asset Allocation (% of fund's net assets)
As of September 30, 2001 *		As of March 31, 2001 **
	Stock class, and Equity Futures 71.3%		Stock class, and Equity Futures 68.6%
	Bond class 23.4%		Bond class 24.1%
	Short-term class 5.3%		Short-term class 7.3%
* Foreign investments	2.5%	** Foreign investments	2.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart.

Annual Report

Investments September 30, 2001

Showing Percentage of Net Assets

Common Stocks - 66.8%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 6.0%
Hotels, Restaurants & Leisure - 0.7%
Mandalay Resort Group (a)	311,300	$ 5,052
Tricon Global Restaurants, Inc. (a)	393,500	15,433
Wendy's International, Inc.	323,600	8,624
		29,109
Household Durables - 0.0%
Centex Corp.	32,400	1,093
KB HOME	9,100	259
Pulte Homes, Inc.	9,600	294
		1,646
Media - 3.8%
AOL Time Warner, Inc. (a)	529,550	17,528
Clear Channel Communications, Inc. (a)	3,117,209	123,909
NTL, Inc. warrants 10/14/08 (a)	5,605	34
Viacom, Inc. Class A (a)	149,400	5,222
		146,693
Multiline Retail - 0.5%
Costco Wholesale Corp. (a)	33,359	1,186
Target Corp.	186,600	5,925
Wal-Mart Stores, Inc.	257,500	12,746
		19,857
Specialty Retail - 1.0%
Gap, Inc.	167,300	1,999
Home Depot, Inc.	509,600	19,553
Intimate Brands, Inc. Class A	328,100	2,953
Lowe's Companies, Inc.	332,300	10,517
Staples, Inc. (a)	284,700	3,801
		38,823
Textiles & Apparel - 0.0%
Arena Brands Holdings Corp. Class B	5,556	139
Jostens, Inc. warrants 5/1/10 (a)(e)	1,080	13
		152
TOTAL CONSUMER DISCRETIONARY		236,280
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 5.6%
Beverages - 1.3%
PepsiCo, Inc.	383,305	$ 18,590
The Coca-Cola Co.	690,550	32,352
		50,942
Food & Drug Retailing - 1.0%
Albertson's, Inc.	222,100	7,081
CVS Corp.	845,300	28,064
Rite Aid Corp.	432,000	3,335
		38,480
Food Products - 0.2%
Kraft Foods, Inc. Class A	167,700	5,764
Household Products - 0.2%
Colgate-Palmolive Co.	157,400	9,169
Personal Products - 1.2%
Alberto-Culver Co. Class B	113,870	4,428
Avon Products, Inc.	274,800	12,710
Estee Lauder Companies, Inc. Class A	148,100	4,910
Gillette Co.	813,900	24,254
		46,302
Tobacco - 1.7%
Philip Morris Companies, Inc.	1,403,200	67,761
TOTAL CONSUMER STAPLES		218,418
ENERGY - 4.0%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	538,000	15,575
BJ Services Co. (a)	297,300	5,289
Cooper Cameron Corp. (a)	33,300	1,092
ENSCO International, Inc.	375,600	5,491
Global Marine, Inc. (a)	378,700	5,302
Halliburton Co.	264,800	5,971
Schlumberger Ltd. (NY Shares)	164,200	7,504
Smith International, Inc. (a)	24,900	906
		47,130
Oil & Gas - 2.8%
Chevron Corp.	150,200	12,729
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Conoco, Inc. Class B	3,494,999	$ 88,563
Devon Energy Corp.	277,200	9,536
		110,828
TOTAL ENERGY		157,958
FINANCIALS - 15.6%
Banks - 4.2%
Bank of America Corp.	346,500	20,236
Bank One Corp.	659,100	20,742
Comerica, Inc.	211,600	11,723
FleetBoston Financial Corp.	529,000	19,441
PNC Financial Services Group, Inc.	971,300	55,607
Synovus Financial Corp.	391,200	10,797
U.S. Bancorp, Delaware	1,132,347	25,115
Wachovia Corp.	572	20
		163,681
Diversified Financials - 9.1%
American Express Co.	1,009,000	29,322
Citigroup, Inc.	2,550,533	103,297
Fannie Mae	727,380	58,234
Freddie Mac	899,400	58,461
Household International, Inc.	503,400	28,382
J.P. Morgan Chase & Co.	1,018,100	34,768
Merrill Lynch & Co., Inc.	487,400	19,788
Morgan Stanley Dean Witter & Co.	530,600	24,593
		356,845
Insurance - 2.3%
AFLAC, Inc.	469,520	12,677
Allmerica Financial Corp.	260,400	11,679
American International Group, Inc.	466,700	36,403
Hartford Financial Services Group, Inc.	335,300	19,696
XL Capital Ltd. Class A	101,100	7,987
		88,442
TOTAL FINANCIALS		608,968
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - 12.6%
Health Care Equipment & Supplies - 0.8%
Guidant Corp. (a)	527,060	$ 20,292
Zimmer Holdings, Inc. (a)	427,250	11,856
		32,148
Health Care Providers & Services - 4.9%
Cardinal Health, Inc.	2,499,720	184,837
Express Scripts, Inc. (a)	145,600	8,055
		192,892
Pharmaceuticals - 6.9%
American Home Products Corp.	297,100	17,306
Bristol-Myers Squibb Co.	2,769,100	153,851
Eli Lilly & Co.	291,500	23,524
Pfizer, Inc.	152,400	6,111
Schering-Plough Corp.	1,870,180	69,384
		270,176
TOTAL HEALTH CARE		495,216
INDUSTRIALS - 7.3%
Aerospace & Defense - 0.9%
Honeywell International, Inc.	884,900	23,361
United Technologies Corp.	211,000	9,812
		33,173
Airlines - 0.7%
AMR Corp. (a)	543,900	10,410
Delta Air Lines, Inc.	460,900	12,145
Northwest Airlines Corp. (a)	174,000	1,985
Southwest Airlines Co.	301,500	4,474
		29,014
Commercial Services & Supplies - 0.7%
Avery Dennison Corp.	49,900	2,361
ChoicePoint, Inc. (a)	434,250	18,082
Convergys Corp. (a)	50,000	1,388
Sabre Holdings Corp. Class A (a)	192,800	5,155
		26,986
Industrial Conglomerates - 3.0%
General Electric Co.	2,400,700	89,306
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Textron, Inc.	65,900	$ 2,215
Tyco International Ltd.	607,500	27,641
		119,162
Machinery - 1.3%
Danaher Corp.	205,700	9,705
Illinois Tool Works, Inc.	100,600	5,443
Ingersoll-Rand Co.	532,500	17,999
Parker Hannifin Corp.	506,900	17,387
		50,534
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	358,210	9,582
Union Pacific Corp.	346,940	16,271
		25,853
TOTAL INDUSTRIALS		284,722
INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	2,588,395	31,527
Comverse Technology, Inc. (a)	190,600	3,903
JDS Uniphase Corp. (a)	476,100	3,009
Lucent Technologies, Inc.	607,200	3,479
Nortel Networks Corp.	513,600	2,881
		44,799
Computers & Peripherals - 2.1%
Dell Computer Corp. (a)	1,950,200	36,137
EMC Corp. (a)	720,500	8,466
Gateway, Inc. (a)	39,500	215
International Business Machines Corp.	209,000	19,291
Lexmark International, Inc. Class A (a)	99,000	4,426
Sun Microsystems, Inc. (a)	1,542,800	12,759
		81,294
Electronic Equipment & Instruments - 0.4%
Avnet, Inc.	110,300	2,006
Flextronics International Ltd. (a)	139,200	2,302
Ingram Micro, Inc. Class A (a)	220,800	2,848
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Sanmina Corp. (a)	266,200	$ 3,615
SCI Systems, Inc. (a)	322,700	5,809
		16,580
Internet Software & Services - 0.2%
Check Point Software Technologies Ltd. (a)	275,600	6,069
Yahoo!, Inc. (a)	81,000	714
		6,783
IT Consulting & Services - 0.3%
Electronic Data Systems Corp.	183,100	10,543
Semiconductor Equipment & Products - 2.2%
Altera Corp. (a)	435,500	7,133
Analog Devices, Inc. (a)	202,300	6,615
Atmel Corp. (a)	118,900	794
Intel Corp.	1,063,200	21,732
KLA-Tencor Corp. (a)	81,300	2,567
LAM Research Corp. (a)	53,500	907
Linear Technology Corp.	348,400	11,428
Micron Technology, Inc. (a)	880,500	16,580
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	567,400	5,385
Teradyne, Inc. (a)	39,200	764
Texas Instruments, Inc.	32,800	819
United Microelectronics Corp. sponsored ADR	794,400	4,226
Vitesse Semiconductor Corp. (a)	389,100	3,016
Xilinx, Inc. (a)	156,500	3,682
		85,648
Software - 3.5%
Adobe Systems, Inc.	357,000	8,561
BMC Software, Inc. (a)	330,400	4,196
Computer Associates International, Inc.	470,000	12,098
Mercury Interactive Corp. (a)	245,800	4,680
Microsoft Corp. (a)	1,653,600	84,615
Network Associates, Inc. (a)	151,500	1,953
Oracle Corp. (a)	1,497,200	18,835
VERITAS Software Corp. (a)	178,900	3,299
		138,237
TOTAL INFORMATION TECHNOLOGY		383,884
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 1.4%
Chemicals - 0.4%
Dow Chemical Co.	173,300	$ 5,677
E.I. du Pont de Nemours & Co.	111,100	4,168
Rohm & Haas Co.	102,500	3,358
		13,203
Containers & Packaging - 0.1%
Ball Corp.	94	5
Bemis Co., Inc.	129,850	5,175
		5,180
Metals & Mining - 0.4%
Alcoa, Inc.	543,600	16,857
Paper & Forest Products - 0.5%
International Paper Co.	602,300	20,960
TOTAL MATERIALS		56,200
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 4.3%
AT&T Corp.	1,736,300	33,511
BellSouth Corp.	918,200	38,151
CenturyTel, Inc.	210,200	7,042
McCaw International Ltd. warrants 4/16/07 (a)(e)	12,170	5
Ono Finance PLC rights 5/31/09 (a)(e)	2,840	6
Qwest Communications International, Inc.	291,800	4,873
SBC Communications, Inc.	698,700	32,923
Sprint Corp. - FON Group	219,000	5,258
Verizon Communications, Inc.	831,000	44,965
WorldCom, Inc. - WorldCom Group	29,500	444
		167,178
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. Class A (a)	502,800	4,344
TOTAL TELECOMMUNICATION SERVICES		171,522
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Enron Corp.	130,400	3,551
TOTAL COMMON STOCKS (Cost $2,918,498)		2,616,719
Preferred Stocks - 1.1%
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. $80.00 (e)	2,570	$ 2,631
Nonconvertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.5%
CSC Holdings, Inc. Series M, $11.125 pay-in-kind	179,625	18,322
FINANCIALS - 0.2%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	1,800	1,761
Real Estate - 0.2%
California Federal Preferred Capital Corp. $2.2812	298,366	7,385
TOTAL FINANCIALS		9,146
MATERIALS - 0.0%
Chemicals - 0.0%
Henkel Kgaa	11,300	655
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Intermedia Communications, Inc. Series B, $135.00 pay-in-kind	3,861	4,170
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc. Series E, $111.25 pay-in-kind	20,822	7,288
TOTAL TELECOMMUNICATION SERVICES		11,458
TOTAL NONCONVERTIBLE PREFERRED STOCKS		39,581
TOTAL PREFERRED STOCKS (Cost $54,553)		42,212
Corporate Bonds - 19.5%
Moody's Ratings (unaudited) (j)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 2.4%
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
EchoStar Communications Corp. 5.75% 5/15/08 (e)	Caa1	$ 17,360	$ 14,365
HEALTH CARE - 0.5%
Biotechnology - 0.3%
Affymetrix, Inc. 4.75% 2/15/07	CCC+	13,480	8,206
Aviron 5.25% 2/1/08	-	3,154	2,188
			10,394
Health Care Providers & Services - 0.2%
Tenet Healthcare Corp. 6% 12/1/05	Ba2	10,345	9,815
TOTAL HEALTH CARE			20,209
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.7%
CIENA Corp. 3.75% 2/1/08	Ba3	3,340	1,979
Comverse Technology, Inc. 1.5% 12/1/05	BB	9,430	6,708
Juniper Networks, Inc. 4.75% 3/15/07	B2	24,952	15,284
ONI Systems Corp. 5% 10/15/05	CCC	3,110	1,919
			25,890
Electronic Equipment & Instruments - 0.4%
Sanmina Corp. 0% 9/12/20	Ba3	29,251	10,092
Solectron Corp. liquid yield option note 0% 5/8/20	Baa3	11,660	5,801
			15,893
Semiconductor Equipment & Products - 0.1%
Vitesse Semiconductor Corp. 4% 3/15/05	B2	5,710	4,425
Software - 0.2%
Network Associates, Inc.:
0% 2/13/18	-	17,740	7,850
5.25% 8/15/06 (e)	-	890	904
			8,754
TOTAL INFORMATION TECHNOLOGY			54,962
Corporate Bonds - continued
Moody's Ratings (unaudited) (j)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Aether Systems, Inc. 6% 3/22/05	CCC	$ 3,360	$ 1,910
Nextel Communications, Inc. 6% 6/1/11 (e)	B1	3,260	1,956
			3,866
TOTAL CONVERTIBLE BONDS			93,402
Nonconvertible Bonds - 17.1%
CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.2%
American Axle & Manufacturing, Inc. 9.75% 3/1/09	B1	1,460	1,402
Dana Corp. 6.25% 3/1/04	Ba1	1,340	1,193
Delco Remy International, Inc. 11% 5/1/09	B2	1,250	1,219
Dura Operating Corp. 9% 5/1/09	B2	250	211
Lear Corp. 8.11% 5/15/09	Ba1	2,375	2,310
TRW, Inc. 8.75% 5/15/06	Baa2	480	528
			6,863
Hotels, Restaurants & Leisure - 1.4%
Alliance Gaming Corp. 10% 8/1/07	B3	2,585	2,533
Anchor Gaming 9.875% 10/15/08	Ba3	640	659
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B3	2,600	2,509
Boyd Gaming Corp. 9.5% 7/15/07	B1	235	212
Circus Circus Enterprises, Inc.:
6.45% 2/1/06	Ba2	710	621
6.75% 7/15/03	Ba3	440	396
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	Ba3	4,365	4,278
Domino's, Inc. 10.375% 1/15/09	B3	4,630	4,780
Felcor Lodging LP 8.5% 6/1/11 (e)	Ba2	2,405	2,104
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	1,980	1,980
Harrahs Operating Co., Inc. 7.875% 12/15/05	Ba1	1,800	1,791
Herbst Gaming, Inc. 10.75% 9/1/08 (e)	B2	1,570	1,484
HMH Properties, Inc. 7.875% 8/1/05	Ba2	1,820	1,593
Hollywood Park, Inc. 9.25% 2/15/07	Caa1	440	370
International Game Technology:
7.875% 5/15/04	Ba1	1,195	1,189
8.375% 5/15/09	Ba1	2,740	2,761
Corporate Bonds - continued
Moody's Ratings (unaudited) (j)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
ITT Corp.:
6.75% 11/15/05	Ba1	$ 730	$ 686
7.375% 11/15/15	Ba1	2,430	2,066
MGM Mirage, Inc. 8.375% 2/1/11	Ba1	2,705	2,462
Mirage Resorts, Inc. 6.75% 8/1/07	Baa3	1,100	1,005
Mohegan Tribal Gaming Authority:
8.125% 1/1/06	Ba2	4,285	4,306
8.375% 7/1/11 (e)	Ba3	1,820	1,811
8.75% 1/1/09	Ba3	25	25
Park Place Entertainment Corp.:
7.875% 12/15/05	Ba1	1,530	1,461
9.375% 2/15/07	Ba1	1,410	1,396
Premier Parks, Inc. 9.75% 6/15/07	B3	1,070	1,006
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Baa3	605	442
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11 (e)	Ba3	1,340	1,166
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	Ba1	2,385	2,421
8.875% 4/15/11	Ba1	3,800	3,857
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	3,040	2,675
			56,045
Household Durables - 0.1%
D.R. Horton, Inc. 8% 2/1/09	Ba1	1,550	1,434
Lennar Corp. 9.95% 5/1/10	Ba1	860	884
Ryland Group, Inc. 9.75% 9/1/10	Ba2	1,010	1,020
			3,338
Internet & Catalog Retail - 0.0%
J. Crew Group, Inc. 0% 10/15/08 (c)	Caa3	2,550	1,479
Leisure Equipment & Products - 0.1%
Hasbro, Inc. 7.95% 3/15/03	Ba3	4,440	4,262
Media - 3.0%
Adelphia Communications Corp.:
7.5% 1/15/04	B2	2,135	1,964
9.25% 10/1/02	B2	370	359
10.5% 7/15/04	B2	1,130	1,096
Ascent Entertainment Group, Inc. 0% 12/15/04 (c)	Ba1	4,390	3,951
Corporate Bonds - continued
Moody's Ratings (unaudited) (j)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
British Sky Broadcasting Group PLC yankee:
7.3% 10/15/06	Ba1	$ 2,770	$ 2,801
8.2% 7/15/09	Ba1	1,070	1,083
Callahan Nordrhein-Westfalen 14% 7/15/10	B3	560	308
Century Communications Corp.:
0% 3/15/03	B2	550	448
0% 1/15/08	B2	3,745	1,629
8.375% 12/15/07	B2	520	463
Chancellor Media Corp. 8% 11/1/08	Ba1	380	394
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (c)	B2	8,280	4,513
8.25% 4/1/07	B2	2,820	2,524
8.625% 4/1/09	B2	3,820	3,400
9.625% 11/15/09	B2	1,040	972
10% 4/1/09	B2	6,885	6,541
10.25% 1/15/10	B2	1,335	1,262
10.75% 10/1/09	B2	1,325	1,318
11.125% 1/15/11	B2	1,075	1,075
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	2,395	2,036
CSC Holdings, Inc.:
9.25% 11/1/05	Ba2	1,710	1,766
9.875% 5/15/06	Ba2	3,220	3,381
9.875% 4/1/23	B1	1,435	1,478
10.5% 5/15/16	Ba2	2,980	3,189
Diamond Cable Communications PLC:
yankee 13.25% 9/30/04	B3	860	413
yankee 11.75% 12/15/05	B3	2,600	1,092
EchoStar DBS Corp. 9.25% 2/1/06	B1	9,115	8,887
Fox Family Worldwide, Inc.:
0% 11/1/07 (c)	B1	2,025	1,985
9.25% 11/1/07	B1	6,155	6,524
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 11.875% 9/15/07	B2	6,301	6,396
FrontierVision Operating Partners LP/ FrontierVision Capital Corp. 11% 10/15/06	B2	8,282	8,448
Garden State Newspapers, Inc. 8.75% 10/1/09	B1	1,430	1,258
Hearst-Argyle Television, Inc. 7.5% 11/15/27	Baa3	1,190	1,058
K-III Communications Corp. 8.5% 2/1/06	Ba3	820	574
Corporate Bonds - continued
Moody's Ratings (unaudited) (j)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Lamar Media Corp. 9.25% 8/15/07	B1	$ 1,040	$ 1,043
LodgeNet Entertainment Corp. 10.25% 12/15/06	B1	1,080	950
News America Holdings, Inc.:
7.7% 10/30/25	Baa3	950	905
8% 10/17/16	Baa3	720	747
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	7,510	6,909
Paramount Communications, Inc. 7.5% 1/15/02	A3	600	607
Pegasus Communications Corp. 9.75% 12/1/06	B3	1,010	859
Pegasus Satellite Communication, Inc.:
0% 3/1/07 (c)	Caa1	2,760	1,435
12.375% 8/1/06	B3	1,710	1,488
Quebecor Media, Inc. 11.125% 7/15/11 (e)	B2	1,430	1,401
Radio One, Inc. 8.875% 7/1/11 (e)	B3	2,720	2,679
Satelites Mexicanos SA de CV 8.21% 6/30/04 (e)(g)	B1	2,418	2,225
TCI Communications, Inc. 9.8% 2/1/12	A3	1,790	2,209
Telemundo Holdings, Inc.:
0% 8/15/08 (c)	B3	2,415	1,992
0% 8/15/08 (c)(e)	B3	2,160	1,782
Telewest Communications PLC yankee:
0% 2/1/10 (c)	B2	1,015	376
9.875% 2/1/10	B2	200	126
Telewest PLC yankee 11% 10/1/07	B2	1,035	652
Time Warner Entertainment Co. LP 8.375% 3/15/23	Baa1	1,160	1,272
UIH Australia/Pacific, Inc. 14% 5/15/06	Caa2	395	47
Yell Finance BV:
0% 8/1/11 (c)(e)	B2	2,190	1,095
10.75% 8/1/11 (e)	B2	1,590	1,606
			116,991
Multiline Retail - 0.5%
Dayton Hudson Corp. 7.5% 7/15/06	A2	1,000	1,107
Dillard's, Inc.:
6.125% 11/1/03	Ba1	3,450	3,105
6.39% 8/1/03	Ba1	920	865
Federated Department Stores, Inc.:
6.79% 7/15/27	Baa1	1,100	1,131
Corporate Bonds - continued
Moody's Ratings (unaudited) (j)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Federated Department Stores, Inc.: - continued
8.5% 6/15/03	Baa1	$ 520	$ 553
JCPenney Co., Inc.:
6.125% 11/15/03	Ba2	225	212
6.5% 6/15/02	Baa3	1,390	1,369
6.9% 8/15/26	Ba2	1,255	1,205
7.25% 4/1/02	Ba2	510	510
Kmart Corp.:
9.375% 2/1/06	Baa3	1,330	1,250
12.5% 3/1/05	Baa3	4,240	4,367
Saks, Inc. 7% 7/15/04	Ba2	2,505	2,004
			17,678
Specialty Retail - 0.1%
AutoNation, Inc. 9% 8/1/08 (e)	Ba2	2,270	2,179
Michaels Stores, Inc. 9.25% 7/1/09 (e)	Ba2	1,740	1,740
Office Depot, Inc. 10% 7/15/08 (e)	Ba1	1,755	1,773
			5,692
Textiles & Apparel - 0.1%
Jones Apparel Group, Inc. 7.875% 6/15/06	Baa2	1,270	1,324
Levi Strauss & Co. 6.8% 11/1/03	B2	3,215	2,459
The William Carter Co. 10.875% 8/15/11 (e)	B3	490	497
Tommy Hilfiger USA, Inc. 6.5% 6/1/03	Ba1	150	142
			4,422
TOTAL CONSUMER DISCRETIONARY			216,770
CONSUMER STAPLES - 0.8%
Beverages - 0.1%
Canandaigua Brands, Inc. 8.5% 3/1/09	Ba3	1,520	1,535
Canandaigua Brands, Inc. 8.75% 12/15/03	Ba3	880	883
Cott Corp. yankee:
8.5% 5/1/07	B1	160	160
9.375% 7/1/05	B1	1,245	1,251
			3,829
Food & Drug Retailing - 0.4%
Fleming Companies, Inc. 10.125% 4/1/08	Ba3	3,435	3,521
Corporate Bonds - continued
Moody's Ratings (unaudited) (j)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Drug Retailing - continued
Rite Aid Corp.:
6.875% 8/15/13	Caa2	$ 1,050	$ 746
6.875% 12/15/28 (e)	Caa2	1,170	737
7.125% 1/15/07	Caa2	3,595	2,948
7.625% 4/15/05	Caa2	1,170	995
7.7% 2/15/27	Caa2	465	321
12.5% 9/15/06 (e)	-	7,095	7,645
			16,913
Food Products - 0.2%
ConAgra Foods, Inc. 7.125% 10/1/26	Baa1	1,280	1,365
Dean Foods Co. 6.9% 10/15/17	Baa2	1,150	840
Del Monte Corp. 9.25% 5/15/11 (e)	B3	4,445	4,512
Kellogg Co. 6.6% 4/1/11	Baa2	460	474
Pilgrims Pride Corp. 9.625% 9/15/11	Ba3	580	589
			7,780
Tobacco - 0.1%
Philip Morris Companies, Inc. 7% 7/15/05	A2	3,000	3,199
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	900	929
			4,128
TOTAL CONSUMER STAPLES			32,650
ENERGY - 0.7%
Energy Equipment & Services - 0.2%
DI Industries, Inc. 8.875% 7/1/07	B1	3,375	3,139
Key Energy Services, Inc. 8.375% 3/1/08	Ba3	1,860	1,823
Parker Drilling Co. 9.75% 11/15/06	B1	2,240	2,083
			7,045
Oil & Gas - 0.5%
Canadian Forest Oil Ltd. yankee 8.75% 9/15/07	B1	1,425	1,425
Chesapeake Energy Corp.:
7.875% 3/15/04	B2	260	256
8.125% 4/1/11	B2	2,900	2,719
Cross Timbers Oil Co.:
8.75% 11/1/09	Ba3	355	364
Corporate Bonds - continued
Moody's Ratings (unaudited) (j)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Cross Timbers Oil Co.: - continued
9.25% 4/1/07	Ba3	$ 2,910	$ 3,012
Nuevo Energy Co. 9.5% 6/1/08	B1	160	150
Oryx Energy Co.:
8% 10/15/03	Baa2	895	956
8.125% 10/15/05	Baa2	1,305	1,430
8.375% 7/15/04	Baa2	1,700	1,852
Pennzoil-Quaker State Co. 9.4% 12/1/02 (d)	Ba2	150	153
Petro-Canada yankee 7% 11/15/28	A3	520	506
Phillips Petroleum Co. 8.75% 5/25/10	Baa2	545	636
Plains Resources, Inc.:
10.25% 3/15/06	B2	685	699
10.25% 3/15/06	B2	470	472
Pogo Producing Co. 8.25% 4/15/11	B1	2,080	2,059
Tesoro Petroleum Corp. 9% 7/1/08	B1	2,525	2,374
The Coastal Corp. 9.625% 5/15/12	Baa2	535	632
Triton Energy Ltd. yankee 8.875% 10/1/07	Ba3	560	609
			20,304
TOTAL ENERGY			27,349
FINANCIALS - 2.3%
Banks - 0.5%
Bank of America Corp. 7.8% 2/15/10	Aa3	980	1,093
Bank One Corp. 7.875% 8/1/10	A1	1,105	1,235
BankBoston Corp. 6.625% 2/1/04	A3	600	634
Capital One Bank 6.65% 3/15/04	Baa3	2,550	2,594
Chevy Chase Savings Bank FSB 9.25% 12/1/08	Ba3	1,020	1,000
Commonwealth Bank of Australia yankee 8.5% 6/1/10	Aa3	500	579
Den Danske Bank AS 6.375% 6/15/08 (e)(g)	Aa3	1,590	1,743
FleetBoston Financial Corp. 7.25% 9/15/05	A2	650	704
Home Savings of America FSB 6.5% 8/15/04	A3	970	1,022
Korea Development Bank:
6.625% 11/21/03	Baa2	875	910
7.125% 4/22/04	Baa2	430	452
7.375% 9/17/04	Baa2	130	138
Corporate Bonds - continued
Moody's Ratings (unaudited) (j)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (g)	A2	$ 500	$ 504
7.816% 11/29/49	A1	950	1,036
9.118% 3/31/49	A1	545	632
Sovereign Bancorp, Inc. 8.625% 3/15/04	Ba3	4,780	4,828
Union Planters Corp. 7.75% 3/1/11	Baa2	355	385
Wells Fargo & Co. 6.375% 8/1/11	Aa2	1,210	1,236
			20,725
Diversified Financials - 1.2%
Abraxas Petroleum Corp./Canadian Abraxas Petroleum Ltd. 11.5% 11/1/04	Caa3	3,765	2,786
Ahmanson Capital Trust I 8.36% 12/1/26 (e)	A3	800	826
Alamosa Delaware, Inc. 13.625% 8/15/11 (e)	Caa1	2,180	2,071
American Gen. Finance Corp. 5.875% 7/14/06	A2	1,010	1,037
Amvescap PLC yankee 6.375% 5/15/03	A2	1,650	1,716
Armkel Finance, Inc. 9.5% 8/15/09 (e)	B2	570	576
Associates Corp. of North America 5.8% 4/20/04	Aa3	300	313
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	2,515	2,465
Capital One Financial Corp. 7.125% 8/1/08	Baa3	1,150	1,067
CIT Group, Inc. 5.5% 2/15/04	A2	160	164
Citigroup, Inc. 7.25% 10/1/10	Aa3	900	981
Countrywide Home Loans, Inc.:
5.5% 8/1/06	A3	780	789
6.45% 2/27/03	A3	1,300	1,352
Dana Credit Corp. 7.25% 12/6/02 (e)	Ba1	1,140	1,072
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11 (e)	B1	2,215	2,215
Finova Group, Inc. 7.5% 11/15/09	-	6,630	2,635
Ford Motor Credit Co.:
7.375% 10/28/09	A2	450	461
7.5% 3/15/05	A2	1,250	1,312
7.875% 6/15/10	A2	1,355	1,433
General Motors Acceptance Corp. 6.875% 9/15/11	A2	440	431
GS Escrow Corp. 7% 8/1/03	Ba1	2,675	2,728
Hanover Equipment Trust 8.5% 9/1/08 (e)	Ba3	1,010	995
Household Finance Corp. 6.5% 1/24/06	A2	1,175	1,229
Corporate Bonds - continued
Moody's Ratings (unaudited) (j)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
IOS Capital, Inc. 9.75% 6/15/04	Baa2	$ 2,850	$ 2,921
J.P. Morgan Chase & Co. 6.75% 2/1/11	A1	630	661
James Cable Partners LP/James Cable Finance Corp. 10.75% 8/15/04	Caa2	600	492
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13 (e)	B2	2,360	2,384
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A2	330	350
NiSource Finance Corp. 7.875% 11/15/10	Baa2	1,195	1,326
Sears Roebuck Acceptance Corp. 7% 2/1/11	A3	390	390
SESI LLC 8.875% 5/15/11	B1	1,190	1,071
Sprint Capital Corp.:
6.125% 11/15/08	Baa1	1,250	1,220
6.875% 11/15/28	Baa1	525	471
Stone Container Finance Co. 11.5% 8/15/06 (e)	B2	265	273
Triton Energy Ltd./Triton Energy Corp. 9.25% 4/15/05	Baa2	390	426
TXU Eastern Funding yankee 6.75% 5/15/09	Baa1	1,115	1,116
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	900	1,019
Xerox Capital (Europe) PLC:
5.75% 5/15/02	Ba1	950	912
5.875% 5/15/04	A2	380	312
Xerox Credit Corp. 6.1% 12/16/03	Ba1	2,105	1,810
			47,808
Insurance - 0.1%
Conseco, Inc.:
6.4% 2/10/03	Baa3	2,780	2,419
8.5% 10/15/02	Baa3	3,150	2,882
			5,301
Real Estate - 0.5%
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	530	544
7.125% 3/15/04	Baa2	1,030	1,052
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	1,000	1,043
EOP Operating LP:
6.375% 2/15/03	Baa1	200	206
6.75% 2/15/08	Baa1	570	573
Corporate Bonds - continued
Moody's Ratings (unaudited) (j)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
EOP Operating LP: - continued
7.75% 11/15/07	Baa1	$ 950	$ 1,027
ERP Operating LP:
6.55% 11/15/01	A3	600	602
7.1% 6/23/04	A3	1,000	1,062
iStar Financial, Inc. 8.75% 8/15/08	Ba1	2,260	2,170
LNR Property Corp.:
9.375% 3/15/08	Ba3	2,710	2,534
10.5% 1/15/09	Ba3	210	203
Meditrust Corp. 7.82% 9/10/26	Ba3	3,910	3,685
WCI Communities, Inc. 10.625% 2/15/11	B1	2,645	2,473
			17,174
TOTAL FINANCIALS			91,008
HEALTH CARE - 1.1%
Health Care Providers & Services - 1.1%
AdvancePCS 8.5% 4/1/08	B1	3,505	3,593
Alliance Imaging, Inc. 10.375% 4/15/11	B3	1,470	1,544
AmerisourceBergen Corp. 8.125% 9/1/08 (e)	Ba3	730	748
Beverly Enterprises, Inc. 9.625% 4/15/09	B1	1,155	1,172
Columbia/HCA Healthcare Corp. 6.73% 7/15/45	Ba1	1,890	1,895
DaVita, Inc. 9.25% 4/15/11	B2	1,250	1,275
Dynacare, Inc. yankee 10.75% 1/15/06	B2	790	790
Express Scripts, Inc. 9.625% 6/15/09	Ba2	1,460	1,591
HCA - The Healthcare Co. 8.75% 9/1/10	Ba1	1,910	2,082
HealthSouth Corp.:
6.875% 6/15/05	Ba1	700	693
7% 6/15/08	Ba1	465	442
8.375% 10/1/11 (e)	Ba1	1,280	1,290
10.75% 10/1/08	Ba2	5,585	6,067
Magellan Health Services, Inc. 9.375% 11/15/07 (e)	B2	1,175	1,187
Omnicare, Inc. 8.125% 3/15/11 (e)	Ba2	1,955	1,994
Owen & Minor, Inc. 8.5% 7/15/11 (e)	Ba3	3,110	3,211
Service Corp. International (SCI) 7.375% 4/15/04	B1	3,680	3,422
Triad Hospitals Holdings, Inc. 11% 5/15/09	B2	2,415	2,602
Corporate Bonds - continued
Moody's Ratings (unaudited) (j)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Triad Hospitals, Inc. 8.75% 5/1/09	B1	$ 4,085	$ 4,187
Unilab Corp. 12.75% 10/1/09	B3	1,454	1,672
Vanguard Health Systems, Inc. 9.75% 8/1/11 (e)	B3	2,290	2,336
			43,793
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.2%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2	1,485	1,500
BE Aerospace, Inc. 8% 3/1/08	B2	2,230	1,472
Sequa Corp.:
8.875% 4/1/08	Ba2	3,760	3,215
9% 8/1/09	Ba2	185	162
			6,349
Airlines - 0.1%
Air Canada 10.25% 3/15/11	B1	615	246
Continental Airlines, Inc. pass thru trust certificate:
7.434% 3/15/06	Ba1	280	268
7.73% 9/15/12	Ba1	91	81
Delta Air Lines, Inc.:
pass thru trust certificate 7.57% 11/18/10	A2	265	264
7.9% 12/15/09	Ba2	880	722
8.3% 12/15/29	Ba2	2,060	1,586
Northwest Airlines, Inc.:
8.375% 3/15/04	Ba3	1,975	1,402
8.52% 4/7/04	Ba3	595	422
			4,991
Building Products - 0.0%
American Standard, Inc.:
7.375% 2/1/08	Ba2	750	731
7.625% 2/15/10	Ba2	680	666
			1,397
Commercial Services & Supplies - 0.5%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	1,390	1,376
7.625% 1/1/06	Ba3	385	375
7.875% 1/1/09	Ba3	1,925	1,877
Corporate Bonds - continued
Moody's Ratings (unaudited) (j)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Allied Waste North America, Inc.: - continued
10% 8/1/09	B2	$ 610	$ 610
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	1,830	1,702
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	1,970	1,753
Iron Mountain, Inc.:
8.625% 4/1/13	B2	2,910	2,975
8.75% 9/30/09	B2	3,000	3,075
Universal Hospital Services, Inc. 10.25% 3/1/08	B3	2,640	2,508
World Color Press, Inc. 7.75% 2/15/09	Baa2	2,965	2,713
			18,964
Construction & Engineering - 0.1%
Anteon Corp. 12% 5/15/09	B3	3,130	3,067
Machinery - 0.3%
AGCO Corp. 9.5% 5/1/08 (e)	Ba3	1,250	1,213
Dresser, Inc. 9.375% 4/15/11 (e)	B2	1,725	1,725
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	B3	5,705	5,420
Terex Corp.:
8.875% 4/1/08	B2	1,170	1,053
10.375% 4/1/11	B2	1,200	1,140
Tyco International Group SA yankee:
6.75% 2/15/11	Baa1	1,120	1,161
6.875% 9/5/02	Baa1	120	123
			11,835
Marine - 0.2%
Eletson Holdings, Inc. yankee 9.25% 11/15/03	Ba3	2,125	2,083
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	2,270	2,225
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	Ba3	3,720	3,199
10.25% 11/15/06	Ba3	1,050	814
			8,321
Road & Rail - 0.3%
Canadian National Railway Co. yankee 6.9% 7/15/28	Baa2	1,000	951
CSX Corp.:
6.25% 10/15/08	Baa2	585	588
6.46% 6/22/05	Baa2	990	1,043
Corporate Bonds - continued
Moody's Ratings (unaudited) (j)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern Railway Co. 9.5% 10/1/08	Ba2	$ 570	$ 587
Norfolk Southern Corp. 7.05% 5/1/37	Baa1	2,340	2,448
TFM SA de CV yankee:
0% 6/15/09 (c)	B1	3,140	2,449
10.25% 6/15/07	B1	1,915	1,647
			9,713
TOTAL INDUSTRIALS			64,637
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.2%
Crown Castle International Corp.:
9.375% 8/1/11	B3	3,440	2,907
9.5% 8/1/11	B3	1,090	916
L-3 Communications Corp.:
8% 8/1/08	Ba3	1,710	1,710
10.375% 5/1/07	Ba3	1,705	1,824
			7,357
Computers & Peripherals - 0.0%
Compaq Computer Corp.:
7.45% 8/1/02	Baa2	610	628
7.65% 8/1/05	Baa2	490	533
Seagate Technology, Inc. 12.5% 11/15/07 (e)	Ba3	640	640
			1,801
Electronic Equipment & Instruments - 0.2%
ChipPAC International Ltd. 12.75% 8/1/09	B3	3,065	2,452
Fisher Scientific International, Inc. 9% 2/1/08	B3	3,760	3,741
Flextronics International Ltd. yankee:
8.75% 10/15/07	Ba2	730	697
9.875% 7/1/10	Ba2	270	266
Millipore Corp. 7.5% 4/1/07	Ba1	1,030	958
			8,114
Corporate Bonds - continued
Moody's Ratings (unaudited) (j)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Consulting & Services - 0.1%
Unisys Corp.:
7.875% 4/1/08	Ba1	$ 1,060	$ 994
8.125% 6/1/06	Ba1	2,240	2,156
			3,150
Office Electronics - 0.1%
Mediacom LLC/Mediacom Capital Corp. 9.5% 1/15/13	B2	1,145	1,122
Xerox Corp.:
5.5% 11/15/03	Ba1	1,070	920
6.25% 11/15/26	Ba1	810	701
			2,743
Semiconductor Equipment & Products - 0.1%
Fairchild Semiconductor Corp.:
10.375% 10/1/07	B2	270	255
10.5% 2/1/09	B2	110	106
Micron Technology, Inc. 6.5% 9/30/05 (l)	B3	3,000	2,400
			2,761
TOTAL INFORMATION TECHNOLOGY			25,926
MATERIALS - 1.1%
Chemicals - 0.5%
Acetex Corp. yankee 9.75% 10/1/03	B2	865	879
Avecia Group PLC yankee 11% 7/1/09	B2	4,640	4,362
Georgia Gulf Corp. 10.375% 11/1/07	B2	2,325	2,279
IMC Global, Inc. 7.4% 11/1/02	Ba2	1,490	1,445
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	2,135	1,964
Methanex Corp. yankee:
7.4% 8/15/02	Ba1	1,155	1,132
7.75% 8/15/05	Ba1	2,685	2,564
Quaker State Corp. 6.625% 10/15/05	Ba2	1,160	1,079
Sterling Chemicals, Inc. 12.375% 7/15/06 (k)	Ca	2,340	1,872
The Scotts Co. 8.625% 1/15/09	B2	1,620	1,539
			19,115
Containers & Packaging - 0.2%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11 (e)	B2	740	733
Corporate Bonds - continued
Moody's Ratings (unaudited) (j)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Crown Cork & Seal, Inc. 7.125% 9/1/02	Caa3	$ 680	$ 462
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	140	106
7.8% 5/15/18	B3	2,200	1,452
7.85% 5/15/04	B3	450	369
Packaging Corp. of America 9.625% 4/1/09	Ba2	945	1,002
Riverwood International Corp.:
10.25% 4/1/06	B-	2,255	2,244
10.625% 8/1/07	B3	200	196
			6,564
Metals & Mining - 0.3%
AK Steel Corp. 7.875% 2/15/09	Ba2	830	778
Century Aluminum Co. 11.75% 4/15/08 (e)	Ba3	2,175	2,142
Kaiser Aluminum & Chemical Corp. 12.75% 2/1/03	Caa1	1,350	999
P&L Coal Holdings Corp. 9.625% 5/15/08	B1	7,670	7,958
Phelps Dodge Corp. 8.75% 6/1/11	Baa2	490	451
			12,328
Paper & Forest Products - 0.1%
Norske Skog Canada Ltd. 8.625% 6/15/11 (e)	Ba2	340	340
Potlatch Corp.:
6.25% 3/15/02	Baa3	810	798
10% 7/15/11 (e)	Ba1	1,505	1,513
Stone Container Corp. 9.75% 2/1/11	B2	2,785	2,820
			5,471
TOTAL MATERIALS			43,478
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.8%
American Cellular Corp. 9.5% 10/15/09	B2	700	658
AT&T Corp. 6.5% 3/15/29	A2	1,025	892
British Telecommunications PLC:
7.875% 12/15/05	Baa1	1,020	1,100
8.875% 12/15/30	Baa1	690	774
Cable & Wireless Optus Finance Property Ltd. 8% 6/22/10 (e)	Baa1	830	934
Corporate Bonds - continued
Moody's Ratings (unaudited) (j)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Centennial Cellular Operating Co. LLC/Centennial Finance Corp. 10.75% 12/15/08	B3	$ 3,605	$ 3,100
Citizens Communications Co.:
8.5% 5/15/06	Baa2	700	750
9.25% 5/15/11	Baa2	620	683
France Telecom SA 7.2% 3/1/06 (e)	Baa1	70	74
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	B1	1,080	1,118
Intermedia Communications, Inc.:
0% 7/15/07 (c)	Baa2	3,045	2,984
0% 3/1/09 (c)	Baa3	850	727
Koninklijke KPN NV:
yankee 8% 10/1/10	Baa3	600	460
yankee 7.5% 10/1/05	Baa3	1,030	794
Price Communications Wireless, Inc.:
9.125% 12/15/06	Ba2	3,140	3,187
11.75% 7/15/07	B2	840	882
Telecomunicaciones de Puerto Rico, Inc.:
6.15% 5/15/02	Baa1	2,000	2,023
6.65% 5/15/06	Baa1	1,385	1,418
Telefonica Europe BV 8.25% 9/15/30	A2	1,175	1,219
Telefonos de Mexico SA de CV 8.25% 1/26/06 (e)	Baa1	1,310	1,326
Teleglobe Canada, Inc. yankee 7.7% 7/20/29	Baa1	85	87
TELUS Corp. yankee 8% 6/1/11	Baa2	1,165	1,248
Time Warner Telecom, Inc. 10.125% 2/1/11	B2	2,170	1,432
Tritel PCS, Inc. 10.375% 1/15/11	B3	865	735
Triton PCS, Inc. 9.375% 2/1/11	B3	2,275	2,230
			30,835
Wireless Telecommunication Services - 1.0%
AirGate PCS, Inc. 0% 10/1/09 (c)	Caa1	2,590	1,658
Alamosa PCS Holdings, Inc. 0% 2/15/10 (c)	Caa1	1,750	823
American Tower Corp. 9.375% 2/1/09	B3	870	726
AT&T Wireless Services, Inc. 7.875% 3/1/11 (e)	Baa2	600	637
Dobson Communications Corp. 10.875% 7/1/10	B3	1,625	1,666
Echostar Broadband Corp. 10.375% 10/1/07	B1	4,860	4,860
Corporate Bonds - continued
Moody's Ratings (unaudited) (j)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Microcell Telecommunications, Inc. yankee 0% 6/1/06 (c)	B3	$ 2,925	$ 1,375
Millicom International Cellular SA yankee 13.5% 6/1/06	Caa1	5,360	3,538
Nextel Communications, Inc.:
0% 10/31/07 (c)	B1	15,080	8,219
12% 11/1/08	B1	1,810	1,321
Nextel Partners, Inc.:
0% 2/1/09 (c)	B3	4,080	1,877
11% 3/15/10	B3	60	40
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	1,590	1,511
Rural Cellular Corp. 9.625% 5/15/08	B3	1,170	1,123
VoiceStream Wireless Corp.:
0% 11/15/09 (c)	Baa1	1,715	1,381
10.375% 11/15/09	Baa1	8,265	9,298
			40,053
TOTAL TELECOMMUNICATION SERVICES			70,888
UTILITIES - 1.4%
Electric Utilities - 1.2%
AES Corp.:
8.5% 11/1/07	Ba2	4,380	3,679
8.75% 12/15/02	Ba1	780	772
8.75% 6/15/08	Ba1	2,600	2,262
8.875% 2/15/11	Ba1	1,480	1,258
9.375% 9/15/10	Ba1	2,390	2,079
9.5% 6/1/09	Ba1	850	744
Avon Energy Partners Holdings 6.46% 3/4/08 (e)	Baa2	1,320	1,273
CMS Energy Corp.:
6.75% 1/15/04	Ba3	1,030	994
7.5% 1/15/09	Ba3	2,055	1,911
8.5% 4/15/11	Ba3	2,600	2,535
8.9% 7/15/08	Ba3	3,310	3,244
9.875% 10/15/07	Ba3	3,925	4,043
Edison Mission Energy:
9.875% 4/15/11	Baa3	160	161
10% 8/15/08 (e)	Baa3	2,260	2,260
Corporate Bonds - continued
Moody's Ratings (unaudited) (j)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Illinois Power Co. 7.5% 6/15/09	Baa1	$ 550	$ 584
Israel Electric Corp. Ltd.:
7.75% 12/15/27 (e)	A3	1,355	1,190
7.875% 12/15/26 (e)	A3	660	589
Mission Energy Holding Co. 13.5% 7/15/08 (e)	Ba2	2,660	2,693
Orion Power Holdings, Inc. 12% 5/1/10	Ba3	4,755	5,706
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	1,115	1,026
6.25% 3/1/04	B3	2,985	2,687
7.375% 11/1/05 (e)(k)	Caa2	3,450	3,209
7.875% 3/1/02	B3	190	178
PSI Energy, Inc. 6.65% 6/15/06 (e)	A3	630	659
Southern California Edison Co. 6.25% 6/15/03 (k)	B3	165	147
Texas Utilities Co. 6.375% 1/1/08	Baa3	130	131
			46,014
Gas Utilities - 0.1%
Consolidated Natural Gas Co. 6.85% 4/15/11	A2	255	266
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	600	644
Sempra Energy 7.95% 3/1/10	A2	1,755	1,833
			2,743
Multi-Utilities - 0.1%
PG&E National Energy Group, Inc. 10.375% 5/16/11 (e)	Baa2	2,420	2,559
Water Utilities - 0.0%
Azurix Corp. 10.375% 2/15/07	Ba3	1,230	1,218
TOTAL UTILITIES			52,534
TOTAL NONCONVERTIBLE BONDS			669,033
TOTAL CORPORATE BONDS (Cost $791,829)			762,435
U.S. Government and Government Agency Obligations - 1.2%
Moody's Ratings (unaudited) (j)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 0.3%
Fannie Mae:
5.25% 6/15/06	Aaa	$ 975	$ 1,014
5.5% 2/15/06	Aaa	940	988
5.5% 5/2/06	AA-	1,375	1,432
6.25% 2/1/11	Aa2	810	853
7.25% 5/15/30	Aaa	1,055	1,208
Federal Home Loan Bank 5% 2/28/03	Aaa	1,640	1,688
Freddie Mac:
5.875% 3/21/11	Aa2	2,320	2,380
6.875% 9/15/10	Aaa	1,100	1,228
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			10,791
U.S. Treasury Obligations - 0.9%
U.S. Treasury Bills, yield at date of purchase 3.53% 10/11/01 (f)	-	12,000	11,992
U.S. Treasury Bonds:
5.25% 2/15/29	Aaa	6,000	5,792
6.125% 8/15/29	Aaa	1,160	1,264
6.625% 2/15/27	Aaa	100	115
6.875% 8/15/25	Aaa	3,900	4,618
8.125% 8/15/19	Aaa	320	420
8.875% 8/15/17	Aaa	520	719
11.25% 2/15/15	Aaa	3,170	5,063
11.75% 2/15/10 (callable)	Aaa	1,000	1,255
12% 8/15/13	Aaa	815	1,177
U.S. Treasury Notes:
3.875% 7/31/03	Aaa	4,150	4,228
4.625% 5/15/06	Aaa	110	114
5% 8/15/11	Aaa	575	594
6.125% 8/15/07	Aaa	290	319
TOTAL U.S. TREASURY OBLIGATIONS			37,670
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $47,427)			48,461
U.S. Government Agency - Mortgage Securities - 2.9%
Moody's Ratings (unaudited) (j)		Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 2.2%
6% 1/1/09 to 8/1/29	Aaa	$ 21,137	$ 21,336
6.5% 5/1/23 to 8/1/31 (i)	Aaa	39,392	40,134
7% 12/1/24 to 12/1/28 (i)	Aaa	12,102	12,541
7.5% 5/1/27 to 8/1/31	Aaa	11,053	11,494
8% 6/1/10 to 7/1/30	Aaa	1,373	1,448
TOTAL FANNIE MAE			86,953
Freddie Mac - 0.1%
7.5% 4/1/22 to 11/1/30	Aaa	3,536	3,682
8% 7/1/25 to 4/1/27	Aaa	458	482
TOTAL FREDDIE MAC			4,164
Government National Mortgage Association - 0.6%
6% 6/15/08 to 9/15/10	Aaa	784	810
6.5% 9/15/08 to 8/15/27	Aaa	9,812	10,120
7% 1/15/28 to 7/15/28	Aaa	5,056	5,251
7.5% 10/15/22 to 8/15/28	Aaa	1,729	1,817
8% 5/15/25 to 3/15/30	Aaa	750	791
8.5% 10/15/29 to 4/15/30	Aaa	1,772	1,881
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			20,670
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $107,457)			111,787
Asset-Backed Securities - 0.3%

Airplanes pass thru trust 10.875% 3/15/19	Ba2	4,993	1,747
BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	1,510	1,535
Capita Equipment Receivables Trust 6.48% 10/15/06	Baa2	1,000	1,000
CIT Marine Trust 5.8% 4/15/10	Aaa	993	1,011
CPS Auto Grantor Trust 6.55% 8/15/02	Aaa	43	43
CPS Auto Receivables Trust 6% 8/15/03	Aaa	267	270
CSXT Trade Receivables Master Trust 6% 7/26/04	Aaa	1,780	1,837
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (j)		Principal Amount (000s)	Value (Note 1) (000s)
DaimlerChrysler Auto Trust 5.16% 1/6/05	Aaa	$ 1,265	$ 1,304
Ford Credit Auto Owner Trust:
5.71% 9/15/05	A2	335	348
7.03% 11/15/03	Aaa	241	246
Petroleum Enhanced Trust Receivables Offering Petroleum Trust 4.0838% 2/5/03 (e)(g)	Baa2	128	128
Sears Credit Account Master Trust II 7.5% 11/15/07	A2	650	696
UAF Auto Grantor Trust 6.1% 1/15/03 (e)	Aaa	345	348
TOTAL ASSET-BACKED SECURITIES (Cost $13,348)			10,513
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
Credit-Based Asset Servicing and Securitization LLC weighted average coupon Series 1997-2 Class 2B, 7.0931% 12/29/25 (e)(g)	Ba3	815	396
U.S. Government Agency - 0.1%
Fannie Mae:
REMIC planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	Aaa	800	782
Series 1999-57 Class PH, 6.5% 12/25/29	Aaa	700	683
sequential pay Series 2000-49 Class A, 8% 3/18/27	Aaa	1,619	1,742
TOTAL U.S. GOVERNMENT AGENCY			3,207
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,442)			3,603
Commercial Mortgage Securities - 0.7%

Asset Securitization Corp. Series 1995-MD4 Class A1, 7.1% 8/13/29	AAA	705	760
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 7.5003% 8/1/24 (e)(g)	-	1,900	1,298
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	AA	990	1,060
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (j)		Principal Amount (000s)	Value (Note 1) (000s)
CBM Funding Corp. sequential pay Series 1996-1: - continued
Class B, 7.48% 2/1/08	A	$ 770	$ 830
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A Class E, 4.5563% 1/10/13 (e)(g)	Baa1	2,210	2,204
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	1,910	1,980
Series 1998 C1 Class D, 7.17% 1/17/12	Baa3	760	770
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	1,420	1,404
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (e)	Aa2	1,200	1,295
Class C1, 7.52% 5/15/06 (e)	A2	1,000	1,077
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 8.1775% 4/29/39 (e)(g)	-	1,800	1,463
First Union National Bank Commercial Mortgage Trust Series 2001-C3 Class X1, 0.679% 8/15/23 (e)(h)	Aaa	6,390	239
FMAC Loan Receivables Trust weighted average coupon:
Series 1997-A Class E, 8.017% 4/15/19 (e)(g)	-	500	75
Series 1997-B Class E, 7.8994% 9/15/19 (e)(g)	-	423	13
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 1/20/12 (e)	BBB-	647	616
GAFCO Franchisee Loan Trust Series 1998-1 Class D, 14% 6/1/16 (e)(g)	-	1,650	1,285
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 1996-C1 Class F, 7.86% 11/15/06 (e)	Ba1	750	736
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (e)(g)	Baa3	1,750	1,707
LTC Commercial Mortgage pass thru certificates:
Series 1996-1 Class E, 9.16% 4/15/28	BB-	500	375
Series 1998-1 Class A, 6.029% 5/30/30 (e)	AAA	970	988
Nomura Depositor Trust floater Series 1998-ST1A:
Class B2, 8.14% 1/15/03 (e)(g)	-	917	875
Class B2A, 8.14% 2/15/34 (e)(g)	-	300	288
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (j)		Principal Amount (000s)	Value (Note 1) (000s)
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML:
Class K, 7.9% 11/15/26 (e)	-	$ 1,750	$ 1,268
Class L, 7.9% 11/15/26 (e)	-	1,300	760
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	AAA	820	845
Thirteen Affiliates of General Growth Properties, Inc. Series 1:
Class D2, 6.992% 12/15/10 (e)	Baa2	1,410	1,446
Class E2, 7.224% 12/15/10 (e)	Baa3	840	832
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $26,410)			26,489
Complex Mortgage Securities - 0.0%

Interest Only - 0.0%
Banc America Commercial Mortgage, Inc. Series 2001-1 Class X, 1.3449% 4/15/36 (g)(h) (Cost $938)	Aaa	13,958	914
Foreign Government and Government Agency Obligations - 0.1%

Quebec Province 7.5% 9/15/29	A1	1,050	1,152
United Mexican States:
8.375% 1/14/11	Baa3	860	846
9.875% 2/1/10	Baa3	850	912
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,887)			2,910
Supranational Obligations - 0.0%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $1,590)	Aaa	1,600	1,755
Commercial Paper - 0.0%

British Telecommunications PLC 4.8538% 10/9/01 (g) (Cost $2,000)	2,000	2,000
Cash Equivalents - 6.8%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 3.42% (b)	178,098,370	$ 178,098
Fidelity Money Market Central Fund, 3.48% (b)	89,556,119	89,556
TOTAL CASH EQUIVALENTS (Cost $267,654)		267,654
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $4,238,033)		3,897,452
NET OTHER ASSETS - 0.5%		18,394
NET ASSETS - 100%		$ 3,915,846
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
555 S&P 500 Stock Index Contracts	Dec. 2001	$ 144,813	$ 646

The face value of futures purchased as a percentage of net assets - 3.7%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $124,283,000 or 3.2% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $10,093,000.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(i) A portion of the security is subject to a forward commitment sell.
(j) S&P credit ratings are used in the absence of a rating by Moody's Investors Service Inc.
(k) Non-income producing-issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 4/10/00	$ 2,418
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	5.3%	AAA, AA, A	5.0%
Baa	2.9%	BBB	2.8%
Ba	6.3%	BB	5.3%
B	7.3%	B	8.8%
Caa	1.2%	CCC	0.8%
Ca, C	0.0%	CC, C	0.1%
		D	0.1%
The percentage not rated by Moody's or S&P amounted to 0.7%. FMR has determined that unrated debt securities that are lower quality account for 0.7% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $5,564,045,000 and $5,696,426,000, respectively, of which long-term U.S. government and government agency obligations aggregated $474,955,000 and $577,772,000, respectively.

The market value for futures contracts opened and closed during the period amounted to $2,024,440,000 and $1,941,733,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $269,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,400,000 or 0.1% of net assets.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $20,943,000. The weighted average interest rate was 7.06%. Interest expense includes $4,000 paid under the bank borrowing program.

Income Tax Information

At September 30, 2001, the aggregate cost of investment securities for income tax purposes was $4,268,581,000. Net unrealized depreciation aggregated $371,129,000, of which $207,151,000 related to appreciated investment securities and $578,280,000 related to depreciated investment securities.

The fund hereby designates approximately $655,987,000 as a capital gain dividend for the purpose of the dividend paid deduction.
At September 30, 2001, the fund had a capital loss carryforward of approximately $74,519,000 all of which will expire on September 30, 2009.
The fund intends to elect to defer to its fiscal year ending September 30, 2002 approximately $332,030,000 of losses recognized during the period November 1, 2000 to September 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2001
Assets
Investment in securities, at value (cost $4,238,033) - See accompanying schedule		$ 3,897,452
Commitment to sell securities on a delayed delivery basis	$ (16,594)
Receivable for securities sold on a delayed delivery basis	16,611	17
Receivable for investments sold, regular delivery		65,635
Cash		420
Receivable for fund shares sold		5,283
Dividends receivable		3,406
Interest receivable		20,229
Receivable for daily variation on futures contracts		2,942
Other receivables		15
Total assets		3,995,399
Liabilities
Payable for investments purchased	74,261
Payable for fund shares redeemed	2,478
Accrued management fee	1,920
Other payables and accrued expenses	894
Total liabilities		79,553
Net Assets		$ 3,915,846
Net Assets consist of:
Paid in capital		$ 4,594,998
Undistributed net investment income		100,960
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(440,196)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(339,916)
Net Assets, for 290,534 shares outstanding		$ 3,915,846
Net Asset Value, offering price and redemption price per share ($3,915,846 ÷ 290,534 shares)		$13.48

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended September 30, 2001
Investment Income Dividends		$ 38,091
Interest		118,845
Security lending		64
Total income		157,000
Expenses
Management fee	$ 26,633
Transfer agent fees	9,776
Accounting and security lending fees	658
Non-interested trustees' compensation	2
Custodian fees and expenses	108
Registration fees	48
Audit	75
Legal	17
Interest	4
Reports to shareholders	223
Miscellaneous	18
Total expenses before reductions	37,562
Expense reductions	(1,551)	36,011
Net investment income		120,989
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(314,939)
Foreign currency transactions	97
Futures contracts	(107,067)	(421,909)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(772,454)
Futures contracts	1,997
Delayed delivery commitments	17	(770,440)
Net gain (loss)		(1,192,349)
Net increase (decrease) in net assets resulting from operations		$ (1,071,360)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended September 30, 2001	Year ended September 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 120,989	$ 127,950
Net realized gain (loss)	(421,909)	747,808
Change in net unrealized appreciation (depreciation)	(770,440)	(127,740)
Net increase (decrease) in net assets resulting from operations	(1,071,360)	748,018
Distributions to shareholders From net investment income	(118,203)	(117,014)
From net realized gain	(657,869)	(286,035)
Total distributions	(776,072)	(403,049)
Share transactions Net proceeds from sales of shares	546,826	861,158
Reinvestment of distributions	761,688	395,685
Cost of shares redeemed	(801,481)	(1,396,860)
Net increase (decrease) in net assets resulting from share transactions	507,033	(140,017)
Total increase (decrease) in net assets	(1,340,399)	204,952
Net Assets
Beginning of period	5,256,245	5,051,293
End of period (including undistributed net investment income of $100,960 and $122,706, respectively)	$ 3,915,846	$ 5,256,245
Other Information Shares
Sold	34,311	43,800
Issued in reinvestment of distributions	48,546	21,013
Redeemed	(50,892)	(71,349)
Net increase (decrease)	31,965	(6,536)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 20.33	$ 19.05	$ 18.80	$ 19.97	$ 16.56
Income from Investment Operations
Net investment income B	.42	.48	.46	.49	.42
Net realized and unrealized gain (loss)	(4.25)	2.35	2.82	.49	4.49
Total from investment operations	(3.83)	2.83	3.28	.98	4.91
Less Distributions
From net investment income	(.46)	(.45)	(.35)	(.40)	(.43)
From net realized gain	(2.56)	(1.10)	(2.68)	(1.75)	(1.07)
Total distributions	(3.02)	(1.55)	(3.03)	(2.15)	(1.50)
Net asset value, end of period	$ 13.48	$ 20.33	$ 19.05	$ 18.80	$ 19.97
Total Return A	(20.93)%	15.50%	18.37%	5.33%	31.57%
Ratios to Average Net Assets
Expenses before expense reductions	.81%	.80%	.83%	.84%	.87%
Expenses net of voluntary waivers, if any	.81%	.80%	.83%	.84%	.87%
Expenses net of all reductions	.78% C	.77% C	.80% C	.80% C	.86% C
Net investment income	2.62%	2.46%	2.38%	2.49%	2.36%
Supplemental Data
Net assets, end of period (in millions)	$ 3,916	$ 5,256	$ 5,051	$ 4,537	$ 4,457
Portfolio turnover rate	143%	197%	101%	150%	70%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2001

1. Significant Accounting Policies.

Fidelity Asset Manager: Growth (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective October 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR, are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding,

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when- issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment.

Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of futures contracts opened and closed, is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $21,857,564 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At the end of the period there were no security loans outstanding.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

Certain security trades were directed to brokers who paid $1,196,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $29,000 and $326,000 respectively.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Asset Manager: Growth:

We have audited the accompanying statement of assets and liabilities of Fidelity Asset Manager: Growth, (the Fund), a fund of Fidelity Charles Street Trust, including the portfolio of investments, as of September 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager: Growth as of September 30, 2001, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 5, 2001

Annual Report

Distributions

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The fund designates 25% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on September 19, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	9,159,681,066.15	90.673
Against	297,725,553.44	2.947
Abstain	644,523,338.61	6.380
TOTAL	10,101,929,958.20	100.000
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	8,921,925,457.17	88.319
Against	525,117,774.86	5.198
Abstain	654,886,726.17	6.483
TOTAL	10,101,929,958.20	100.000
PROPOSAL 3
To elect the 13 nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	9,694,575,323.51	95.968
Withheld	407,354,634.69	4.032
TOTAL	10,101,929,958.20	100.000
Ralph F. Cox
Affirmative	9,678,290,979.15	95.806
Withheld	423,638,979.05	4.194
TOTAL	10,101,929,958.20	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	9,677,828,734.10	95.802
Withheld	424,101,224.10	4.198
TOTAL	10,101,929,958.20	100.000
Robert M. Gates
Affirmative	9,679,251,629.35	95.816
Withheld	422,678,328.85	4.184
TOTAL	10,101,929,958.20	100.000
Abigail P. Johnson
Affirmative	9,676,726,713.18	95.791
Withheld	425,203,245.02	4.209
TOTAL	10,101,929,958.20	100.000
Edward C. Johnson 3d
Affirmative	9,680,067,762.17	95.824
Withheld	421,862,196.03	4.176
TOTAL	10,101,929,958.20	100.000
Donald J. Kirk
Affirmative	9,689,827,060.55	95.921
Withheld	412,102,897.65	4.079
TOTAL	10,101,929,958.20	100.000
Marie L. Knowles
Affirmative	9,690,932,975.45	95.932
Withheld	410,996,982.75	4.068
TOTAL	10,101,929,958.20	100.000
Ned C. Lautenbach
Affirmative	9,696,679,985.02	95.988
Withheld	405,249,973.18	4.012
TOTAL	10,101,929,958.20	100.000
	# of Votes Cast	% of Votes Cast
Peter S. Lynch
Affirmative	9,702,018,050.84	96.041
Withheld	399,911,907.36	3.959
TOTAL	10,101,929,958.20	100.000
Marvin L. Mann
Affirmative	9,687,550,817.41	95.898
Withheld	414,379,140.79	4.102
TOTAL	10,101,929,958.20	100.000
William O. McCoy
Affirmative	9,687,857,653.60	95.901
Withheld	414,072,304.60	4.099
TOTAL	10,101,929,958.20	100.000
William S. Stavropoulos
Affirmative	9,676,109,086.55	95.785
Withheld	425,820,871.65	4.215
TOTAL	10,101,929,958.20	100.000
PROPOSAL 4
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	1,899,310,276.71	86.249
Against	127,960,561.30	5.811
Abstain	174,850,530.67	7.940
TOTAL	2,202,121,368.68	100.000
PROPOSAL 5
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	1,877,067,148.66	85.239
Against	148,476,332.41	6.742
Abstain	176,577,887.61	8.019
TOTAL	2,202,121,368.68	100.000

*Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Robert A. Lawrence, Vice President

Richard C. Habermann, Vice President

Charles A. Mangum, Vice President

Charles S. Morrison, Vice President

John J. Todd, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Co x *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

William S. Stavropoulos *

* Independent trustees

Advisory Board

Robert C. Pozen

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

Fidelity's Asset Allocation Funds

Asset ManagerSM

Asset Manager: Aggressive®

Asset Manager: Growth®

Asset Manager: Income®

Fidelity Freedom Funds® -
Income, 2000, 2010, 2020, 2030, 2040

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

AMG-ANN-1101 148365
1.537733.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Asset Manager: Income®

Annual Report

September 30, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Market Recap	<Click Here>	An overview of the market's performance and the factors driving it.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

It's too early to assess how the financial markets will respond long term to the events of September 11, 2001, but the short-term reaction was clear. Many investors, already concerned about the poor showing of equities during the year, were quick to sell stocks when the market reopened. Composure returned to a large degree shortly thereafter, however, and many equity and bond indexes were on the upswing as September ended.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Asset Manager funds are already diversified because they invest in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a shorter investment time horizon, you might want to consider moving some of your investment into Asset Manager: Income, which generally has a higher weighting in short-term investments compared with the other Asset Manager funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended September 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity ® Asset Manager: Income ®	-2.40%	38.80%	95.10%
Fidelity Asset Manager: Income Composite	1.90%	46.22%	n/a*
S&P 500 ®	-26.62%	62.71%	198.74%
LB Aggregate Bond	12.95%	47.33%	86.62%
LB 3 Month T-Bill	5.50%	30.22%	n/a*
Income Funds Average	-3.19%	40.26%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 1, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Asset Manager: Income Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 SM Index, the Lehman Brothers® Aggregate Bond Index and the Lehman Brothers® 3 Month Treasury Bill Index, weighted according to the fund's neutral mix. To measure how the fund's performance stacked up against its peers, you can compare it to the income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 87 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended September 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Asset Manager: Income	-2.40%	6.78%	7.71%
Fidelity Asset Manager: Income Composite	1.90%	7.90%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Annual Report

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity ® Asset Manager: Income® Fund on October 31, 1992, shortly after the fund started. As the chart shows, by September 30, 2001, the value of the investment would have grown to $19,727 - a 97.27% increase on the initial investment. For comparison, look at how both the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more, and the S&P 500 Index, a market capitalization-weighted index of common stocks, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Lehman Brothers Aggregate Bond Index would have grown to $19,010 - a 90.10% increase. If $10,000 was invested in the S&P 500 Index, it would have grown to $29,663 - a 196.63% increase. You can also look at how the Fidelity Asset Manager: Income Composite Index did over the same period. The composite index combines the total returns of the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month T-Bill Index according to the fund's neutral mix and assumes monthly rebalancing of the mix.** With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $19,408 - a 94.08% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

** Currently 20% stocks, 50% bonds and 30% short-term/money market instruments effective January 1, 1997;
20%, 30% and 50%, respectively, prior to January 1, 1997.

Annual Report

Market Recap

The 12-month period that ended on September 30, 2001, was characterized by a dramatic economic slowdown, which reduced corporate profits and created high anxiety with equity investors. This anxiety benefited the fixed-income markets, which offered more stability to investors. The end of the period was punctuated by the terrorist attacks on September 11, 2001, that shocked the world and closed U.S. equity markets for nearly a week. When stock exchanges reopened, an equity sell-off ensued. But it wasn't long before some measure of rationality returned to the markets.

Stocks: Economic weakness tested the durability of corporate profits during the 12-month period ending September 30, 2001. A variety of unfavorable factors, including sluggish product demand, a decline in consumer spending and a sharp reduction in funding from the capital markets, proved a difficult challenge for innumerable companies. Many sectors succumbed to lower corporate earnings, which gave way to a flurry of layoffs and caused the equity market to decline. Investors sold down many areas, including those with stable earnings growth that are typically seen as defensive, such as health care, energy and utilities. Reacting to a broad-based decline in corporate earnings, the blue chips' Dow Jones Industrial AverageSM declined 15.47%, while the large-cap Standard & Poor's 500SM Index and the tech-heavy NASDAQ Composite® Index fell 26.62% and 59.08%, respectively. Small-cap stocks didn't offer investors a much better alternative, as evidenced by the -21.21% return for the Russell 2000® Index. The federal government sought to re-energize the slowing U.S. economy through a number of measures. The Federal Reserve Board moved aggressively to reduce key interest rates to their lowest levels in decades. For its part, the Bush administration's tax rebate program was implemented, putting billions of dollars into taxpayers' hands in an effort to fuel additional spending. Through the end of the period, however, it was too soon to measure the effects of these efforts.

Bonds: Investment-grade bonds returned to favor during the 12-month period ending September 30, 2001. After taking a backseat to stellar-performing equities in recent years, investment-grade bonds were in high demand. A rapid slowdown in the economy, sharply lower interest rates and continued weakness in the equity market sent investors scurrying to the relative safety that bonds typically provide. The Lehman Brothers® Aggregate Bond Index - a widely followed measure of taxable-bond performance - returned 12.95% during the past year. Falling interest rates provided a considerable boost to all types of investment-grade bonds. The Federal Reserve Board lowered key interest rates eight times during the past year to their lowest levels in decades. As interest rates fell, bond yields declined and their prices rose. The higher-yielding spread sectors - particularly government agency issues and corporate bonds - reacted the most positively to lower rates. The Lehman Brothers U.S. Agency Index returned 13.99% during the period on the combination of historically attractive valuations and the vastly diminished threat of stricter legislation governing such entities as Fannie Mae and Feddie Mac. The Lehman Brothers Credit Bond Index jumped 13.10%, as demand from jittery equity investors matched record levels of new issuance. A record rate of home refinancing caused mortgage bonds to underperform higher-quality, lower-yielding Treasuries. The Lehman Brothers Mortgage-Backed Securities Index rose 12.34%, while the Lehman Brothers Treasury Index advanced 12.94%.

Annual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Richard Habermann, Portfolio Manager of Fidelity Asset Manager: Income

Q. How did the fund perform, Dick?

A. For the one-year period that ended September 30, 2001, the fund returned -2.40%, outpacing the income funds average tracked by Lipper Inc., which fell 3.19%, but trailing the Fidelity Asset Manager: Income Composite Index, which gained 1.90%.

Q. How did your asset-allocation decisions influence performance during the past 12 months?

A. I continued to emphasize equities, allocating nearly 22% to stocks on average during the period. The fund's neutral allocation mix typically calls for 20% to be invested in stocks, 50% in bonds and 30% in short-term and money market instruments. With an eye on capital preservation, we assumed a more cautious stance and scaled back on the fund's equity weighting early in the period, which allowed us to sidestep the full brunt of the market's precipitous decline during that time. In the summer, I shifted the allocation back in favor of stocks, which I felt would outperform with the building blocks of an economic recovery seemingly falling into place. This move proved premature, however, as the risk of a more prolonged period of sluggishness, heightened by the tragic events of September 11, dragged the market lower. Given that equities significantly underperformed most other asset classes during the period, having even the slightest emphasis here hurt relative to the index. Still, the overall allocation strategy was enough to overcome our Lipper peers, which held a much higher concentration in stocks on average. Our fixed-income strategy, on the other hand, failed to pay off for us. We were overweighted in bonds compared to the index for much of the year, which should have helped. However, the decision to maintain an allocation to high-yield debt, while underweighting strong performing investment-grade bonds and high-quality short-term debt, hampered the fund's performance as investors responded to uncertainty by seeking refuge in safer investments.

Q. What drove the fund's bond holdings?

A. The fund's investment-grade holdings, managed by Charlie Morrison, continued to produce strong results. Maintaining an emphasis on the spread sectors, particularly corporate bonds and commercial mortgage-backed securities, during a time when the Federal Reserve Board was cutting interest rates and the yield curve was steepening significantly, proved wise as these securities outperformed Treasuries for much of the period. Yield-curve positioning also was important, as we favored the intermediate part of the curve, which outperformed. Timely trading was another key to performance, as we lightened up considerably on corporates during the summer as they continued to rally. This move helped shelter us from much of the yield-spread widening that occurred relative to Treasuries in September as a result of the terrorist attacks. Finally, diversification remained invaluable to us, as we managed to prevent a handful of troubled corporate issues from overwhelming strong security selection achieved elsewhere in the subportfolio. The fund's high-yield investments had enjoyed a nice rally during the period - behind improving issuer fundamentals and positive cash flows - but were unable to sustain it amid the massive flight to safety in September that resulted in one of the worst monthly performances in the history of the high-yield market. Although negative high-yield returns restrained performance of the fixed-income subportfolio, Matt Conti managed to beat the high-yield market by a healthy margin. Reflecting his conservative style, he reoriented the portfolio to have a higher-quality, income-focused structure, which really helped limit our downside by avoiding some of the severe credit problems that plagued several corporate issuers during the period. Diversification was key, as he managed to shed exposure to a weak telecommunications sector and increase investments in stronger areas of the market, such as health and utilities, while capturing an attractive yield advantage over Treasuries. Still, the performance of the high-yield market paled in comparison to that of investment-grade securities.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. How did the equity portion of the fund fare?

A. The fund's equity investments modestly trailed the S&P 500 during the period. It was an unusually challenging environment for stocks, with nearly every sector of the market finishing the period with a negative return. John Chow, who managed the equity subportfolio, was hurt during the first few months of the year for not being defensive enough in terms of exposure to the technology sector. Despite maintaining a near-neutral weighting in technology relative to the S&P, several fund holdings in the fiber-optics and networking infrastructure industries - namely Corning, Ciena and Cisco - declined sharply during the fourth quarter of 2000, as a severe industry-wide inventory correction reduced the overly optimistic earnings expectations of investors. The already bleak prospects of companies in the tech sector continued to get worse and did not improve during the rest of the year. I sold off Corning and Ciena prior to the close of the period. In addition to causing the derailment of the tech sector, the effects of the slowing economy eventually spread to other areas, inducing sharp sell-offs in finance, energy, retail and utilities. The safe havens in the market were hard to find and temporary. The fund's equity investments were positioned quite defensively for most of 2001, emphasizing stocks such as Philip Morris and various health care service providers, including Tenet Healthcare. This defensive stance prevented the equity holdings from notably underperforming the fickle market during the past six months.

Q. What about the fund's short-term/money market investments?

A. On average during the past 12 months, we invested the strategic cash portion of Fidelity Asset Manager: Income in a Fidelity money market mutual fund managed by John Todd. Given their conservative nature in a volatile environment, these investments generally did what they're designed to do - provide steady returns to help offset equity market volatility.

Q. What's your outlook?

A. Fiscal and monetary policy are working in tandem, which is usually a very powerful force for the economy. Couple that with falling energy prices, low inflation, company fundamentals likely bottoming and ready to improve, record-wide yield spread levels and default rates nearing their peak, and I feel we could have the ingredients for a more positive environment for higher-risk assets. By the time this is confirmed, however, the market may have already made a big move. So, the biggest risk right now is in not owning equities and high-yield bonds when the bad news turns good. We might still be a bit early, but it's a disservice to shareholders not to overweight these higher-risk assets at a stage like this.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high current income, and capital appreciation when appropriate

Fund number: 328

Trading symbol: FASIX

Start date: October 1, 1992

Size: as of September 30, 2001, more than $916 million

Manager: Richard Habermann, since 1996; manager, Fidelity Asset Manager: Aggressive, since 1999; Fidelity Asset Manager and Fidelity Asset Manager: Growth, since 1996; Fidelity Trend Fund, 1977-1981; Fidelity Magellan Fund, 1972-1977; joined Fidelity in 1968

3

Dick Habermann on the timing of a recovery:

"The events of September 11 probably accelerated what I perceive to be a final downward leg in the economy.

"Earlier in the period, in the face of an unusual global economic slowdown, Europe and other regions of the world were reluctant to cut interest rates because of inflation issues. But after the September attacks, most central banks are now in the game of trying to lower rates - a big positive now that everyone's on the same page.

"If you line up your positive and negative market factors on a ledger, most of the negatives from just a few months ago have shifted over into the positive column, yet the market has failed to respond much to the move. So, I would rather focus on higher-risk assets now - when the list looks more positive - than when it was chock-full of negatives last year at this time. Back then, we saw much higher short-term interest rates, a Fed that was not cutting rates, earnings peaking, no fiscal stimulus, and massive amounts of debt and equity underwriting flooding the market with supply. It's been an 18-month process, but we've finally taken some of those risks out of the equation."

Annual Report

Investment Changes

Top Five Bond Issuers as of September 30, 2001
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	13.1	15.7
U.S. Treasury Obligations	5.7	6.0
Government National Mortgage Association	2.3	2.5
Freddie Mac	0.7	1.4
Oryx Energy Co.	0.5	0.5
	22.3
Quality Diversification as of September 30, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	30.5	38.6
Baa	9.2	9.7
Ba and Below	8.8	9.7
Not Rated	0.1	0.1
Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ratings.
Top Five Stocks as of September 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	0.6	0.7
Exxon Mobil Corp.	0.4	0.4
Pfizer, Inc.	0.4	0.3
Microsoft Corp.	0.3	0.4
Citigroup, Inc.	0.3	0.3
	2.0
Asset Allocation (% of fund's net assets)
As of September 30, 2001*	As of March 31, 2001**
Stock class and equity futures 21.6%	Stock class and equity futures 17.3%
Bond class 47.2%	Bond class 56.1%
Short-term class 31.2%	Short-term class 26.6%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart.

Annual Report

Investments September 30, 2001

Showing Percentage of Net Assets

Common Stocks - 14.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 1.6%
Hotels, Restaurants & Leisure - 0.2%
Applebee's International, Inc.	13,450	$ 396,775
Argosy Gaming Co. (a)	16,000	419,200
Darden Restaurants, Inc.	20,000	525,000
		1,340,975
Household Durables - 0.1%
Whirlpool Corp.	17,500	968,625
Internet & Catalog Retail - 0.0%
Lands' End, Inc. (a)	8,500	245,650
Media - 0.4%
AOL Time Warner, Inc. (a)	61,600	2,038,960
McGraw-Hill Companies, Inc.	2,900	168,780
Scholastic Corp. (a)	8,100	352,350
Viacom, Inc. Class B (non-vtg.) (a)	12,600	434,700
Walt Disney Co.	16,500	307,230
		3,302,020
Multiline Retail - 0.3%
BJ's Wholesale Club, Inc. (a)	10,900	518,949
Wal-Mart Stores, Inc.	39,000	1,930,500
		2,449,449
Specialty Retail - 0.6%
AnnTaylor Stores Corp. (a)	10,200	223,584
AutoZone, Inc. (a)	16,500	855,690
Best Buy Co., Inc. (a)	11,400	518,130
Blockbuster, Inc. Class A	66,800	1,462,920
Borders Group, Inc. (a)	31,800	608,970
Home Depot, Inc.	28,800	1,105,056
Lowe's Companies, Inc.	17,600	557,040
Venator Group, Inc. (a)	36,800	561,200
		5,892,590
Textiles & Apparel - 0.0%
Jostens, Inc. warrants 5/1/10 (a)(f)	535	6,420
Reebok International Ltd. (a)	8,800	182,160
		188,580
TOTAL CONSUMER DISCRETIONARY		14,387,889
CONSUMER STAPLES - 1.4%
Beverages - 0.3%
Pepsi Bottling Group, Inc.	14,600	672,622
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	26,500	$ 1,285,250
The Coca-Cola Co.	20,000	937,000
		2,894,872
Food & Drug Retailing - 0.2%
Fleming Companies, Inc.	14,811	436,925
Longs Drug Stores Corp.	10,000	272,000
SUPERVALU, Inc.	25,000	505,750
Sysco Corp.	20,800	531,232
		1,745,907
Food Products - 0.2%
American Italian Pasta Co. Class A (a)	7,000	302,750
Dole Food Co., Inc.	20,500	438,700
H.J. Heinz Co.	5,500	231,825
Smithfield Foods, Inc. (a)	35,400	745,170
Suiza Foods Corp. (a)	4,500	284,130
		2,002,575
Household Products - 0.2%
Procter & Gamble Co.	17,600	1,281,104
The Dial Corp.	16,200	268,110
		1,549,214
Tobacco - 0.5%
Philip Morris Companies, Inc.	59,000	2,849,110
RJ Reynolds Tobacco Holdings, Inc.	6,700	382,838
Universal Corp.	19,600	654,052
UST, Inc.	10,200	338,640
		4,224,640
TOTAL CONSUMER STAPLES		12,417,208
ENERGY - 0.9%
Energy Equipment & Services - 0.1%
Nabors Industries, Inc. (a)	12,100	253,737
Noble Drilling Corp. (a)	10,600	254,400
Patterson-UTI Energy, Inc. (a)	23,500	290,460
		798,597
Oil & Gas - 0.8%
Ashland, Inc.	8,100	312,255
Chevron Corp.	11,400	966,150
Equitable Resources, Inc.	8,300	249,083
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Exxon Mobil Corp.	93,400	$ 3,679,960
Phillips Petroleum Co.	8,720	470,357
Sunoco, Inc.	25,800	918,480
Texaco, Inc.	9,400	611,000
USX - Marathon Group	8,500	227,375
Valero Energy Corp.	10,200	358,020
		7,792,680
TOTAL ENERGY		8,591,277
FINANCIALS - 2.5%
Banks - 0.8%
Bank of America Corp.	23,800	1,389,920
Charter One Financial, Inc.	16,380	462,244
Dime Bancorp, Inc.	23,700	931,884
Greenpoint Financial Corp.	14,200	498,420
Independence Community Bank Corp.	13,900	302,047
Roslyn Bancorp, Inc.	24,200	447,942
SouthTrust Corp.	17,700	450,819
SunTrust Banks, Inc.	8,000	532,800
TCF Financial Corp.	6,100	280,966
U.S. Bancorp, Delaware	27,000	598,860
Union Planters Corp.	9,400	403,260
Washington Mutual, Inc.	41,190	1,584,991
		7,884,153
Diversified Financials - 1.0%
AMBAC Financial Group, Inc.	5,200	284,492
American Express Co.	10,500	305,130
Bank United Corp. Litigation Contingent Payment Rights Trust rights 12/31/01 (a)	10,200	2,754
Citigroup, Inc.	70,367	2,849,850
Fannie Mae	24,900	1,993,494
Freddie Mac	16,700	1,085,500
Heller Financial, Inc. Class A	26,500	1,398,405
Merrill Lynch & Co., Inc.	6,400	259,840
Morgan Stanley Dean Witter & Co.	15,300	709,155
USA Education, Inc.	3,300	273,603
		9,162,223
Insurance - 0.7%
Allstate Corp.	19,000	709,650
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	24,800	$ 1,934,400
Brown & Brown, Inc.	7,500	390,750
First American Corp., California	19,100	386,775
John Hancock Financial Services, Inc.	18,300	731,085
Loews Corp.	6,800	314,704
MBIA, Inc.	5,500	275,000
Progressive Corp.	5,800	776,620
Radian Group, Inc.	15,400	592,900
		6,111,884
TOTAL FINANCIALS		23,158,260
HEALTH CARE - 2.4%
Biotechnology - 0.1%
Amgen, Inc. (a)	16,000	940,320
Chiron Corp. (a)	3,600	159,732
		1,100,052
Health Care Equipment & Supplies - 0.2%
DENTSPLY International, Inc.	6,500	298,610
Diagnostic Products Corp.	12,500	527,750
Hillenbrand Industries, Inc.	10,600	572,082
Respironics, Inc. (a)	6,000	213,360
St. Jude Medical, Inc. (a)	7,900	540,755
		2,152,557
Health Care Providers & Services - 0.4%
Cardinal Health, Inc.	6,200	458,490
Caremark Rx, Inc. (a)	25,000	417,000
Coventry Health Care, Inc. (a)	13,200	311,520
Express Scripts, Inc. (a)	8,300	459,156
First Health Group Corp. (a)	11,500	337,870
HCA - The Healthcare Co.	6,600	292,446
McKesson HBOC, Inc.	7,800	294,762
Omnicare, Inc.	12,700	277,241
Tenet Healthcare Corp. (a)	12,300	733,695
UnitedHealth Group, Inc.	4,500	299,250
		3,881,430
Pharmaceuticals - 1.7%
Abbott Laboratories	22,100	1,145,885
Allergan, Inc.	4,700	311,610
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
American Home Products Corp.	18,300	$ 1,065,975
Bristol-Myers Squibb Co.	28,200	1,566,792
Eli Lilly & Co.	13,600	1,097,520
Forest Laboratories, Inc. (a)	7,500	541,050
Johnson & Johnson	41,600	2,304,640
King Pharmaceuticals, Inc. (a)	10,700	448,865
Merck & Co., Inc.	37,800	2,517,480
Perrigo Co. (a)	46,000	696,900
Pfizer, Inc.	84,000	3,368,400
SICOR, Inc. (a)	12,600	238,014
		15,303,131
TOTAL HEALTH CARE		22,437,170
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.6%
Alliant Techsystems, Inc. (a)	9,450	808,920
Boeing Co.	12,300	412,050
General Dynamics Corp.	7,200	635,904
L-3 Communications Holdings, Inc. (a)	5,100	445,995
Lockheed Martin Corp.	26,300	1,150,625
Newport News Shipbuilding, Inc.	10,200	685,440
Precision Castparts Corp.	11,400	253,080
Raytheon Co.	12,100	420,475
United Technologies Corp.	5,900	274,350
		5,086,839
Commercial Services & Supplies - 0.2%
Apollo Group, Inc. Class A (a)	6,900	290,007
Deluxe Corp.	12,100	417,934
H&R Block, Inc.	20,800	802,048
MedQuist, Inc. (a)	25,500	641,325
		2,151,314
Industrial Conglomerates - 0.7%
General Electric Co.	130,100	4,839,720
Tyco International Ltd.	24,100	1,096,550
		5,936,270
Machinery - 0.0%
Harsco Corp.	8,100	224,856
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - 0.0%
CSX Corp.	11,800	$ 371,700
TOTAL INDUSTRIALS		13,770,979
INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.3%
Cisco Systems, Inc. (a)	105,500	1,284,990
JDS Uniphase Corp. (a)	41,300	261,016
Motorola, Inc.	26,600	414,960
QUALCOMM, Inc. (a)	11,500	546,710
Scientific-Atlanta, Inc.	5,400	94,770
		2,602,446
Computers & Peripherals - 0.5%
Apple Computer, Inc. (a)	22,600	350,526
Dell Computer Corp. (a)	26,500	491,045
Electronics for Imaging, Inc. (a)	36,100	587,708
Hewlett-Packard Co.	11,800	189,980
International Business Machines Corp.	24,600	2,270,580
Storage Technology Corp. (a)	17,600	220,880
Sun Microsystems, Inc. (a)	25,800	213,366
		4,324,085
Electronic Equipment & Instruments - 0.1%
Tech Data Corp. (a)	25,300	958,870
IT Consulting & Services - 0.1%
Affiliated Computer Services, Inc. Class A (a)	11,600	944,356
Semiconductor Equipment & Products - 0.4%
Altera Corp. (a)	11,100	181,818
Analog Devices, Inc. (a)	6,500	212,550
Applied Materials, Inc. (a)	6,600	187,704
Intel Corp.	91,500	1,870,260
Micron Technology, Inc. (a)	7,600	143,108
National Semiconductor Corp. (a)	32,100	707,805
Texas Instruments, Inc.	14,400	359,712
Vitesse Semiconductor Corp. (a)	500	3,875
Xilinx, Inc. (a)	10,600	249,418
		3,916,250
Software - 0.6%
Activision, Inc. (a)	20,500	558,010
Autodesk, Inc.	12,000	384,720
Computer Associates International, Inc.	15,600	401,544
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp. (a)	57,900	$ 2,962,743
Oracle Corp. (a)	71,100	894,438
PeopleSoft, Inc. (a)	12,700	229,108
THQ, Inc. (a)	5,500	237,325
		5,667,888
TOTAL INFORMATION TECHNOLOGY		18,413,895
MATERIALS - 0.4%
Chemicals - 0.1%
Lubrizol Corp.	21,000	663,600
Containers & Packaging - 0.2%
Bemis Co., Inc.	28,000	1,115,800
Packaging Corp. of America (a)	25,000	386,250
Pactiv Corp. (a)	20,800	301,392
		1,803,442
Metals & Mining - 0.1%
Alcoa, Inc.	21,100	654,311
Homestake Mining Co.	21,200	197,160
		851,471
TOTAL MATERIALS		3,318,513
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
AT&T Corp.	50,700	978,510
BellSouth Corp.	13,800	573,390
Ono Finance PLC rights 5/31/09 (a)(f)	190	380
SBC Communications, Inc.	41,100	1,936,632
Verizon Communications, Inc.	43,400	2,348,374
WorldCom, Inc. - WorldCom Group	58,600	881,344
		6,718,630
Wireless Telecommunication Services - 0.1%
Sprint Corp. - PCS Group Series 1 (a)	23,600	620,444
TOTAL TELECOMMUNICATION SERVICES		7,339,074
UTILITIES - 0.5%
Electric Utilities - 0.5%
American Electric Power Co., Inc.	9,900	427,977
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
Consolidated Edison, Inc.	6,000	$ 244,320
DTE Energy Co.	8,800	378,840
Duke Energy Corp.	5,400	204,390
Entergy Corp.	9,400	334,264
FirstEnergy Corp.	19,200	690,240
PG&E Corp.	29,500	448,400
Potomac Electric Power Co.	21,200	465,552
Progress Energy, Inc. warrants 12/31/07 (a)	9,200	0
Reliant Energy, Inc.	9,700	255,304
TXU Corp.	16,000	741,120
		4,190,407
Gas Utilities - 0.0%
Kinder Morgan, Inc.	5,700	280,497
Multi-Utilities - 0.0%
Utilicorp United, Inc.	14,284	400,095
TOTAL UTILITIES		4,870,999
TOTAL COMMON STOCKS (Cost $132,619,818)		128,705,264
Nonconvertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CSC Holdings, Inc.:
Series H, $11.75 pay-in-kind	6,500	666,250
Series M, $11.125 pay-in-kind	6,276	640,152
		1,306,402
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Intermedia Communications, Inc. Series B, $135.00 pay-in-kind	126	136,080
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. Series E, $111.25 pay-in-kind	1,593	557,550
TOTAL TELECOMMUNICATION SERVICES		693,630
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,920,053)		2,000,032
Corporate Bonds - 22.8%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Tenet Healthcare Corp. 6% 12/1/05	Ba2	$ 1,390,000	$ 1,318,763
Nonconvertible Bonds - 22.7%
CONSUMER DISCRETIONARY - 5.4%
Auto Components - 0.2%
American Axle & Manufacturing, Inc. 9.75% 3/1/09	B1	150,000	144,000
Dana Corp. 6.25% 3/1/04	Ba1	320,000	284,800
Delco Remy International, Inc. 11% 5/1/09	B2	180,000	175,500
Dura Operating Corp. 9% 5/1/09	B2	30,000	25,350
Lear Corp. 8.11% 5/15/09	Ba1	235,000	228,538
TRW, Inc. 8.75% 5/15/06	Baa2	530,000	582,571
			1,440,759
Hotels, Restaurants & Leisure - 1.1%
Alliance Gaming Corp. 10% 8/1/07	B3	240,000	235,200
Anchor Gaming 9.875% 10/15/08	Ba3	330,000	339,900
Aztar Corp. 8.875% 5/15/07	Ba3	90,000	84,150
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B3	235,000	226,775
Boyd Gaming Corp. 9.5% 7/15/07	B1	35,000	31,500
Circus Circus Enterprises, Inc.:
6.45% 2/1/06	Ba2	110,000	96,250
6.75% 7/15/03	Ba3	80,000	72,000
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	Ba3	420,000	411,600
Domino's, Inc. 10.375% 1/15/09	B3	780,000	805,350
Felcor Lodging LP 8.5% 6/1/11 (f)	Ba2	315,000	275,625
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	285,000	285,000
Harrahs Operating Co., Inc. 7.875% 12/15/05	Ba1	280,000	278,600
Herbst Gaming, Inc. 10.75% 9/1/08 (f)	B2	220,000	207,900
HMH Properties, Inc. 7.875% 8/1/05	Ba2	525,000	459,375
Hollywood Park, Inc. 9.25% 2/15/07	Caa1	70,000	58,800
International Game Technology:
7.875% 5/15/04	Ba1	250,000	248,750
8.375% 5/15/09	Ba1	400,000	403,000
ITT Corp.:
6.75% 11/15/05	Ba1	120,000	112,800
7.375% 11/15/15	Ba1	350,000	297,500
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.:
6.95% 2/1/05	Baa3	$ 180,000	$ 173,790
8.375% 2/1/11	Ba1	400,000	364,000
Mirage Resorts, Inc. 6.75% 8/1/07	Baa3	170,000	155,278
Mohegan Tribal Gaming Authority:
8.125% 1/1/06	Ba2	1,070,000	1,075,350
8.375% 7/1/11 (f)	Ba3	250,000	248,750
8.75% 1/1/09	Ba3	15,000	15,188
Park Place Entertainment Corp. 7.875% 12/15/05	Ba1	635,000	606,425
Premier Parks, Inc. 9.75% 6/15/07	B3	155,000	145,700
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Baa3	605,000	441,650
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11 (f)	Ba3	200,000	174,000
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	Ba1	325,000	329,875
8.875% 4/15/11	Ba1	520,000	527,800
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	585,000	514,800
			9,702,681
Household Durables - 0.0%
D.R. Horton, Inc. 8% 2/1/09	Ba1	95,000	87,875
Lennar Corp. 9.95% 5/1/10	Ba1	210,000	215,775
Ryland Group, Inc. 9.75% 9/1/10	Ba2	190,000	191,900
			495,550
Internet & Catalog Retail - 0.0%
J. Crew Group, Inc. 0% 10/15/08 (d)	Caa3	330,000	191,400
Leisure Equipment & Products - 0.1%
Hasbro, Inc. 7.95% 3/15/03	Ba3	615,000	590,400
Media - 2.9%
Adelphia Communications Corp.:
7.5% 1/15/04	B2	170,000	156,400
9.25% 10/1/02	B2	175,000	169,750
9.875% 3/1/07	B2	220,000	195,800
10.5% 7/15/04	B2	135,000	130,950
Ascent Entertainment Group, Inc. 0% 12/15/04 (d)	Ba1	435,000	391,500
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
British Sky Broadcasting Group PLC yankee:
7.3% 10/15/06	Ba1	$ 400,000	$ 404,488
8.2% 7/15/09	Ba1	780,000	789,812
Callahan Nordrhein-Westfalen 14% 7/15/10	B3	100,000	55,000
Century Communications Corp.:
0% 3/15/03	B2	300,000	244,500
0% 1/15/08	B2	380,000	165,300
8.375% 12/15/07	B2	80,000	71,200
Chancellor Media Corp. 8% 11/1/08	Ba1	945,000	980,438
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	B2	1,120,000	610,400
8.25% 4/1/07	B2	510,000	456,450
8.625% 4/1/09	B2	1,185,000	1,054,650
10% 4/1/09	B2	1,030,000	978,500
11.125% 1/15/11	B2	270,000	270,000
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	365,000	310,250
Continental Cablevision, Inc. 8.3% 5/15/06	A3	1,275,000	1,422,250
CSC Holdings, Inc.:
9.875% 2/15/13	Ba2	385,000	411,950
9.875% 4/1/23	B1	300,000	309,000
10.5% 5/15/16	Ba2	35,000	37,450
Diamond Cable Communications PLC yankee:
13.25% 9/30/04	B3	150,000	72,000
11.75% 12/15/05	B3	335,000	140,700
EchoStar DBS Corp.:
9.25% 2/1/06	B1	1,325,000	1,291,875
9.375% 2/1/09	B1	315,000	307,125
Fox Family Worldwide, Inc.:
0% 11/1/07 (d)	B1	215,000	210,700
9.25% 11/1/07	B1	880,000	932,800
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 11.875% 9/15/07	B2	865,000	877,975
FrontierVision Holdings LP/FrontierVision Holdings Capital II Corp. 11.875% 9/15/07	Caa1	1,370,000	1,390,550
FrontierVision Operating Partners LP/ FrontierVision Capital Corp. 11% 10/15/06	B2	590,000	601,800
Garden State Newspapers, Inc. 8.75% 10/1/09	B1	175,000	154,000
Hearst-Argyle Television, Inc. 7.5% 11/15/27	Baa3	1,150,000	1,022,845
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
K-III Communications Corp. 8.5% 2/1/06	Ba3	$ 135,000	$ 94,500
Lamar Media Corp.:
9.25% 8/15/07	B1	150,000	150,375
9.625% 12/1/06	Ba3	200,000	203,000
LodgeNet Entertainment Corp. 10.25% 12/15/06	B1	70,000	61,600
News America Holdings, Inc.:
7.7% 10/30/25	Baa3	1,090,000	1,037,909
8% 10/17/16	Baa3	770,000	798,690
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	580,000	533,600
Paramount Communications, Inc. 7.5% 1/15/02	A3	585,000	591,605
Pegasus Communications Corp. 9.75% 12/1/06	B3	150,000	127,500
Pegasus Satellite Communication, Inc.:
0% 3/1/07 (d)	Caa1	370,000	192,400
12.375% 8/1/06	B3	240,000	208,800
Quebecor Media, Inc. 11.125% 7/15/11 (f)	B2	200,000	196,000
Radio One, Inc. 8.875% 7/1/11 (f)	B3	395,000	389,075
Satelites Mexicanos SA de CV 8.21% 6/30/04 (f)(i)	B1	195,000	179,400
TCI Communications, Inc. 9.8% 2/1/12	A3	1,190,000	1,468,662
Telemundo Holdings, Inc.:
0% 8/15/08 (d)	B3	85,000	70,125
0% 8/15/08 (d)(f)	B3	290,000	239,250
Telewest Communications PLC yankee 9.875% 2/1/10	B2	40,000	25,200
Telewest PLC yankee 11% 10/1/07	B2	145,000	91,350
Time Warner Entertainment Co. LP 8.375% 3/15/23	Baa1	750,000	822,398
Time Warner, Inc. 8.18% 8/15/07	Baa1	2,115,000	2,376,647
UIH Australia/Pacific, Inc. 14% 5/15/06	Caa2	50,000	6,000
Yell Finance BV:
0% 8/1/11 (d)(f)	B2	300,000	150,000
10.75% 8/1/11 (f)	B2	220,000	222,200
			26,854,694
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.8%
Dayton Hudson Corp. 7.5% 7/15/06	A2	$ 1,125,000	$ 1,245,330
Dillard's, Inc.:
6.125% 11/1/03	Ba1	140,000	126,000
6.39% 8/1/03	Ba1	130,000	122,200
7.15% 9/1/02	Ba1	355,000	346,125
Federated Department Stores, Inc.:
6.79% 7/15/27	Baa1	800,000	822,328
8.5% 6/15/03	Baa1	830,000	883,286
JCPenney Co., Inc.:
6.125% 11/15/03	Ba2	35,000	32,900
6.9% 8/15/26	Ba2	175,000	168,000
7.25% 4/1/02	Ba2	500,000	500,000
Kmart Corp.:
8.375% 12/1/04	Baa3	450,000	418,500
9.375% 2/1/06	Baa3	1,640,000	1,541,600
12.5% 3/1/05	Baa3	740,000	762,200
Saks, Inc. 7% 7/15/04	Ba2	385,000	308,000
			7,276,469
Specialty Retail - 0.1%
AutoNation, Inc. 9% 8/1/08 (f)	Ba2	310,000	297,600
Michaels Stores, Inc. 9.25% 7/1/09 (f)	Ba2	250,000	250,000
Office Depot, Inc. 10% 7/15/08 (f)	Ba1	345,000	348,450
			896,050
Textiles & Apparel - 0.2%
Jones Apparel Group, Inc. 7.875% 6/15/06	Baa2	1,425,000	1,485,534
Levi Strauss & Co. 6.8% 11/1/03	B2	230,000	175,950
The William Carter Co. 10.875% 8/15/11 (f)	B3	70,000	71,050
Tommy Hilfiger USA, Inc. 6.5% 6/1/03	Ba1	30,000	28,350
			1,760,884
TOTAL CONSUMER DISCRETIONARY			49,208,887
CONSUMER STAPLES - 1.1%
Beverages - 0.1%
Canandaigua Brands, Inc. 8.5% 3/1/09	Ba3	395,000	398,950
Canandaigua Brands, Inc. 8.75% 12/15/03	Ba3	90,000	90,338
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Beverages - continued
Cott Corp. yankee:
8.5% 5/1/07	B1	$ 30,000	$ 30,000
9.375% 7/1/05	B1	180,000	180,900
			700,188
Food & Drug Retailing - 0.2%
Fleming Companies, Inc. 10.125% 4/1/08	Ba3	505,000	517,625
Rite Aid Corp.:
6.875% 8/15/13	Caa2	155,000	110,050
6.875% 12/15/28 (f)	Caa2	170,000	107,100
7.125% 1/15/07	Caa2	520,000	426,400
7.625% 4/15/05	Caa2	160,000	136,000
7.7% 2/15/27	Caa2	65,000	44,850
12.5% 9/15/06 (f)	-	590,000	635,725
			1,977,750
Food Products - 0.4%
ConAgra Foods, Inc. 7.125% 10/1/26	Baa1	755,000	804,868
Dean Foods Co. 6.9% 10/15/17	Baa2	160,000	116,800
Del Monte Corp. 9.25% 5/15/11 (f)	B3	805,000	817,075
Kellogg Co. 6.6% 4/1/11	Baa2	570,000	586,997
Nabisco, Inc. 6.85% 6/15/05	A2	1,255,000	1,329,158
Pilgrims Pride Corp. 9.625% 9/15/11	Ba3	90,000	91,350
			3,746,248
Tobacco - 0.4%
Philip Morris Companies, Inc. 7% 7/15/05	A2	2,755,000	2,937,601
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	1,000,000	1,031,760
			3,969,361
TOTAL CONSUMER STAPLES			10,393,547
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
DI Industries, Inc. 8.875% 7/1/07	B1	355,000	330,150
Key Energy Services, Inc. 8.375% 3/1/08	Ba3	405,000	396,900
Parker Drilling Co. 9.75% 11/15/06	B1	235,000	218,550
			945,600
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - 0.9%
Canadian Forest Oil Ltd. yankee 8.75% 9/15/07	B1	$ 150,000	$ 150,000
Chesapeake Energy Corp.:
7.875% 3/15/04	B2	40,000	39,400
8.125% 4/1/11	B2	445,000	417,188
Cross Timbers Oil Co.:
8.75% 11/1/09	Ba3	145,000	148,625
9.25% 4/1/07	Ba3	135,000	139,725
Nuevo Energy Co. 9.5% 6/1/08	B1	30,000	28,125
Oryx Energy Co.:
8% 10/15/03	Baa2	920,000	983,158
8.125% 10/15/05	Baa2	1,440,000	1,578,240
8.375% 7/15/04	Baa2	1,420,000	1,547,275
Pennzoil-Quaker State Co. 9.4% 12/1/02 (e)	Ba2	30,000	30,600
Petro-Canada yankee 7% 11/15/28	A3	430,000	418,020
Phillips Petroleum Co. 8.75% 5/25/10	Baa2	580,000	677,330
Plains Resources, Inc. 10.25% 3/15/06	B2	165,000	165,825
Pogo Producing Co. 8.25% 4/15/11	B1	275,000	272,250
Tesoro Petroleum Corp. 9% 7/1/08	B1	300,000	282,000
The Coastal Corp. 9.625% 5/15/12	Baa2	625,000	738,806
Triton Energy Ltd. yankee 8.875% 10/1/07	Ba3	80,000	87,000
			7,703,567
TOTAL ENERGY			8,649,167
FINANCIALS - 6.8%
Banks - 2.3%
Bank of America Corp. 7.8% 2/15/10	Aa3	1,140,000	1,270,940
Bank One Corp. 7.875% 8/1/10	A1	1,185,000	1,324,214
BankBoston Corp. 6.625% 2/1/04	A3	500,000	528,645
BankBoston NA 6.5% 12/19/07	A2	2,000,000	2,078,580
Capital One Bank:
6.375% 2/15/03	Baa2	880,000	894,221
6.48% 6/28/02	Baa2	640,000	646,746
6.65% 3/15/04	Baa3	690,000	701,792
Chevy Chase Savings Bank FSB 9.25% 12/1/08	Ba3	310,000	303,800
Commonwealth Bank of Australia yankee 8.5% 6/1/10	Aa3	500,000	578,650
Den Danske Bank AS 6.375% 6/15/08 (f)(i)	Aa3	2,190,000	2,400,459
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
First Union National Bank, North Carolina 7.8% 8/18/10	A1	$ 1,260,000	$ 1,405,001
Home Savings of America FSB 6.5% 8/15/04	A3	750,000	790,073
HSBC Finance Nederland BV 7.4% 4/15/03 (f)	A1	250,000	262,793
Korea Development Bank:
6.625% 11/21/03	Baa2	1,320,000	1,372,800
7.125% 4/22/04	Baa2	620,000	651,000
7.375% 9/17/04	Baa2	195,000	206,700
PNC Funding Corp. 6.875% 3/1/03	A3	530,000	552,186
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (i)	A2	585,000	589,680
7.816% 11/29/49	A1	1,020,000	1,111,800
9.118% 3/31/49	A1	775,000	898,861
Sovereign Bancorp, Inc. 8.625% 3/15/04	Ba3	515,000	520,150
Union Planters Corp. 7.75% 3/1/11	Baa2	445,000	482,687
Wells Fargo & Co. 6.375% 8/1/11	Aa2	1,325,000	1,353,792
			20,925,570
Diversified Financials - 3.6%
Abraxas Petroleum Corp./Canadian Abraxas Petroleum Ltd. 11.5% 11/1/04	Caa3	400,000	296,000
Ahmanson Capital Trust I 8.36% 12/1/26 (f)	A3	1,000,000	1,032,450
Alamosa Delaware, Inc. 13.625% 8/15/11 (f)	Caa1	310,000	294,500
American Gen. Finance Corp. 5.875% 7/14/06	A2	1,180,000	1,211,884
Amvescap PLC yankee:
6.375% 5/15/03	A2	700,000	727,888
6.6% 5/15/05	A2	2,920,000	3,058,758
Armkel Finance, Inc. 9.5% 8/15/09 (f)	B2	180,000	181,800
Associates Corp. of North America:
5.8% 4/20/04	Aa3	1,150,000	1,199,324
6.95% 11/1/18	Aa3	1,190,000	1,215,645
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	365,000	357,700
Capital One Financial Corp. 7.125% 8/1/08	Baa3	1,920,000	1,780,666
CIT Group, Inc. 5.5% 2/15/04	A2	250,000	256,730
Citigroup, Inc. 7.25% 10/1/10	Aa3	1,730,000	1,884,904
Countrywide Home Loans, Inc.:
5.5% 8/1/06	A3	920,000	930,589
6.45% 2/27/03	A3	1,200,000	1,248,264
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Dana Credit Corp. 7.25% 12/6/02 (f)	Ba1	$ 160,000	$ 150,400
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11 (f)	B1	305,000	305,000
Finova Group, Inc. 7.5% 11/15/09	-	990,000	393,525
Ford Motor Credit Co.:
7.375% 10/28/09	A2	450,000	461,349
7.5% 3/15/05	A2	1,060,000	1,112,502
7.875% 6/15/10	A2	500,000	528,735
General Motors Acceptance Corp. 6.875% 9/15/11	A2	520,000	508,924
GS Escrow Corp. 7% 8/1/03	Ba1	960,000	979,085
Hanover Equipment Trust 8.5% 9/1/08 (f)	Ba3	140,000	137,900
Household Finance Corp. 6.5% 1/24/06	A2	1,225,000	1,281,277
HSBC Capital Funding LP 9.547% 12/31/49 (e)(f)	A1	500,000	584,750
IOS Capital, Inc. 9.75% 6/15/04	Baa2	380,000	389,500
J.P. Morgan Chase & Co. 6.75% 2/1/11	A1	735,000	770,655
James Cable Partners LP/James Cable Finance Corp. 10.75% 8/15/04	Caa2	90,000	73,800
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13 (f)	B2	340,000	343,400
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A2	475,000	503,158
NiSource Finance Corp. 7.875% 11/15/10	Baa2	1,285,000	1,425,489
Salomon Smith Barney Holdings, Inc. 5.875% 3/15/06	Aa3	1,450,000	1,494,718
Sears Roebuck Acceptance Corp. 7% 2/1/11	A3	460,000	460,000
SESI LLC 8.875% 5/15/11	B1	170,000	153,000
Sprint Capital Corp.:
6.125% 11/15/08	Baa1	1,200,000	1,171,116
6.875% 11/15/28	Baa1	730,000	654,591
Stone Container Finance Co. 11.5% 8/15/06 (f)	B2	25,000	25,750
Triton Energy Ltd./Triton Energy Corp. 9.25% 4/15/05	Baa2	70,000	76,475
TXU Eastern Funding yankee 6.75% 5/15/09	Baa1	1,180,000	1,180,578
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	1,000,000	1,131,920
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Xerox Capital (Europe) PLC:
5.75% 5/15/02	Ba1	$ 145,000	$ 139,200
5.875% 5/15/04	A2	60,000	49,200
Xerox Credit Corp. 6.1% 12/16/03	Ba1	520,000	447,200
			32,610,299
Insurance - 0.0%
Conseco, Inc.:
6.4% 2/10/03	Baa3	420,000	365,400
8.5% 10/15/02	Baa3	175,000	160,125
			525,525
Real Estate - 0.9%
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	490,000	502,632
7.125% 3/15/04	Baa2	1,250,000	1,276,300
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	900,000	938,430
EOP Operating LP:
6.375% 2/15/03	Baa1	1,050,000	1,080,818
6.75% 2/15/08	Baa1	480,000	482,899
7.75% 11/15/07	Baa1	1,010,000	1,092,376
ERP Operating LP:
6.55% 11/15/01	A3	400,000	401,320
7.1% 6/23/04	A3	1,130,000	1,199,585
iStar Financial, Inc. 8.75% 8/15/08	Ba1	310,000	297,600
LNR Property Corp.:
9.375% 3/15/08	Ba3	365,000	341,275
10.5% 1/15/09	Ba3	15,000	14,475
Meditrust Corp. 7.82% 9/10/26	Ba3	525,000	494,813
WCI Communities, Inc. 10.625% 2/15/11	B1	365,000	341,275
			8,463,798
TOTAL FINANCIALS			62,525,192
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
AdvancePCS 8.5% 4/1/08	B1	655,000	671,375
Alliance Imaging, Inc. 10.375% 4/15/11	B3	200,000	210,000
AmerisourceBergen Corp. 8.125% 9/1/08 (f)	Ba3	110,000	112,750
Beverly Enterprises, Inc. 9.625% 4/15/09	B1	165,000	167,475
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Columbia/HCA Healthcare Corp. 6.73% 7/15/45	Ba1	$ 255,000	$ 255,638
DaVita, Inc. 9.25% 4/15/11	B2	185,000	188,700
Dynacare, Inc. yankee 10.75% 1/15/06	B2	65,000	65,000
Express Scripts, Inc. 9.625% 6/15/09	Ba2	220,000	239,800
HCA - The Healthcare Co. 8.75% 9/1/10	Ba1	275,000	299,750
HealthSouth Corp.:
6.875% 6/15/05	Ba1	100,000	99,000
7% 6/15/08	Ba1	65,000	61,750
8.375% 10/1/11 (f)	Ba1	190,000	191,425
10.75% 10/1/08	Ba2	680,000	738,650
Magellan Health Services, Inc. 9.375% 11/15/07 (f)	B2	160,000	161,600
Omnicare, Inc. 8.125% 3/15/11 (f)	Ba2	275,000	280,500
Owen & Minor, Inc. 8.5% 7/15/11 (f)	Ba3	410,000	423,325
Service Corp. International (SCI) 7.375% 4/15/04	B1	520,000	483,600
Triad Hospitals Holdings, Inc. 11% 5/15/09	B2	465,000	501,038
Triad Hospitals, Inc. 8.75% 5/1/09	B1	595,000	609,875
Unilab Corp. 12.75% 10/1/09	B3	103,000	118,450
Vanguard Health Systems, Inc. 9.75% 8/1/11 (f)	B3	360,000	367,200
			6,246,901
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2	215,000	217,150
BE Aerospace, Inc. 8% 3/1/08	B2	405,000	267,300
Sequa Corp.:
8.875% 4/1/08	Ba2	520,000	444,600
9% 8/1/09	Ba2	15,000	13,125
			942,175
Airlines - 0.1%
Air Canada 10.25% 3/15/11	B1	85,000	34,000
Continental Airlines, Inc. pass thru trust certificate:
7.434% 3/15/06	Ba1	315,000	301,786
7.73% 9/15/12	Ba1	104,141	92,348
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.:
pass thru trust certificate 7.57% 11/18/10	A2	$ 285,000	$ 283,849
7.9% 12/15/09	Ba2	140,000	114,800
8.3% 12/15/29	Ba2	310,000	238,700
Northwest Airlines, Inc.:
8.375% 3/15/04	Ba3	270,000	191,700
8.52% 4/7/04	Ba3	80,000	56,800
			1,313,983
Building Products - 0.0%
American Standard, Inc.:
7.375% 2/1/08	Ba2	110,000	107,250
7.625% 2/15/10	Ba2	100,000	98,000
			205,250
Commercial Services & Supplies - 0.3%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	120,000	118,800
7.625% 1/1/06	Ba3	270,000	263,250
7.875% 1/1/09	Ba3	465,000	453,375
10% 8/1/09	B2	120,000	120,000
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	240,000	213,600
Iron Mountain, Inc.:
8.625% 4/1/13	B2	505,000	516,363
8.75% 9/30/09	B2	430,000	440,750
Universal Hospital Services, Inc. 10.25% 3/1/08	B3	385,000	365,750
World Color Press, Inc. 7.75% 2/15/09	Baa2	295,000	269,925
			2,761,813
Machinery - 0.6%
AGCO Corp. 9.5% 5/1/08 (f)	Ba3	170,000	164,900
Dresser, Inc. 9.375% 4/15/11 (f)	B2	235,000	235,000
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	B3	750,000	712,500
Terex Corp.:
8.875% 4/1/08	B2	170,000	153,000
10.375% 4/1/11	B2	180,000	171,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Tyco International Group SA yankee:
6.75% 2/15/11	Baa1	$ 1,380,000	$ 1,430,204
6.875% 9/5/02	Baa1	2,305,000	2,368,318
			5,234,922
Marine - 0.1%
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	310,000	303,800
Transport Maritima Mexicana SA de CV yankee 9.5% 5/15/03	Ba3	520,000	447,200
			751,000
Road & Rail - 0.6%
Canadian National Railway Co. yankee 6.9% 7/15/28	Baa2	950,000	903,830
CSX Corp.:
6.25% 10/15/08	Baa2	715,000	718,689
6.46% 6/22/05	Baa2	1,340,000	1,412,213
Kansas City Southern Railway Co. 9.5% 10/1/08	Ba2	90,000	92,700
Norfolk Southern Corp. 7.05% 5/1/37	Baa1	1,830,000	1,914,583
TFM SA de CV yankee 10.25% 6/15/07	B1	620,000	533,200
			5,575,215
TOTAL INDUSTRIALS			16,784,358
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.2%
Crown Castle International Corp.:
9.375% 8/1/11	B3	490,000	414,050
9.5% 8/1/11	B3	160,000	134,400
10.75% 8/1/11	B3	160,000	145,600
L-3 Communications Corp.:
8% 8/1/08	Ba3	110,000	110,000
10.375% 5/1/07	Ba3	1,000,000	1,070,000
SBA Communications Corp. 10.25% 2/1/09	B3	340,000	272,850
			2,146,900
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.2%
Compaq Computer Corp.:
7.45% 8/1/02	Baa2	$ 670,000	$ 689,912
7.65% 8/1/05	Baa2	530,000	576,963
Seagate Technology, Inc. 12.5% 11/15/07 (f)	Ba3	100,000	100,000
			1,366,875
Electronic Equipment & Instruments - 0.1%
ChipPAC International Ltd. 12.75% 8/1/09	B3	410,000	328,000
Fisher Scientific International, Inc. 9% 2/1/08	B3	610,000	606,950
Flextronics International Ltd. yankee:
8.75% 10/15/07	Ba2	350,000	334,250
9.875% 7/1/10	Ba2	40,000	39,400
Millipore Corp. 7.5% 4/1/07	Ba1	30,000	27,900
			1,336,500
IT Consulting & Services - 0.1%
Unisys Corp.:
7.875% 4/1/08	Ba1	235,000	220,313
8.125% 6/1/06	Ba1	310,000	298,375
			518,688
Office Electronics - 0.0%
Mediacom LLC/Mediacom Capital Corp. 9.5% 1/15/13	B2	170,000	166,600
Xerox Corp.:
5.5% 11/15/03	Ba1	170,000	146,200
6.25% 11/15/26	Ba1	120,000	103,800
			416,600
Semiconductor Equipment & Products - 0.0%
Fairchild Semiconductor Corp.:
10.375% 10/1/07	B2	60,000	56,700
10.5% 2/1/09	B2	20,000	19,200
			75,900
TOTAL INFORMATION TECHNOLOGY			5,861,463
MATERIALS - 0.8%
Chemicals - 0.3%
Acetex Corp. yankee 9.75% 10/1/03	B2	60,000	60,975
Avecia Group PLC yankee 11% 7/1/09	B2	360,000	338,400
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Georgia Gulf Corp. 10.375% 11/1/07	B2	$ 305,000	$ 298,900
IMC Global, Inc. 7.4% 11/1/02	Ba2	220,000	213,400
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	305,000	280,600
Methanex Corp. yankee:
7.4% 8/15/02	Ba1	55,000	53,900
7.75% 8/15/05	Ba1	625,000	596,875
Quaker State Corp. 6.625% 10/15/05	Ba2	180,000	167,400
Sterling Chemicals, Inc. 12.375% 7/15/06 (k)	Ca	360,000	288,000
The Scotts Co. 8.625% 1/15/09	B2	265,000	251,750
			2,550,200
Containers & Packaging - 0.1%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11 (f)	B2	100,000	99,000
Crown Cork & Seal, Inc. 7.125% 9/1/02	Caa3	110,000	74,800
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	30,000	22,800
7.8% 5/15/18	B3	330,000	217,800
7.85% 5/15/04	B3	70,000	57,400
Packaging Corp. of America 9.625% 4/1/09	Ba2	135,000	143,100
Riverwood International Corp.:
10.25% 4/1/06	B-	515,000	512,425
10.625% 8/1/07	B3	40,000	39,200
			1,166,525
Metals & Mining - 0.2%
AK Steel Corp. 7.875% 2/15/09	Ba2	140,000	131,250
Century Aluminum Co. 11.75% 4/15/08 (f)	Ba3	325,000	320,125
Kaiser Aluminum & Chemical Corp. 12.75% 2/1/03	Caa1	200,000	148,000
P&L Coal Holdings Corp. 9.625% 5/15/08	B1	1,080,000	1,120,500
Phelps Dodge Corp. 8.75% 6/1/11	Baa2	40,000	36,800
			1,756,675
Paper & Forest Products - 0.2%
Container Corp. of America 9.75% 4/1/03	B2	50,000	50,500
Norske Skog Canada Ltd. 8.625% 6/15/11 (f)	Ba2	50,000	50,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Potlatch Corp.:
6.25% 3/15/02	Baa3	$ 990,000	$ 975,150
10% 7/15/11 (f)	Ba1	200,000	201,000
Stone Container Corp. 9.75% 2/1/11	B2	195,000	197,438
			1,474,088
TOTAL MATERIALS			6,947,488
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.2%
American Cellular Corp. 9.5% 10/15/09	B2	150,000	141,000
AT&T Corp.:
5.625% 3/15/04	A2	1,100,000	1,126,048
6.5% 3/15/29	A2	2,730,000	2,375,264
British Telecommunications PLC:
7.875% 12/15/05	Baa1	1,310,000	1,412,848
8.875% 12/15/30	Baa1	960,000	1,077,053
Cable & Wireless Optus Finance Property Ltd. 8% 6/22/10 (f)	Baa1	950,000	1,068,712
Centennial Cellular Operating Co. LLC/Centennial Finance Corp. 10.75% 12/15/08	B3	535,000	460,100
Citizens Communications Co.:
8.5% 5/15/06	Baa2	785,000	840,523
9.25% 5/15/11	Baa2	765,000	842,785
France Telecom SA 7.2% 3/1/06 (f)	Baa1	80,000	85,087
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	B1	365,000	377,775
Intermedia Communications, Inc.:
0% 7/15/07 (d)	Baa2	415,000	406,700
0% 3/1/09 (d)	Baa3	130,000	111,150
Koninklijke KPN NV yankee:
8% 10/1/10	Baa3	690,000	528,740
7.5% 10/1/05	Baa3	1,210,000	932,462
Price Communications Wireless, Inc.:
9.125% 12/15/06	Ba2	440,000	446,600
11.75% 7/15/07	B2	120,000	126,000
Telecomunicaciones de Puerto Rico, Inc.:
6.15% 5/15/02	Baa1	2,100,000	2,124,402
6.65% 5/15/06	Baa1	1,560,000	1,597,643
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Europe BV 8.25% 9/15/30	A2	$ 885,000	$ 918,435
Telefonos de Mexico SA de CV 8.25% 1/26/06 (f)	Baa1	1,580,000	1,599,750
Teleglobe Canada, Inc. yankee 7.7% 7/20/29	Baa1	90,000	92,284
TELUS Corp. yankee 8% 6/1/11	Baa2	1,000,000	1,071,300
Time Warner Telecom, Inc. 10.125% 2/1/11	B2	370,000	244,200
Tritel PCS, Inc. 10.375% 1/15/11	B3	100,000	85,000
Triton PCS, Inc. 9.375% 2/1/11	B3	175,000	171,500
			20,263,361
Wireless Telecommunication Services - 0.8%
AirGate PCS, Inc. 0% 10/1/09 (d)	Caa1	400,000	256,000
Alamosa PCS Holdings, Inc. 0% 2/15/10 (d)	Caa1	270,000	126,900
American Tower Corp. 9.375% 2/1/09	B3	125,000	104,375
AT&T Wireless Services, Inc. 7.875% 3/1/11 (f)	Baa2	730,000	774,713
Dobson Communications Corp. 10.875% 7/1/10	B3	315,000	322,875
Echostar Broadband Corp. 10.375% 10/1/07	B1	925,000	925,000
Microcell Telecommunications, Inc. yankee 0% 6/1/06 (d)	B3	410,000	192,700
Millicom International Cellular SA yankee 13.5% 6/1/06	Caa1	650,000	429,000
Nextel Communications, Inc.:
0% 10/31/07 (d)	B1	1,890,000	1,030,050
9.375% 11/15/09	B1	650,000	406,250
Nextel Partners, Inc. 11% 3/15/10	B3	5,000	3,300
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	225,000	213,750
Rural Cellular Corp. 9.625% 5/15/08	B3	165,000	158,400
VoiceStream Wireless Corp.:
0% 11/15/09 (d)	Baa1	175,000	140,875
10.375% 11/15/09	Baa1	1,890,000	2,126,250
			7,210,438
TOTAL TELECOMMUNICATION SERVICES			27,473,799
UTILITIES - 1.5%
Electric Utilities - 1.2%
AES Corp.:
8% 12/31/08	Ba1	385,000	315,700
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
AES Corp.: - continued
8.5% 11/1/07	Ba2	$ 955,000	$ 802,200
8.875% 2/15/11	Ba1	230,000	195,500
9.375% 9/15/10	Ba1	280,000	243,600
Avon Energy Partners Holdings:
6.46% 3/4/08 (f)	Baa2	1,160,000	1,118,901
6.73% 12/11/02 (f)	Baa2	1,340,000	1,374,250
CMS Energy Corp.:
6.75% 1/15/04	Ba3	290,000	279,850
7.5% 1/15/09	Ba3	370,000	344,100
8.375% 7/1/03	Ba3	305,000	303,475
8.9% 7/15/08	Ba3	440,000	431,200
9.875% 10/15/07	Ba3	440,000	453,200
Edison Mission Energy 10% 8/15/08 (f)	Baa3	310,000	310,000
Illinois Power Co. 7.5% 6/15/09	Baa1	580,000	615,339
Israel Electric Corp. Ltd.:
7.75% 12/15/27 (f)	A3	1,025,000	900,545
7.875% 12/15/26 (f)	A3	660,000	588,878
Mission Energy Holding Co. 13.5% 7/15/08 (f)	Ba2	360,000	364,500
Orion Power Holdings, Inc. 12% 5/1/10	Ba3	695,000	834,000
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	115,000	105,800
6.25% 3/1/04	B3	375,000	337,500
7.375% 11/1/05 (f)(k)	Caa2	520,000	483,600
PSI Energy, Inc. 6.65% 6/15/06 (f)	A3	725,000	758,423
Southern California Edison Co. 6.25% 6/15/03 (k)	B3	25,000	22,250
Texas Utilities Co. 6.375% 1/1/08	Baa3	115,000	116,211
			11,299,022
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	A2	270,000	281,691
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	750,000	805,193
Sempra Energy 7.95% 3/1/10	A2	375,000	391,759
Southwest Gas Corp. 9.75% 6/15/02	Baa2	300,000	311,097
			1,789,740
Multi-Utilities - 0.1%
PG&E National Energy Group, Inc. 10.375% 5/16/11 (f)	Baa2	330,000	348,975
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Water Utilities - 0.0%
Azurix Corp. 10.375% 2/15/07	Ba3	$ 175,000	$ 173,250
TOTAL UTILITIES			13,610,987
TOTAL NONCONVERTIBLE BONDS			207,701,789
TOTAL CORPORATE BONDS (Cost $207,816,484)			209,020,552
U.S. Government and Government Agency Obligations - 7.7%

U.S. Government Agency Obligations - 1.5%
Fannie Mae:
5.5% 2/15/06	Aaa	920,000	967,003
5.5% 5/2/06	AA-	1,695,000	1,765,444
6% 5/15/08	Aaa	200,000	213,344
6.25% 2/1/11	Aa2	815,000	858,293
7.25% 5/15/30	Aaa	1,600,000	1,832,456
Freddie Mac 5.875% 3/21/11	Aa2	3,225,000	3,308,141
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Class 1-B, 8.5% 4/1/06	Aaa	3,289,028	3,640,888
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	Aaa	56,869	57,269
Class 3-T, 9.625% 5/15/02	Aaa	4,436	4,505
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	Aaa	114,706	117,641
Private Export Funding Corp. secured 6.86% 4/30/04	Aaa	409,500	424,797
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	Aaa	1,000,000	1,035,590
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			14,225,371
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Treasury Obligations - 6.2%
U.S. Treasury Bills, yield at date of purchase 3.37% to 3.53% 10/11/01 to 11/15/01 (h)	-	$ 5,000,000	$ 4,994,407
U.S. Treasury Bonds:
5.25% 2/15/29	Aaa	5,950,000	5,743,595
6.125% 8/15/29	Aaa	1,310,000	1,427,900
6.875% 8/15/25	Aaa	5,200,000	6,157,112
8.125% 8/15/19	Aaa	7,310,000	9,602,343
8.875% 8/15/17	Aaa	550,000	760,975
11.25% 2/15/15	Aaa	2,120,000	3,386,043
11.75% 2/15/10 (callable)	Aaa	8,500,000	10,670,135
13.875% 5/15/11 (callable)	Aaa	3,060,000	4,341,865
U.S. Treasury Notes:
3.875% 7/31/03 (g)	Aaa	1,240,000	1,263,448
4.625% 5/15/06	Aaa	130,000	134,550
5% 8/15/11	Aaa	175,000	180,770
6.125% 8/15/07	Aaa	305,000	335,881
6.5% 2/15/10	Aaa	1,600,000	1,814,752
7% 7/15/06	Aaa	5,125,000	5,802,474
7.25% 8/15/04	Aaa	110,000	121,893
TOTAL U.S. TREASURY OBLIGATIONS			56,738,143
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $69,020,304)			70,963,514
U.S. Government Agency - Mortgage Securities - 14.7%

Fannie Mae - 12.1%
6% 4/1/09 to 4/1/31	Aaa	18,305,332	18,426,276
6.5% 9/1/25 to 8/1/31	Aaa	41,662,194	42,469,515
6.5% 9/1/31 (g)	Aaa	2,615,000	2,658,311
7% 12/1/25 to 2/1/29	Aaa	24,549,006	25,425,204
7% 10/1/31 (g)	Aaa	843,069	871,523
7.5% 10/1/09 to 1/1/31	Aaa	12,260,059	12,750,500
8% 11/1/24 to 7/1/30	Aaa	7,998,539	8,414,657
11.5% 11/1/15	Aaa	132,767	149,909
TOTAL FANNIE MAE			111,165,895
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Freddie Mac - 0.3%
7.5% 8/1/28 to 11/1/30	Aaa	$ 2,429,270	$ 2,527,417
8.5% 3/1/22 to 5/1/22	Aaa	23,575	25,351
12% 11/1/19	Aaa	68,456	78,280
TOTAL FREDDIE MAC			2,631,048
Government National Mortgage Association - 2.3%
6.5% 11/15/08 to 8/15/27	Aaa	9,252,180	9,528,672
7% 3/15/28 to 7/15/28	Aaa	3,765,565	3,910,313
7.5% 5/15/22 to 8/15/28	Aaa	3,465,184	3,633,501
8.5% 8/15/30 to 1/15/31	Aaa	3,225,762	3,423,340
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			20,495,826
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $129,278,705)			134,292,769
Asset-Backed Securities - 0.9%

Airplanes pass thru trust 10.875% 3/15/19	Ba2	804,976	281,741
BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	950,000	965,734
Capita Equipment Receivables Trust 6.48% 10/15/06	Baa2	780,000	779,756
CIT Marine Trust 5.8% 4/15/10	Aaa	1,584,720	1,614,681
CPS Auto Grantor Trust 6.55% 8/15/02	Aaa	33,458	33,458
CPS Auto Receivables Trust 6% 8/15/03	Aaa	231,868	234,404
CSXT Trade Receivables Master Trust 6% 7/26/04	Aaa	1,200,000	1,238,250
DaimlerChrysler Auto Trust 5.16% 1/6/05	Aaa	1,360,000	1,402,089
Ford Credit Auto Owner Trust:
5.71% 9/15/05	A2	405,000	420,583
7.03% 11/15/03	Aaa	194,000	198,426
Petroleum Enhanced Trust Receivables Offering Petroleum Trust 4.0838% 2/5/03 (f)(i)	Baa2	136,718	136,419
Railcar Trust 7.75% 6/1/04	Aaa	18,500	19,644
Sears Credit Account Master Trust II 7.5% 11/15/07	A2	750,000	803,145
UAF Auto Grantor Trust 6.1% 1/15/03 (f)	Aaa	234,153	235,753
TOTAL ASSET-BACKED SECURITIES (Cost $8,477,935)			8,364,083
Collateralized Mortgage Obligations - 0.4%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Government Agency - 0.4%
Fannie Mae:
REMIC planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	Aaa	$ 900,000	$ 880,308
Series 1999-57 Class PH, 6.5% 12/25/29	Aaa	800,000	780,500
sequential pay Series 2000-49 Class A, 8% 3/18/27	Aaa	1,780,711	1,916,490
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,354,983)			3,577,298
Commercial Mortgage Securities - 2.1%

Asset Securitization Corp. Series 1995-MD4 Class A1, 7.1% 8/13/29	AAA	2,764,917	2,979,438
CBM Funding Corp. sequential pay:
Series 1996-1:
Class A3PI, 7.08% 11/1/07	AA	870,000	931,172
Class B, 7.48% 2/1/08	A	680,000	733,019
Series 1996-1B Class A2, 6.88% 7/1/02	AA	406,760	411,209
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A Class E, 4.5563% 1/10/13 (f)(i)	Baa1	1,400,000	1,396,500
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	1,570,000	1,627,519
Series 1998 C1 Class D, 7.17% 1/17/12	Baa3	880,000	891,910
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	1,320,000	1,304,738
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (f)	Aa2	1,000,000	1,079,375
Class C1, 7.52% 5/15/06 (f)	A2	700,000	753,703
First Union National Bank Commercial Mortgage Trust Series 2001-C3 Class X1, 0.5761% 8/15/23 (f)(l)	Aaa	7,450,000	279,084
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 1/20/12 (f)	BBB-	785,314	748,378
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (f)(i)	Baa3	1,420,000	1,385,166
LTC Commercial Mortgage pass thru certificates Series 1998-1 Class A, 6.029% 5/30/30 (f)	AAA	888,262	904,917
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	AAA	640,000	659,575
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 12/15/10 (f)	Aaa	$ 1,150,000	$ 1,210,195
Series 1:
Class D2, 6.992% 12/15/10 (f)	Baa2	1,100,000	1,128,016
Class E2, 7.224% 12/15/10 (f)	Baa3	660,000	653,916
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,588,108)			19,077,830
Complex Mortgage Securities - 0.1%

Interest Only - 0.1%
Banc America Commercial Mortgage, Inc. Series 2001-1 Class X, 1.3449% 4/15/36 (i)(l) (Cost $1,054,787)	Aaa	16,014,605	1,048,457
Foreign Government and Government Agency Obligations ( j) - 0.3%

State of Israel (guaranteed by U.S. Government through Agency for International Development) euro 6.375% 12/19/01	A2	800,000	826,536
United Mexican States:
8.375% 1/14/11	Baa3	890,000	875,315
9.875% 2/1/10	Baa3	760,000	815,100
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,445,159)			2,516,951
Supranational Obligations - 0.2%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $1,262,012)	Aaa	1,270,000	1,393,368
Commercial Paper - 0.2%

British Telecommunications PLC 4.8538% 10/9/01 (i) (Cost $2,159,895)	2,160,000	2,159,933
Money Market Funds - 35.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.42% (c)	186,088,040	$ 186,088,040
Fidelity Money Market Central Fund, 3.48% (c)	140,550,134	140,550,134
TOTAL MONEY MARKET FUNDS (Cost $326,638,174)		326,638,174
Cash Equivalents - 0.7%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 3.23%, dated 9/28/01 due 10/1/01 (Cost $6,121,000)	$ 6,122,649	6,121,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $911,757,417)		915,879,225
NET OTHER ASSETS - 0.1%		477,172
NET ASSETS - 100%		$ 916,356,397
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
259 S&P 500 Stock Index Contracts	Dec. 2001	$ 67,579,575	$ 301,351
The face value of futures purchased as a percentage of net assets - 7.4%
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $32,929,783 or 3.6% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,994,407.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(k) Non-income producing-issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payments.
(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	29.6%	AAA, AA, A	29.4%
Baa	9.1%	BBB	7.9%
Ba	4.1%	BB	3.9%
B	4.0%	B	4.8%
Caa	0.6%	CCC	0.3%
Ca, C	0.0%	CC, C	0.0%
		D	0.1%
The percentage not rated by Moody's or S&P amounted to 0.1%. FMR has determined that unrated debt securities that are lower quality account for 0.1% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $1,064,289,895 and $1,107,006,603, respectively, of which long-term U.S. government and government agency obligations aggregated $413,836,243 and $467,259,304, respectively.

The market value of futures contracts opened and closed during the period amounted to $401,000,663 and $308,648,857, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20,512 for the period.
Income Tax Information

At September 30, 2001, the aggregate cost of investment securities for income tax purposes was $914,179,471. Net unrealized appreciation aggregated $1,699,754, of which $25,458,343 related to appreciated investment securities and $23,758,589 related to depreciated investment securities.

The fund hereby designates approximately $17,034,000 as a capital gain dividend for the purpose of the dividend paid deduction.
At September 30, 2001, the fund had a capital loss carryforward of approximately $7,669,000 all of which will expire on September 30, 2009.
The fund intends to elect to defer to its fiscal year ending September 30, 2002 approximately $52,038,000 of losses recognized during the period November 1, 2000 to September 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2001
Assets
Investment in securities, at value (including repurchase agreements of $6,121,000) (cost $911,757,417) - See accompanying schedule		$ 915,879,225
Receivable for investments sold Regular delivery		3,351,135
Delayed delivery		6,692,317
Receivable for fund shares sold		1,211,137
Dividends receivable		145,461
Interest receivable		7,247,494
Receivable for daily variation on futures contracts		1,247,012
Total assets		935,773,781
Liabilities
Payable to custodian bank	$ 339,850
Payable for investments purchased Regular delivery	6,061,310
Delayed delivery	11,336,801
Payable for fund shares redeemed	1,147,030
Accrued management fee	327,643
Other payables and accrued expenses	204,750
Total liabilities		19,417,384
Net Assets		$ 916,356,397
Net Assets consist of:
Paid in capital		$ 972,215,155
Undistributed net investment income		4,176,015
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(64,457,932)
Net unrealized appreciation (depreciation) on investments		4,423,159
Net Assets, for 82,297,689 shares outstanding		$ 916,356,397
Net Asset Value, offering price and redemption price per share ($916,356,397 ÷ 82,297,689 shares)		$11.13

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2001
Investment Income Dividends		$ 1,753,112
Interest		51,178,169
Security lending		269
Total income		52,931,550
Expenses
Management fee	$ 3,951,834
Transfer agent fees	1,495,545
Accounting and security lending fees	228,262
Non-interested trustees' compensation	3,296
Custodian fees and expenses	57,800
Registration fees	36,208
Audit	70,374
Legal	3,213
Reports to shareholders	56,145
Miscellaneous	3,241
Total expenses before reductions	5,905,918
Expense reductions	(178,919)	5,726,999
Net investment income		47,204,551
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(35,073,723)
Foreign currency transactions	1,031
Futures contracts	(25,073,582)	(60,146,274)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(8,890,363)
Futures contracts	301,351	(8,589,012)
Net gain (loss)		(68,735,286)
Net increase (decrease) in net assets resulting from operations		$ (21,530,735)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2001	Year ended September 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 47,204,551	$ 44,953,107
Net realized gain (loss)	(60,146,274)	23,481,506
Change in net unrealized appreciation (depreciation)	(8,589,012)	(1,888,874)
Net increase (decrease) in net assets resulting from operations	(21,530,735)	66,545,739
Distributions to shareholders From net investment income	(46,841,643)	(44,898,768)
From net realized gain	(18,585,700)	(15,249,488)
Total distributions	(65,427,343)	(60,148,256)
Share transactions Net proceeds from sales of shares	487,220,816	253,105,851
Reinvestment of distributions	62,057,762	56,478,351
Cost of shares redeemed	(364,391,087)	(400,309,555)
Net increase (decrease) in net assets resulting from share transactions	184,887,491	(90,725,353)
Total increase (decrease) in net assets	97,929,413	(84,327,870)
Net Assets
Beginning of period	818,426,984	902,754,854
End of period (including undistributed net investment income of $4,176,015 and $4,958,606, respectively)	$ 916,356,397	$ 818,426,984
Other Information Shares
Sold	41,381,680	20,837,070
Issued in reinvestment of distributions	5,320,503	4,661,759
Redeemed	(31,244,863)	(32,988,862)
Net increase (decrease)	15,457,320	(7,490,033)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 12.24	$ 12.15	$ 12.45	$ 12.36	$ 11.63
Income from Investment Operations
Net investment income B	.59	.65	.58	.57	.56
Net realized and unrealized gain (loss)	(.87)	.30	.22	.39	1.02
Total from investment operations	(.28)	.95	.80	.96	1.58
Less Distributions
From net investment income	(.61)	(.65)	(.57)	(.58)	(.59)
From net realized gain	(.22)	(.21)	(.53)	(.29)	(.26)
Total distributions	(.83)	(.86)	(1.10)	(.87)	(.85)
Net asset value, end of period	$ 11.13	$ 12.24	$ 12.15	$ 12.45	$ 12.36
Total Return A	(2.40)%	8.10%	6.65%	8.06%	14.16%
Ratios to Average Net Assets
Expenses before expense reductions	.64%	.65%	.69%	.71%	.77%
Expenses net of voluntary waivers, if any	.64%	.65%	.69%	.71%	.77%
Expenses net of all reductions	.62% C	.62% C	.67% C	.69% C	.76% C
Net investment income	5.10%	5.36%	4.72%	4.62%	4.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 916,356	$ 818,427	$ 902,755	$ 776,116	$ 647,402
Portfolio turnover rate	164%	140%	121%	156%	112%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2001

1. Significant Accounting Policies.

Fidelity Asset Manager: Income (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for paydown gains/losses on certain securities, futures transactions, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective October 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Change in Accounting Principle - continued

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of futures contracts opened and closed, is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .43% of average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .16% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $13,739,331 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund

Annual Report

Notes to Financial Statements - continued

6. Security Lending - continued

and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At the end of the period there were no security loans outstanding.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $62,874 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $9,830 and $106,215, respectively.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Asset Manager: Income:

We have audited the accompanying statement of assets and liabilities of Fidelity Asset Manager: Income, (the Fund), a fund of Fidelity Charles Street Trust, including the portfolio of investments, as of September 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager: Income as of September 30, 2001, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 6, 2001

Annual Report

Distributions

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

A total of 10.72% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 3.00% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on September 19, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	9,159,681,066.15	90.673
Against	297,725,553.44	2.947
Abstain	644,523,338.61	6.380
TOTAL	10,101,929,958.20	100.000
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	8,921,925,457.17	88.319
Against	525,117,774.86	5.198
Abstain	654,886,726.17	6.483
TOTAL	10,101,929,958.20	100.000
PROPOSAL 3
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	9,694,575,323.51	95.968
Withheld	407,354,634.69	4.032
TOTAL	10,101,929,958.20	100.000
Ralph F. Cox
Affirmative	9,678,290,979.15	95.806
Withheld	423,638,979.05	4.194
TOTAL	10,101,929,958.20	100.000
Phyllis Burke Davis
Affirmative	9,677,828,734.10	95.802
Withheld	424,101,224.10	4.198
TOTAL	10,101,929,958.20	100.000
	# of Votes Cast	% of Votes Cast
Robert M. Gates
Affirmative	9,679,251,629.35	95.816
Withheld	422,678,328.85	4.184
TOTAL	10,101,929,958.20	100.000
Abigail P. Johnson
Affirmative	9,676,726,713.18	95.791
Withheld	425,203,245.02	4.209
TOTAL	10,101,929,958.20	100.000
Edward C. Johnson 3d
Affirmative	9,680,067,762.17	95.824
Withheld	421,862,196.03	4.176
TOTAL	10,101,929,958.20	100.000
Donald J. Kirk
Affirmative	9,689,827,060.55	95.921
Withheld	412,102,897.65	4.079
TOTAL	10,101,929,958.20	100.000
Marie L. Knowles
Affirmative	9,690,932,975.45	95.932
Withheld	410,996,982.75	4.068
TOTAL	10,101,929,958.20	100.000
Ned C. Lautenbach
Affirmative	9,696,679,985.02	95.988
Withheld	405,249,973.18	4.012
TOTAL	10,101,929,958.20	100.000
Peter S. Lynch
Affirmative	9,702,018,050.84	96.041
Withheld	399,911,907.36	3.959
TOTAL	10,101,929,958.20	100.000
Marvin L. Mann
Affirmative	9,687,550,817.41	95.898
Withheld	414,379,140.79	4.102
TOTAL	10,101,929,958.20	100.000
	# of Votes Cast	% of Votes Cast
William O. McCoy
Affirmative	9,687,857,653.60	95.901
Withheld	414,072,304.60	4.099
TOTAL	10,101,929,958.20	100.000
William S. Stavropoulos
Affirmative	9,676,109,086.55	95.785
Withheld	425,820,871.65	4.215
TOTAL	10,101,929,958.20	100.000
PROPOSAL 4
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	399,418,166.86	84.458
Against	30,310,140.60	6.409
Abstain	43,190,798.07	9.133
TOTAL	472,919,105.53	100.000
PROPOSAL 5
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	392,675,178.23	83.032
Against	36,441,465.60	7.706
Abstain	43,802,461.70	9.262
TOTAL	472,919,105.53	100.000

*Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Bart Grenier, Vice President

Richard C. Habermann, Vice President

Charles S. Morrison, Vice President

John J. Todd, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

William S. Stavropoulos *

* Independent trustees

Advisory Board

Robert C. Pozen

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

Fidelity's Asset Allocation Funds

Asset ManagerSM

Asset Manager: Aggressive®

Asset Manager: Growth®

Asset Manager: Income®

Fidelity Freedom Funds® -
Income, 2000, 2010, 2020, 2030, 2040

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

AMI-ANN-1101 147746
1.537737.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

Investment Grade Bond

Fund

Annual Report

September 30, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

It's too early to assess how the financial markets will respond long term to the events of September 11, 2001, but the short-term reaction was clear. Many investors, already concerned about the poor showing of equities during the year, were quick to sell stocks when the market reopened. Composure returned to a large degree shortly thereafter, however, and many equity and bond indexes were on the upswing as September ended.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended September 30, 2001	Past 1 year	Past 5 years	Life of fund
Spartan ® Inv. Grade Bond	12.89%	46.29%	93.55%
LB Aggregate Bond	12.95%	47.33%	86.62%
Intermediate Investment Grade Debt Funds Average	11.72%	40.59%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 1, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 300 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended September 30, 2001	Past 1 year	Past 5 years	Life of fund
Spartan Inv. Grade Bond	12.89%	7.91%	7.61%
LB Aggregate Bond	12.95%	8.06%	7.18%
Intermediate Investment Grade Debt Funds Average	11.72%	7.04%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Annual Report

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Spartan® Investment Grade Bond Fund on October 1, 1992, when the fund started. As the chart shows, by September 30, 2001, the value of the investment would have grown to $19,355 - a 93.55% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $18,662 - an 86.62% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Performance - continued

Total Return Components

	Years ended September 30,
	2001	2000	1999	1998	1997
Dividend returns	6.69%	6.73%	5.83%	6.56%	6.72%
Capital returns	6.20%	-0.10%	-5.73%	4.39%	2.71%
Total returns	12.89%	6.63%	0.10%	10.95%	9.43%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended September 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.71¢	30.25¢	63.21¢
Annualized dividend rate	5.44%	5.81%	6.14%
30-day annualized yield	5.19%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.54 over the past one month, $10.38 over the past six months and $10.29 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses during the periods shown, the yield would have been 5.11%.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

Investment-grade bonds came back into the investing public's eye during the 12-month period ending September 30, 2001. After taking a backseat to stellar-performing equities for many years, investment-grade bonds were in high demand. A rapid slowdown in the economy, sharply lower interest rates and continued weakness in the equity market sent investors scurrying to the relative safety that bonds typically provide. The Lehman Brothers Aggregate Bond Index - a widely followed measure of taxable-bond performance - returned 12.95% during the past year. In comparison, most major equity indexes had negative returns. Falling interest rates provided a considerable boost to all types of investment-grade bonds. The Federal Reserve Board lowered key interest rates eight times during the past year to their lowest levels in decades. As interest rates fell, bond yields declined and their prices rose. The higher-yielding spread sectors - particularly government agency issues and corporate bonds - reacted most positively to lower rates. The Lehman Brothers U.S. Agency Index returned 13.99% during the period on the combination of historically attractive valuations and the vastly diminished threat of stricter legislation governing such entities as Fannie Mae and Freddie Mac. The Lehman Brothers Credit Bond Index jumped 13.10%, as demand from jittery equity investors matched record levels of new issuance. A record rate of home refinancing and higher prepayment activity - which is generally disliked by mortgage bond investors because it causes mortgage pools to prepay existing bonds and potentially forces investors to reinvest at lower rates - caused mortgage bonds to underperform higher-quality, lower-yielding Treasuries. The Lehman Brothers Mortgage-Backed Securities Index rose 12.34%, while the Lehman Brothers Treasury Index advanced 12.94%.

(Portfolio Manager photograph)
An interview with Kevin Grant, Portfolio Manager of Spartan Investment Grade Bond Fund

Q. How did the fund perform, Kevin?

A. For the one-year period that ended September 30, 2001, the fund returned 12.89%, outpacing the intermediate investment grade debt funds average tracked by Lipper Inc., which returned 11.72%. The Lehman Brothers Aggregate Bond Index returned 12.95% during the same time frame.

Q. What drove investment-grade bonds during the past year?

A. The Federal Reserve Board's monetary policy had a major influence on performance. Growing evidence of widespread weakness in the economy prompted the Fed to cut the fed funds target rate on eight occasions during the period - four of which were unusual inter-meeting moves - knocking it from 6.50% on the first of the year to 3.00% by September 30. As short-term interest rates fell, longer-term rates remained fairly stable as diminishing inflationary pressures were offset by the prospects of an eventual economic recovery. This resulted in a dramatic steepening of the Treasury yield curve - as the spread between two- and 30-year bonds reached decade-wide levels. It also induced a rally in the spread sectors. Corporate bonds made the strongest move, outperforming Treasuries for much of the year, as investors increasingly shifted toward higher-yielding securities. That advantage, however, was lost in the final month of the period. Deteriorating corporate profitability, combined with the tragic events of September 11 and already bleak near-term fundamentals, triggered a massive flight to safe government bonds.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What factors helped shape the fund's returns during this time frame?

A. The fund's corporate bond holdings had the biggest impact. Yield-curve positioning was important, as we emphasized the intermediate part of the curve where most of the spread tightening and, therefore, an increase in the price of those bonds, was concentrated. Moreover, the fund benefited from a healthy yield advantage over Treasuries. Timely trading was another key to performance, as we managed to capitalize on the volatility that marked the corporate market during the past 12 months. The decision to scale back on the fund's overweighting in corporates during the summer proved wise, as we managed to lock in the strong performance of that sector before things soured.

Q. What was your strategy within corporates?

A. My focus on quality and diversification really paid off. Several issuers during the period failed to maintain investment-grade quality because they were running their balance sheets too aggressively in the face of an economic slowdown. We avoided many of them, though even the best credit analysis was incapable of shielding us from some companies that experienced severe financial stress. The only effective defense proved to be a highly diversified portfolio, which prevented a handful of troubled securities from overwhelming the strong performance achieved through security selection in the rest of the portfolio. By leveraging the research strength and trading capabilities of Fidelity, we were able to own smaller positions in more securities than our average Lipper peer, which helped reduce our risk exposure and limit our downside. Relative to the index, we benefited from overweighting banks, which enjoyed rock-solid balance sheets, high quality of assets and no appreciable industry-wide credit problems. Adding to our holdings in Yankee bonds - which are dollar-denominated securities issued by foreign entities - provided additional diversification and helped boost returns. Here, we emphasized primarily those bonds issued by top-tier European banks and Canadian provinces. Focusing exclusively on high-quality telecommunications companies with cash-cow businesses and scant exposure to price competition further aided performance.

Q. What other moves had an influence on performance?

A. As mortgage rates declined during the summer and prepayment risk was becoming a real issue, I began to increase our exposure to mortgage securities, which had cheapened considerably. The fact is, mortgage securities were offering a great yield, and I felt they warranted an overweighting despite the refinancing risk. Emphasizing longer-dated agencies also helped, as these issues benefited from both their implicit government backing and compelling valuations. The fund also picked up some extra yield outside of the benchmark by adding to positions in high-quality/low-volatility, short-term asset-backed securities.

Q. What's your outlook?

A. There's an incredible amount of government stimulus - both fiscal and monetary - already in the pipeline, which could be a powerful tonic for the economy when it stages a recovery. I feel that the current flight to quality in Treasuries is excessive and that the non-Treasury sectors remain cheap. The good news for bondholders is that Treasuries now represent an increasingly smaller share - around 24% - of the overall investment-grade market. So, even if Treasury yields were to stay put, the other sectors still have lots of room to produce decent total returns. That said, I'm looking for ways to access those markets in a very diversified way to take advantage of how cheap they are and also protect the fund from individual credit problems.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high level of current income

Fund number: 448

Trading symbol: FSIBX

Start date: October 1, 1992

Size: as of September 30, 2001, more than $2.4 billion

Manager: Kevin Grant, since 1997; manager, several Fidelity investment-grade taxable bond funds; joined Fidelity in 1993

3

Kevin Grant re-emphasizes the importance of bonds in today's investment equation:

"Diversification, when done properly, includes some equities, some bonds and some cash. Most people think of diversification as simply equities plus cash. The problem with that approach is that when equities are going through a rough patch, the yield on cash tends to decline. If you have no bonds in the equation, you've got nothing that's appreciating when equities are correcting. The point of diversification is to shoot for an equation of equities plus bonds, which is an effective diversified portfolio structure due to their offsetting risks.

"Take the past 12 months, for example. During this period of time, the return on money market instruments remained far less than that of most bonds and, of course, the return on equities was negative. Here, the recipe of stocks and cash alone was wholly ineffective.

"Surprise events, such as the tragedy on September 11, reinforced this concept by doing amazing things to expose weaknesses and strengths in portfolios and in companies, for that matter. Those not set up for surprise outcomes experienced excessive stress - on top of an already challenging business climate - and were not able to pay interest on their debt. Many fell out of the investment-grade universe; some went out of business entirely. Conversely, those that had constructed their personal or corporate portfolios in a conservative, careful way were in a much better financial situation and not scrambling when the event occurred."

Annual Report

Investment Changes

Quality Diversification as of September 30, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	54.5	53.0
Aa	4.6	4.5
A	12.0	12.9
Baa	15.4	20.0
Ba and Below	0.3	0.4

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ® ratings. Securities rated as Ba or below were rated investment grade by other nationally recognized rating agencies or assigned an investment grade rating at the time of acquisition by Fidelity.

Average Years to Maturity as of September 30, 2001
6 months ago
Years	7.1	8.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of September 30, 2001
6 months ago
Years	4.6	4.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of September 30, 2001 *		As of March 31, 2001 **
	Corporate Bonds 31.3%		Corporate Bonds 34.4%
	U.S. Government and Government Agency Obligations 55.4%		U.S. Government and Government Agency Obligations 50.7%
	Asset-Backed Securities 5.9%		Asset-Backed Securities 2.2%
	CMOs and Other Mortgage Related Securities 3.6%		CMOs and Other Mortgage Related Securities 4.1%
	Other Investments 2.1%		Other Investments 2.8%
	Short-Term Investments and Net Other Assets 1.7%		Short-Term Investments and Net Other Assets 5.8%
* Foreign investments	8.1%	** Foreign investments	9.6%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments September 30, 2001

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.4%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 2.2%
Hotels, Restaurants & Leisure - 0.0%
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Baa3	$ 2,355	$ 1,719
Media - 2.0%
British Sky Broadcasting Group PLC yankee 8.2% 7/15/09	Ba1	7,750	7,847
Clear Channel Communications, Inc. 7.875% 6/15/05	Baa3	5,040	5,393
Continental Cablevision, Inc. 8.3% 5/15/06	A3	1,775	1,980
Cox Communications, Inc. 7.75% 11/1/10	Baa2	6,900	7,447
Hearst-Argyle Television, Inc. 7% 1/15/18	Baa3	9,800	8,700
News America Holdings, Inc. 8% 10/17/16	Baa3	6,000	6,224
TCI Communications, Inc. 9.8% 2/1/12	A3	4,700	5,801
Time Warner Entertainment Co. LP:
8.375% 7/15/33	Baa1	3,200	3,530
8.875% 10/1/12	Baa1	750	890
10.15% 5/1/12	Baa1	500	634
			48,446
Multiline Retail - 0.2%
Federated Department Stores, Inc. 8.5% 6/15/03	Baa1	2,275	2,421
Kmart Corp. 9.375% 2/1/06	Baa3	2,200	2,068
			4,489
TOTAL CONSUMER DISCRETIONARY			54,654
CONSUMER STAPLES - 3.1%
Food & Drug Retailing - 0.4%
Kroger Co.:
6.8% 4/1/11	Baa3	5,000	5,190
8.05% 2/1/10	Baa3	5,545	6,154
			11,344
Food Products - 1.4%
ConAgra Foods, Inc.:
6.75% 9/15/11	Baa1	7,700	7,937
7.125% 10/1/26	Baa1	2,040	2,175
Kellogg Co.:
6.6% 4/1/11	Baa2	4,300	4,428
7.45% 4/1/31	Baa2	3,500	3,644
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - continued
Sara Lee Corp. 6.25% 9/15/11	A3	$ 5,980	$ 6,077
Tyson Foods, Inc. 8.25% 10/1/11 (c)	Baa3	9,000	9,214
			33,475
Household Products - 0.2%
Fort James Corp.:
6.5% 9/15/02	Baa3	4,000	4,040
6.625% 9/15/04	Baa3	595	596
			4,636
Tobacco - 1.1%
Philip Morris Companies, Inc.:
6.95% 6/1/06	A2	9,500	10,167
7% 7/15/05	A2	3,600	3,839
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	12,200	12,587
			26,593
TOTAL CONSUMER STAPLES			76,048
ENERGY - 0.8%
Oil & Gas - 0.8%
Duke Energy Field Services LLC 7.875% 8/16/10	Baa2	6,000	6,494
Oryx Energy Co.:
8.125% 10/15/05	Baa2	4,640	5,085
8.375% 7/15/04	Baa2	5,000	5,448
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	3,435	3,677
			20,704
FINANCIALS - 14.7%
Banks - 4.0%
ABN-Amro Bank NV, Chicago 6.625% 10/31/01	Aa3	5,750	5,764
Banc One Corp. 7.25% 8/1/02	A1	2,000	2,065
Bank of America Corp. 7.8% 2/15/10	Aa3	9,100	10,145
Bank of Montreal 6.1% 9/15/05	A1	3,000	3,123
Bank One Corp. 7.875% 8/1/10	A1	3,910	4,369
BankBoston Corp. 6.625% 2/1/04	A3	370	391
Barclays Bank PLC yankee 8.55% 9/29/49 (b)(c)	Aa2	3,130	3,555
Capital One Bank 6.375% 2/15/03	Baa2	2,000	2,032
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
First Union Corp. 7.55% 8/18/05	A1	$ 7,550	$ 8,236
First Union National Bank, North Carolina 7.8% 8/18/10	A1	5,000	5,575
FleetBoston Financial Corp. 7.25% 9/15/05	A2	7,730	8,378
HSBC Finance Nederland BV 7.4% 4/15/03 (c)	A1	250	263
Kansallis-Osake-Pankki yankee 10% 5/1/02	A1	430	446
Korea Development Bank:
6.625% 11/21/03	Baa2	2,775	2,886
7.125% 4/22/04	Baa2	1,710	1,796
7.375% 9/17/04	Baa2	3,060	3,244
MBNA Corp.:
6.34% 6/2/03	Baa2	800	794
6.875% 11/15/02	Baa2	3,600	3,721
Merita Bank Ltd. yankee 6.5% 1/15/06	A1	3,000	3,176
PNC Funding Corp. 5.75% 8/1/06	A2	3,870	3,951
Providian National Bank 6.75% 3/15/02	Baa3	2,160	2,176
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (f)	A2	3,705	3,735
8.817% 3/31/49	A1	1,915	2,123
Union Planters Corp.:
6.75% 11/1/05	Baa2	1,200	1,253
7.75% 3/1/11	Baa2	3,845	4,171
Wells Fargo & Co. 6.375% 8/1/11	Aa2	8,240	8,419
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	Aa2	2,200	2,454
			98,241
Diversified Financials - 8.7%
American Gen. Finance Corp. 5.875% 7/14/06	A2	11,700	12,016
Amvescap PLC yankee:
6.375% 5/15/03	A2	1,500	1,560
6.6% 5/15/05	A2	7,750	8,118
Associates Corp. of North America 6% 7/15/05	Aa3	5,000	5,241
Athena Neurosciences Finance LLC 7.25% 2/21/08	Baa2	12,620	13,420
Bell Atlantic Financial Service, Inc. 7.6% 3/15/07	A1	2,500	2,757
Capital One Financial Corp. 7.125% 8/1/08	Baa3	2,900	2,690
CIT Group, Inc. 5.5% 2/15/04	A2	980	1,006
Citigroup, Inc. 7.25% 10/1/10	Aa3	8,100	8,825
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Countrywide Home Loans, Inc.:
5.25% 5/22/03	A3	$ 6,915	$ 7,093
5.5% 8/1/06	A3	4,300	4,349
Credit Suisse First Boston (USA), Inc. 5.875% 8/1/06	A1	4,300	4,410
Daimler-Chrysler NA Holding Corp. 6.59% 6/18/02	A3	575	584
Ford Motor Credit Co.:
6.875% 2/1/06	A2	12,200	12,581
7.375% 10/28/09	A2	3,960	4,060
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	4,720	4,861
6.75% 1/15/06	A2	7,080	7,280
6.875% 9/15/11	A2	3,420	3,347
7.5% 7/15/05	A2	4,000	4,221
7.75% 1/19/10	A2	3,700	3,903
Household Finance Corp. 6.5% 1/24/06	A2	3,200	3,347
HSBC Capital Funding LP 9.547% 12/31/49 (b)(c)	A1	4,300	5,029
ING Capital Funding Trust III 8.439% 12/31/10	Aa3	6,800	7,514
J.P. Morgan Chase & Co.:
5.625% 8/15/06	Aa3	8,395	8,677
6.75% 2/1/11	A1	4,550	4,771
Mellon Funding Corp. 7.5% 6/15/05	A1	1,500	1,653
Merrill Lynch & Co., Inc. 6.15% 1/26/06	Aa3	6,400	6,721
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A2	1,850	1,960
NiSource Finance Corp.:
7.625% 11/15/05	Baa2	5,100	5,545
7.875% 11/15/10	Baa2	5,940	6,589
Qwest Capital Funding, Inc. 7.75% 8/15/06	Baa1	3,700	3,971
Reed Elsevier Capital, Inc.:
6.125% 8/1/06	A3	1,550	1,591
6.75% 8/1/11	A3	3,645	3,767
Sprint Capital Corp.:
5.875% 5/1/04	Baa1	290	297
6.875% 11/15/28	Baa1	11,710	10,500
7.125% 1/30/06	Baa1	2,800	2,941
TCI Communications Financing III 9.65% 3/31/27	A3	2,500	2,804
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	1,385	1,399
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
TXU Eastern Funding yankee:
6.15% 5/15/02	Baa1	$ 8,000	$ 8,114
6.75% 5/15/09	Baa1	4,200	4,202
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	4,400	4,980
Unilever Capital Corp. 6.875% 11/1/05	A1	4,000	4,313
			213,007
Insurance - 0.1%
Executive Risk Capital Trust 8.675% 2/1/27	Baa3	1,750	1,910
Real Estate - 1.9%
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	2,280	2,372
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	1,100	1,128
Duke Realty LP 7.3% 6/30/03	Baa1	4,000	4,206
EOP Operating LP:
6.5% 1/15/04	Baa1	4,040	4,216
6.625% 2/15/05	Baa1	10,010	10,325
6.75% 2/15/08	Baa1	6,270	6,308
ERP Operating LP 7.1% 6/23/04	A3	4,000	4,246
Mack-Cali Realty LP 7.75% 2/15/11	Baa3	7,300	7,655
Merry Land & Investment Co., Inc. 7.25% 6/15/05	A3	3,150	3,338
ProLogis Trust 6.7% 4/15/04	Baa1	970	1,012
			44,806
TOTAL FINANCIALS			357,964
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.5%
Lockheed Martin Corp. 8.2% 12/1/09	Baa3	3,000	3,417
Raytheon Co.:
5.7% 11/1/03	Baa3	3,400	3,467
7.9% 3/1/03	Baa3	5,825	6,106
			12,990
Airlines - 0.3%
Continental Airlines, Inc. pass thru trust certificate:
7.434% 3/15/06	Ba1	995	953
7.73% 9/15/12	Ba1	328	291
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.:
equipment trust certificate 8.54% 1/2/07	Baa3	$ 2,092	$ 2,129
pass thru trust certificate:
7.57% 11/18/10	A2	1,305	1,300
7.92% 11/18/10	A3	1,300	1,278
			5,951
Machinery - 0.4%
Tyco International Group SA yankee:
6.75% 2/15/11	Baa1	4,500	4,664
6.875% 1/15/29	Baa1	5,000	4,832
			9,496
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp. 6.53% 7/15/37	Baa2	10,000	10,348
Norfolk Southern Corp.:
7.05% 5/1/37	Baa1	2,510	2,626
7.25% 2/15/31	Baa1	7,400	7,264
			20,238
TOTAL INDUSTRIALS			48,675
INFORMATION TECHNOLOGY - 0.5%
Computers & Peripherals - 0.5%
International Business Machines Corp. 4.875% 10/1/06	A1	12,000	12,008
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 3.9%
AT&T Corp. 6.5% 3/15/29	A2	7,885	6,860
British Telecommunications PLC:
7.875% 12/15/05	Baa1	7,800	8,412
8.375% 12/15/10	Baa1	6,800	7,518
Cable & Wireless Optus Finance Property Ltd.:
8% 6/22/10 (c)	Baa1	6,600	7,425
8.125% 6/15/09 (c)	Baa1	4,000	4,453
Citizens Communications Co.:
8.5% 5/15/06	Baa2	3,785	4,053
9.25% 5/15/11	Baa2	2,390	2,633
France Telecom SA 7.2% 3/1/06 (c)	Baa1	1,625	1,728
GTE Corp. 7.83% 5/1/23	A2	1,000	1,020
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Koninklijke KPN NV yankee:
8% 10/1/10	Baa3	$ 5,000	$ 3,831
8.375% 10/1/30	Baa3	4,000	2,964
SBC Communications, Inc. 5.75% 5/2/06	Aa3	10,945	11,349
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	3,075	3,149
Telefonica Europe BV 8.25% 9/15/30	A2	1,475	1,531
Telefonos de Mexico SA de CV 8.25% 1/26/06 (c)	Baa1	8,500	8,606
Teleglobe Canada, Inc. yankee:
7.2% 7/20/09	Baa1	5,000	5,183
7.7% 7/20/29	Baa1	2,611	2,677
TELUS Corp. yankee 7.5% 6/1/07	Baa2	11,265	11,811
			95,203
Wireless Telecommunication Services - 0.5%
AT&T Wireless Services, Inc. 8.75% 3/1/31 (c)	Baa2	10,000	10,992
TOTAL TELECOMMUNICATION SERVICES			106,195
UTILITIES - 2.7%
Electric Utilities - 1.8%
Avon Energy Partners Holdings:
6.46% 3/4/08 (c)	Baa2	3,200	3,087
7.05% 12/11/07 (c)	Baa2	6,000	5,997
DR Investments UK PLC yankee 7.1% 5/15/02 (c)	A3	2,000	2,037
Florida Power & Light Co. 6.875% 12/1/05	Aa3	5,830	6,254
Hydro-Quebec:
6.3% 5/11/11	A1	15,500	16,233
yankee 8% 2/1/13	A1	250	297
Illinois Power Co. 7.5% 6/15/09	Baa1	4,800	5,092
Israel Electric Corp. Ltd.:
7.75% 3/1/09 (c)	A3	1,000	1,032
7.75% 12/15/27 (c)	A3	4,445	3,905
Texas Utilities Co. 6.375% 1/1/08	Baa3	1,065	1,076
			45,010
Gas Utilities - 0.8%
Consolidated Natural Gas Co. 6.85% 4/15/11	A2	1,200	1,252
KeySpan Corp.:
7.25% 11/15/05	A3	3,390	3,677
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Gas Utilities - continued
KeySpan Corp.: - continued
7.625% 11/15/10	A3	$ 2,500	$ 2,754
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (c)	Baa2	5,200	5,605
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	3,000	3,221
Sempra Energy 7.95% 3/1/10	A2	1,650	1,724
			18,233
Multi-Utilities - 0.1%
Williams Companies, Inc. 7.125% 9/1/11	Baa2	3,355	3,424
TOTAL UTILITIES			66,667
TOTAL NONCONVERTIBLE BONDS (Cost $714,616)			742,915
U.S. Government and Government Agency Obligations - 13.7%

U.S. Government Agency Obligations - 7.0%
Fannie Mae:
4.45% 2/27/04	Aaa	10,000	10,070
5.25% 6/15/06	Aaa	5,145	5,351
5.5% 5/2/06	AA-	7,740	8,062
6.25% 2/1/11	Aa2	3,210	3,381
7.125% 6/15/10	Aaa	6,070	6,870
7.25% 1/15/10	Aaa	14,600	16,637
7.25% 5/15/30	Aaa	34,955	40,033
Federal Home Loan Bank 5% 2/28/03	Aaa	9,370	9,647
Financing Corp. - coupon STRIPS 0% 3/26/04	Aaa	5,606	5,124
Freddie Mac:
5.875% 3/21/11	Aa2	15,425	15,823
6% 6/15/11	Aaa	34,475	36,309
6.75% 3/15/31	Aaa	11,345	12,247
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			169,554
U.S. Treasury Obligations - 6.7%
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa	46,940	51,165
6.25% 5/15/30	Aaa	23,200	25,817
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
11.25% 2/15/15	Aaa	$ 31,500	$ 50,311
U.S. Treasury Notes:
5% 8/15/11	Aaa	4,155	4,292
6.125% 8/15/07	Aaa	17,875	19,685
6.5% 2/15/10	Aaa	11,780	13,361
TOTAL U.S. TREASURY OBLIGATIONS			164,631
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $322,549)			334,185
U.S. Government Agency - Mortgage Securities - 41.1%

Fannie Mae - 39.7%
5.5% 1/1/09 to 4/1/11	Aaa	8,622	8,743
5.5% 10/1/16 (d)	Aaa	33,000	33,072
6% 4/1/13 to 9/1/31	Aaa	84,977	84,956
6.5% 12/1/25 to 9/1/31 (e)	Aaa	456,868	465,237
6.5% 10/1/31 (d)	Aaa	20,000	20,331
7% 3/1/23 to 5/1/31	Aaa	31,104	32,232
7% 10/1/31 (d)	Aaa	229,786	237,542
7.5% 7/1/25 to 6/1/31	Aaa	67,242	69,964
7.5% 10/1/31 (d)	Aaa	8,200	8,525
8% 7/1/13 to 5/1/28	Aaa	7,423	7,820
9.5% 4/1/17 to 12/1/18	Aaa	472	514
TOTAL FANNIE MAE			968,936
Freddie Mac - 0.1%
8.5% 5/1/25 to 8/1/27	Aaa	2,188	2,335
Government National Mortgage Association - 1.3%
6% 10/15/08 to 7/15/29	Aaa	5,670	5,742
6.5% 10/15/27 to 11/15/28	Aaa	14,551	14,893
7% 10/15/27	Aaa	194	202
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
7.5% 12/15/05 to 10/15/27	Aaa	$ 7,864	$ 8,265
8.5% 2/15/31 to 4/15/31	Aaa	1,486	1,578
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			30,680
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $977,440)			1,001,951
Asset-Backed Securities - 5.1%

American Express Credit Account Master Trust 6.1% 12/15/06	A1	2,600	2,733
Capita Equipment Receivables Trust 6.48% 10/15/06	Baa2	1,760	1,759
Capital One Master Trust 5.45% 3/16/09	Aaa	7,800	8,064
Chase Manhattan Auto Owner Trust:
5.06% 2/15/08	A2	1,575	1,611
5.07% 2/15/08	Aaa	10,600	10,600
Discover Card Master Trust I:
5.75% 12/15/08	Aaa	14,000	14,631
5.85% 11/16/04	A2	4,000	4,081
Ford Credit Auto Owner Trust:
5.54% 12/15/05	A1	3,000	3,099
5.71% 9/15/05	A2	1,775	1,843
7.03% 11/15/03	Aaa	424	434
Honda Auto Receivables Owner Trust:
4.67% 3/18/05	Aaa	6,630	6,767
5.09% 10/18/06	Aaa	3,525	3,622
JCPenney Master Credit Card Trust 5.5% 6/15/07	Aaa	13,400	13,890
Key Auto Finance Trust:
6.3% 10/15/03	A2	53	53
6.65% 10/15/03	Baa3	34	34
MBNA Credit Card Master Note Trust:
3.94% 1/15/09 (f)	A2	24,500	24,500
5.75% 10/15/08	Aaa	3,800	3,984
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Sears Credit Account Master Trust II 6.75% 9/16/09	Aaa	$ 6,300	$ 6,792
Target Credit Card Master Trust 3.69% 7/25/08 (f)	Aaa	14,700	14,700
TOTAL ASSET-BACKED SECURITIES (Cost $120,297)			123,197
Collateralized Mortgage Obligations - 0.4%

U.S. Government Agency - 0.4%
Freddie Mac REMIC planned amortization class Series 1669 Class H, 6.5% 7/15/23 (Cost $9,669)	Aaa	10,000	10,506
Commercial Mortgage Securities - 2.0%

Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/1/09 (c)	Aaa	5,243	5,406
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A:
Class D, 4.56% 1/10/13 (c)(f)	Aa1	1,097	1,094
Class E, 4.5563% 1/10/13 (c)(f)	Baa1	5,260	5,247
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	3,100	3,429
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	2,200	2,281
Series 2001-CP4 Class AX, 0.9696% 12/15/35 (c)	AAA	97,250	4,957
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 5/10/10	Aaa	8,000	8,880
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (c)	Aa2	1,000	1,079
Class C1, 7.52% 5/15/06 (c)	A2	1,000	1,077
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 2000-C3 Class A2, 6.957% 9/15/35	Aaa	6,000	6,448
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (c)(f)	Baa3	$ 2,000	$ 1,951
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (c)	Aaa	7,000	7,366
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $46,820)			49,215
Foreign Government and Government Agency Obligations (h) - 1.7%

Malaysian Government:
7.5% 7/15/11	Baa2	1,000	1,014
yankee 8.75% 6/1/09	Baa2	1,600	1,770
New Brunswick Province yankee 7.625% 2/15/13	A1	500	592
Ontario Province:
6% 2/21/06	Aa3	4,600	4,882
7% 8/4/05	Aa3	2,000	2,184
Quebec Province:
yankee 7.125% 2/9/24	A1	480	512
7% 1/30/07	A1	4,000	4,391
7.5% 9/15/29	A1	15,480	16,991
Saskatchewan Province yankee 8.5% 7/15/22	A1	300	374
United Mexican States:
8.5% 2/1/06	Baa3	3,325	3,450
9.875% 2/1/10	Baa3	5,930	6,360
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $41,664)			42,520
Supranational Obligations - 0.4%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $7,948)	Aaa	8,000	8,777
Fixed-Income Funds - 4.3%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $105,000)	10,500,000	105,000
Cash Equivalents - 14.2%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements:
(U.S. Government Obligations), in a joint trading account at 3.4%, dated 9/28/01 due 10/1/01	$ 337,714	$ 337,618
(U.S. Treasury Obligations), in a joint trading account at 2.5%, dated 9/28/01 due 10/1/01	9,368	9,366
TOTAL CASH EQUIVALENTS (Cost $346,984)		346,984
TOTAL INVESTMENT PORTFOLIO - 113.3% (Cost $2,692,987)		2,765,250
NET OTHER ASSETS - (13.3)%		(324,631)
NET ASSETS - 100%		$ 2,440,619
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $101,105,000 or 4.1% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(h) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	70.5%	AAA, AA, A	66.4%
Baa	15.4%	BBB	13.5%
Ba	0.3%	BB	1.2%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentages are based on the combined long-term debt holdings of the fund and its pro-rata share of the fixed-income central fund.

Purchases and sales of securities, other than short-term securities, aggregated $4,770,433,000 and $4,360,098,000, respectively, of which long-term U.S. government and government agency obligations aggregated $3,827,497,000 and $3,725,208,000, respectively.

The fund participated in the security lending program during the period. Cash collateral includes amounts received for unsettled security loans.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loans were outstanding amounted to $100,178,000. The weighted average interest rate was 5.11%. Interest earned from the interfund lending program amounted to $28,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information

At September 30, 2001, the aggregate cost of investment securities for income tax purposes was $2,693,601,000. Net unrealized appreciation aggregated $71,649,000, of which $76,804,000 related to appreciated investment securities and $5,155,000 related to depreciated investment securities.

A total of 12.91% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	September 30, 2001
Assets
Investment in securities, at value (including securities loaned of $15,381 and repurchase agreements of $346,984) (cost $2,692,987) - See accompanying schedule		$ 2,765,250
Commitment to sell securities on a delayed delivery basis	$ (40,662)
Receivable for securities sold on a delayed delivery basis	40,553	(109)
Receivable for investments sold, regular delivery		19,117
Receivable for fund shares sold		7,028
Interest receivable		22,298
Total assets		2,813,584
Liabilities
Payable to custodian bank	11,346
Payable for investments purchased Regular delivery	43,750
Delayed delivery	297,392
Payable for fund shares redeemed	2,762
Distributions payable	988
Accrued management fee	1,037
Other payables and accrued expenses	2
Collateral on securities loaned, at value	15,688
Total liabilities		372,965
Net Assets		$ 2,440,619
Net Assets consist of:
Paid in capital		$ 2,364,806
Undistributed net investment income		387
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,272
Net unrealized appreciation (depreciation) on investments		72,154
Net Assets, for 229,773 shares outstanding		$ 2,440,619
Net Asset Value, offering price and redemption price per share ($2,440,619 ÷ 229,773 shares)		$10.62

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended September 30, 2001
Investment Income Interest		$ 134,715
Security lending		302
Total income		135,017
Expenses
Management fee	$ 12,438
Non-interested trustees' compensation	7
Total expenses before reductions	12,445
Expense reductions	(2,088)	10,357
Net investment income		124,660
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		38,677
Change in net unrealized appreciation (depreciation) on:
Investment securities	91,855
Delayed delivery commitments	(92)	91,763
Net gain (loss)		130,440
Net increase (decrease) in net assets resulting from operations		$ 255,100

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended September 30, 2001	Year ended September 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 124,660	$ 107,354
Net realized gain (loss)	38,677	(21,054)
Change in net unrealized appreciation (depreciation)	91,763	23,968
Net increase (decrease) in net assets resulting from operations	255,100	110,268
Distributions to shareholders from net investment income	(126,822)	(108,036)
Share transactions Net proceeds from sales of shares	1,222,841	660,195
Reinvestment of distributions	114,665	96,721
Cost of shares redeemed	(859,915)	(561,952)
Net increase (decrease) in net assets resulting from share transactions	477,591	194,964
Total increase (decrease) in net assets	605,869	197,196
Net Assets
Beginning of period	1,834,750	1,637,554
End of period (including undistributed net investment income of $387 and $730, respectively)	$ 2,440,619	$ 1,834,750
Other Information Shares
Sold	118,232	66,969
Issued in reinvestment of distributions	11,102	9,802
Redeemed	(83,067)	(56,927)
Net increase (decrease)	46,267	19,844

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 10.000	$ 10.010	$ 10.700	$ 10.250	$ 9.980
Income from Investment Operations Net investment incomeB	.618	.640	.620	.634	.640
Net realized and un realized gain (loss)	.634	(.005)	(.610)	.453	.273
Total from investment operations	1.252	.635	.010	1.087	.913
Less Distributions
From net investment income	(.632)	(.645)	(.620)	(.637)	(.643)
From net realized gain	-	-	(.022)	-	-
In excess of net realized gain	-	-	(.058)	-	-
Total distributions	(.632)	(.645)	(.700)	(.637)	(.643)
Net asset value, end of period	$ 10.620	$ 10.000	$ 10.010	$ 10.700	$ 10.250
Total ReturnA	12.89%	6.63%	0.10%	10.95%	9.43%
Ratios to Average Net Assets
Expenses before expense reductions	.60%	.60%	.60%	.63%	.65%
Expenses net of voluntary waivers, if any	.50%	.50%	.47%	.38%	.48%
Expenses net of all reductions	.50%	.50%	.47%	.38%	.48%
Net investment income	6.02%	6.50%	6.04%	6.11%	6.36%
Supplemental Data
Net assets, end of period (in millions)	$ 2,441	$ 1,835	$ 1,638	$ 1,220	$ 551
Portfolio turnover rate	223%	122%	148%	222%	194%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2001

1. Significant Accounting Policies.

Spartan Investment Grade Bond Fund (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales, futures transactions and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective October1, 2001 the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding,

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .60% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $454,000 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral(in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Additional information regarding security lending is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

6. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .50% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the fund's expenses by $2,069,000.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $19,000.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Charles Street Trust and Shareholders of Spartan Investment Grade Bond Fund:

We have audited the accompanying statement of assets and liabilities of Spartan Investment Grade Bond Fund, (the Fund), a fund of Fidelity Charles Street Trust, including the portfolio of investments, as of September 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan Investment Grade Bond Fund as of September 30, 2001, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 2, 2001

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on September 19, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	9,159,681,066.15	90.673
Against	297,725,553.44	2.947
Abstain	644,523,338.61	6.380
TOTAL	10,101,929,958.20	100.000
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	8,921,925,457.17	88.319
Against	525,117,774.86	5.198
Abstain	654,886,726.17	6.483
TOTAL	10,101,929,958.20	100.000
PROPOSAL 3
To elect a Board of Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	9,694,575,323.51	95.968
Withheld	407,354,634.69	4.032
TOTAL	10,101,929,958.20	100.000
Ralph F. Cox
Affirmative	9,678,290,979.15	95.806
Withheld	423,638,979.05	4.194
TOTAL	10,101,929,958.20	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	9,677,828,734.10	95.802
Withheld	424,101,224.10	4.198
TOTAL	10,101,929,958.20	100.000
Robert M. Gates
Affirmative	9,679,251,629.35	95.816
Withheld	422,678,328.85	4.184
TOTAL	10,101,929,958.20	100.000
Abigail P. Johnson
Affirmative	9,676,726,713.18	95.791
Withheld	425,203,245.02	4.209
TOTAL	10,101,929,958.20	100.000
Edward C. Johnson 3d
Affirmative	9,680,067,762.17	95.824
Withheld	421,862,196.03	4.176
TOTAL	10,101,929,958.20	100.000
Donald J. Kirk
Affirmative	9,689,827,060.55	95.921
Withheld	412,102,897.65	4.079
TOTAL	10,101,929,958.20	100.000
Marie L. Knowles
Affirmative	9,690,932,975.45	95.932
Withheld	410,996,982.75	4.068
TOTAL	10,101,929,958.20	100.000
Ned C. Lautenbach
Affirmative	9,696,679,985.02	95.988
Withheld	405,249,973.18	4.012
TOTAL	10,101,929,958.20	100.000
	# of Votes Cast	% of Votes Cast
Peter S. Lynch
Affirmative	9,702,018,050.84	96.041
Withheld	399,911,907.36	3.959
TOTAL	10,101,929,958.20	100.000
Marvin L. Mann
Affirmative	9,687,550,817.41	95.898
Withheld	414,379,140.79	4.102
TOTAL	10,101,929,958.20	100.000
William O. McCoy
Affirmative	9,687,857,653.60	95.901
Withheld	414,072,304.60	4.099
TOTAL	10,101,929,958.20	100.000
William S. Stavropoulos
Affirmative	9,676,109,086.55	95.785
Withheld	425,820,871.65	4.215
TOTAL	10,101,929,958.20	100.000
PROPOSAL 4
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	1,055,498,549.04	90.530
Against	39,038,438.71	3.348
Abstain	71,378,346.45	6.122
TOTAL	1,165,915,334.20	100.000
PROPOSAL 5
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	1,048,885,309.80	89.962
Against	45,333,971.45	3.889
Abstain	71,696,052.95	6.149
TOTAL	1,165,915,334.20	100.000

*Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Dwight D. Churchill, Vice President

Kevin E. Grant, Vice President

David L. Murphy, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

William S. Stavropoulos *

Advisory Board

Robert C. Pozen

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Ginnie Mae

Government Income

High Income

Intermediate Bond

Intermediate Government Income

International Bond

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2001 & 2003

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SIG-ANN-1101 148503
1.703372.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com